As filed with the Securities and Exchange Commission on April 9, 2001

                           1933 Act File No. 33-12092
                           1940 Act File No. 811-5029

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-lA

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]
               Pre-Effective Amendment No:                           [ ]
               Post-Effective Amendment No: 32                       [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]
                                Amendment No: 31

                          LEGG MASON INCOME TRUST, INC.
               (Exact Name of Registrant as Specified in Charter)

                                100 Light Street
                            Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (410) 539-0000

                                   Copies to:

MARC R. DUFFY, ESQ.                              ARTHUR C. DELIBERT, ESQ.
Legg Mason Wood Walker, Incorporated             Kirkpatrick & Lockhart LLP
100 Light Street                                 1800 Massachusetts Ave., N.W.
Baltimore, Maryland  21202                       Second Floor
Name and Address of Agent for Service)           Washington, D.C.  20036-1800

It is proposed that this filing will become effective:

[ ]  immediately  upon  filing  pursuant  to Rule  485(b)
[X]  on April 30, 2001 pursuant to Rule 485(b)
[ ]  60 days after filing  pursuant to Rule 485(a)(i)
[ ]  on ,  pursuant  to Rule  485(a)(i)
[ ]  75 days after filing pursuant to Rule 485(a)(ii)
[ ]  on , pursuant to Rule 485(a)(ii)

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          Legg Mason Income Trust, Inc.

                       Contents of Registration Statement

This registration statement consists of the following papers and documents.

Cover Sheet

Table of Contents

Part A - Primary Class Prospectus
Legg Mason U. S. Government Intermediate-Term Portfolio
Legg Mason Investment Grade Income Portfolio
Legg Mason High Yield Portfolio
Legg Mason U.S. Government Money Market Portfolio

Part A - Institutional Class Prospectus
Legg Mason U.S. Government Intermediate-Term Portfolio
Legg Mason Investment Grade Income Portfolio
Legg Mason High Yield Portfolio

Part B - Statement of Additional Information
Primary Class and Institutional Class Shares
Legg Mason U. S. Government Intermediate-Term Portfolio
Legg Mason Investment Grade Income Portfolio
Legg Mason High Yield Portfolio
Legg Mason U.S. Government Money Market Portfolio

Part C - Other Information

Signature Page

Exhibits

LEGG MASON U.S. GOVERNMENT INTERMEDIATE-TERM PORTFOLIO
LEGG MASON INVESTMENT GRADE INCOME PORTFOLIO
LEGG MASON HIGH YIELD PORTFOLIO
LEGG MASON U.S. GOVERNMENT MONEY MARKET PORTFOLIO




                    PRIMARY CLASS PROSPECTUS April 30, 2001




                                      logo





As with all mutual funds, the Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

TABLE OF CONTENTS


About the funds:
---------------

    1         Investment objectives and policies
    4         Principal risks
    6         Performance
   10         Fees and expenses of the funds
   12         Management


About your investment:
---------------------

   14         How to invest
   16         How to sell your shares
   18         Account policies
   19         Services for investors
   20         Distributions and taxes
   21         Financial highlights

[icon] INVESTMENT OBJECTIVES AND POLICIES

Legg Mason Income Trust, Inc. offers four series: Legg Mason U.S. Government Intermediate-Term Portfolio ("Government Intermediate"), Legg Mason Investment Grade Income Portfolio ("Investment Grade"), Legg Mason High Yield Portfolio ("High Yield") and Legg Mason U.S. Government Money Market Portfolio ("Government Money Market").

Western Asset Management Company ("Western Asset" or "Adviser") is the funds' investment adviser. Western Asset's approach in managing these four funds revolves around an investment outlook developed by its Investment Strategy Group, a team of senior professionals that meets at least twice a week to review developments in the economy and the markets. Based on their consensus view of the economic outlook for the following six months, this group arrives at a recommended portfolio structure, including targets for duration, yield curve exposure, and sector allocation. Western Asset's Portfolio Management Group implements the strategy in a manner consistent with the investment policies of each fund, using information on the relative credit strength, liquidity, issue structure, event risk, covenant protection and market valuation of available securities. Each fund is managed in accordance with the investment objective and policies described below.


U. S. Government Intermediate-Term Portfolio

Investment objective: high current income consistent with prudent investment risk and liquidity needs.

Principal investment strategies:

Under normal circumstances, the fund invests at least 75% of its total assets in obligations issued or guaranteed by the U.S. Government, its agencies or
instrumentalities,   or  repurchase   agreements  secured  by  such  securities.
Investments in mortgage-related securities issued by governmental or government-related entities are included in the 75% limitation.

The balance of the fund, up to 25% of its total assets, may be invested in commercial paper and investment grade debt securities rated within one of the four highest grades assigned by a nationally recognized statistical rating organization ("NRSRO"), such as Standard & Poor's ("S&P") or Moody's Investors Service, Inc. ("Moody's"), or unrated securities judged by the Adviser to be of comparable quality to a rated security.

Although it can invest in securities of any maturity, the fund normally expects to maintain a dollar-weighted average maturity of between three and ten years.

For temporary defensive purposes or pending investment, the fund may invest without limit in cash and U.S. dollar denominated money market instruments, including repurchase agreements, having shorter than usual maturities. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


Investment Grade Income Portfolio

Investment objective: high level of current income through investment in a diversified portfolio of debt securities.

Principal investment strategies:

The fund invests primarily in fixed-income securities that the Adviser considers to be investment grade. Although the fund can invest in securities of any maturity, it normally expects to maintain a dollar-weighted average maturity of between five and twenty years.

The fund invests, under normal circumstances, at least 75% of its total assets in the following types of investment grade fixed-income securities:

o debt securities that are rated at the time of purchase within the four highest grades assigned by a NRSRO, or judged by the Adviser to be of comparable quality;

o securities of, or guaranteed by, the U.S. Government, its agencies or instrumentalities;

o commercial paper and other money market instruments that are rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's at the date of investment or, if unrated by Moody's or S&P, judged by the Adviser to have investment quality comparable to securities that may be purchased under the first item above; bank certificates of deposit; and bankers' acceptances; and

o preferred stocks (including step down preferred securities) rated no lower than Baa by Moody's or, if unrated by Moody's, judged by the Adviser to be of comparable quality.

The remainder of the fund's assets, not in excess of 25% of its total assets, may be invested in:

o debt securities of issuers that are rated at the time of purchase below Moody's and S&P's four highest grades, but rated B or better by Moody's or S&P, or if unrated by Moody's or S&P, judged by the Adviser to be of comparable quality; and

o securities that may be convertible into or exchangeable for, or carry warrants to purchase, common stock or other equity interests.

Securities purchased by the fund may be privately placed. For temporary defensive purposes or pending investment, the fund may invest without limit in cash or U. S. dollar denominated money market instruments, having shorter than usual maturities. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


High Yield Portfolio

Investment   objectives:   high  current   income  and,   secondarily,   capital
appreciation.

Principal investment strategies:

The Adviser, under normal circumstances, invests at least 65% of the fund's total assets in high yield, fixed-income securities, including those commonly known as "junk bonds." Such securities include, but are not limited to: foreign and domestic debt securities of corporations and other issuers, preferred stocks, convertible securities, zero coupon securities, deferred interest securities, mortgage-backed securities, asset-backed securities, commercial paper and obligations issued or guaranteed by foreign governments or any of their respective political subdivisions, agencies or instrumentalities, including repurchase agreements secured by such instruments. Most fixed-income securities in which the fund invests are rated BBB or lower by S&P or Baa or lower by Moody's, or are unrated but deemed by the Adviser to be of equivalent quality to a rated security.

The fund's remaining assets may be held in cash or money market instruments, or invested in common stocks and other equity securities when these types of investments are consistent with the objectives of the fund or are acquired as part of a unit consisting of a combination of fixed-income securities and equity investments. The remaining assets may also be invested in fixed-income securities rated above BBB by S&P or Baa by Moody's, securities comparably rated by another NRSRO, or securities deemed by the Adviser to be of equivalent quality to a rated security.

The fund may invest up to 25% of its total assets in private placements and securities which, though not registered at the time of their initial sale, are issued with registration rights. This limitation does not apply to securities purchased pursuant to Rule 144A. The fund may not invest more than 15% of its net assets in illiquid securities.

The fund may invest up to 25% of its total assets in securities denominated in foreign currencies, including securities of issuers based in emerging markets.

For temporary defensive purposes or pending investment, the fund may invest without limit in cash or U.S. dollar denominated money market instruments, having shorter than normal maturities. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

U. S. Government Money Market Portfolio

Investment  objective:   high  current  income  consistent  with  liquidity  and
conservation of principal.

Principal investment strategies:

The fund is a money market fund that seeks to maintain a net asset value of $1.00 per share. To achieve its objective, the fund adheres to the following practices:

o it invests only in U.S. Government obligations, repurchase agreements secured by such instruments, and securities issued or guaranteed by multi-national development banks of which the U.S. is a member, such as the World Bank.

o it invests at least 65% of its total assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and in repurchase agreements secured by such securities.

o it buys money market securities maturing in 397 days or less. (It can also buy certain variable and floating rate securities the Adviser believes will act as though they have maturities of 397 days or less.)

o it maintains a dollar-weighted average portfolio maturity of 90 days or less.

o it buys only high-quality money market securities that the Adviser determines to present minimal credit risk.

[icon] PRINCIPAL RISKS

In general:

There is no guarantee that any fund will achieve its objective. As with all mutual funds, an investment in any of these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although Government Money Market seeks to maintain a net asset value of $1.00 per share, there can be no assurance that the fund will always be able to do so. Investors can lose money by investing in the funds.

Debt securities:

Debt securities are subject to interest rate risk, which is the possibility that the market prices of a fund's investments may decline due to an increase in market interest rates. Generally, the longer the maturity of a fixed-income security, the greater the effect on its value when rates change.

Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.

Debt securities are also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to pay. This is broadly gauged by the credit ratings of the securities in which a fund invests. However, ratings are only the opinions of the organizations issuing them and are not absolute guarantees as to quality.

Moody's considers debt securities rated Baa to have speculative characteristics. Debt securities rated below Baa/BBB are deemed by the ratings agencies to be speculative and may involve major risk of exposure to adverse conditions. High Yield may invest in securities rated as low as C by Moody's or D by S&P. These ratings indicate that the securities are highly speculative and may be in default or in danger of default as to principal and interest. Therefore, High Yield is subject to credit risk to a greater extent than the other funds.

Not all government securities are backed by the full faith and credit of the United States. Some are backed only by the credit of the issuing agency or instrumentality. Accordingly, there is at least some risk of default on these securities.

Call risk:

Many fixed-income securities, especially those issued at high interest rates, provide that the issuer may repay them early. Issuers often exercise this right when interest rates are low. Accordingly, holders of callable securities may not benefit fully from the increase in value that other fixed-income securities experience when rates decline. Furthermore, the fund reinvests the proceeds of the payoff at current yields, which are lower than those paid by the security that was paid off.

Special risks of high yield securities:

Securities rated below Baa/BBB are subject to greater fluctuations in value and risk of loss of income and principal due to default by the issuer, than are higher-rated securities. These securities may be less liquid than higher-rated securities, which means a fund may have difficulty selling them at times, and may have to apply a greater degree of judgment in establishing a price. These securities constitute the primary focus of High Yield. Investment Grade can invest in these securities to a limited extent.

Special risks of mortgage-backed securities:

Mortgage-backed securities represent an interest in a pool of mortgages. When market interest rates decline, many mortgages are refinanced, and mortgage-backed securities are paid off earlier than expected. The effect on a fund's return is similar to that discussed above for call risk.

When market interest rates increase, the market values of mortgage-backed securities decline. At the same time, however, mortgage refinancing slows, which lengthens the effective maturities of these securities. As a result, the negative effect of the rate increase on the market value of mortgage securities is usually more pronounced than it is for other types of fixed-income securities.

Other risks:

The use of certain derivatives to hedge interest rate or other risks could affect fund performance if the derivatives do not perform as expected.

The values of foreign securities are subject to economic and political developments in the countries and regions where the companies operate, such as changes in economic or monetary policies, and to changes in currency exchange rates. In general, less information is publicly available about foreign companies than about U.S. companies. Some foreign governments have defaulted on principal and interest payments. These risks are heightened when investing in emerging market securities.

Investment in securities denominated in foreign currencies may involve currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

The investment strategies employed by the funds (except Government Money Market) often involve high turnover rates. This results in higher trading costs and could cause higher levels of realized capital gains.

[icon] PERFORMANCE

The information below provides an indication of the risks of investing in a fund by showing changes in each fund's performance from year to year. Annual returns assume reinvestment of dividends and other distributions. Historical performance of a fund does not necessarily indicate what will happen in the future. A fund's yield is its net income over a recent 30-day (or 7-day with respect to a money market fund) period, expressed as an annualized rate of return. For a fund's current yield, call toll-free 1-800-822-5544.


                 Government Intermediate - Primary Class Shares

          Year by year total return as of December 31 of each year (%)

                                   [BAR CHART]

--------------------------------------------------------------------------------
1991     1992    1993    1994     1995   1996     1997    1998    1999    2000
--------------------------------------------------------------------------------
14.40    6.26    6.64   -1.93    13.88   4.47     6.95    6.56    -0.48   9.95
--------------------------------------------------------------------------------


                       During the past ten calendar years:

--------------------------------------------------------------------------------
                                  Quarter Ended            Total Return
--------------------------------------------------------------------------------
Best quarter:                September 30, 1991                   5.09%
--------------------------------------------------------------------------------
Worst quarter:                   March 31, 1994                  -1.45%
--------------------------------------------------------------------------------


In the  following  table,  the average  annual total returns for the years ended
December   31,   2000,    are    compared    with   the   Lehman    Intermediate
Government/Corporate Index.

--------------------------------------------------------------------------------
                      1 Year       5 Years       10 Years        Life of Class
--------------------------------------------------------------------------------
Government
Intermediate           9.95%         5.44%          6.55%            7.15% (a)
--------------------------------------------------------------------------------
Lehman Intermediate
Government/Corporate
Index                 10.12%         6.11%          7.36%            7.80% (b)
--------------------------------------------------------------------------------

(a)      August 7, 1987 (commencement of operations) to December 31, 2000.

(b)      July 31, 1987 to December 31, 2000.

                     Investment Grade - Primary Class Shares

          Year by year total return as of December 31 of each year (%)

                                   [BAR CHART]

--------------------------------------------------------------------------------
1991     1992    1993    1994     1995    1996     1997    1998    1999    2000
--------------------------------------------------------------------------------
16.00    6.77    11.22   -4.82    20.14   4.31     10.31   6.99    -0.91   9.16
--------------------------------------------------------------------------------


                       During the past ten calendar years:

--------------------------------------------------------------------------------
                             Quarter Ended                 Total Return
--------------------------------------------------------------------------------
Best quarter:                June 30, 1995                    6.25%
--------------------------------------------------------------------------------
Worst quarter:               March 31, 1994                   -2.91%
--------------------------------------------------------------------------------


In the following table, the average annual total returns for the years ended December 31, 2000, are compared with the Lehman Aggregate Index.

--------------------------------------------------------------------------------
                      1 Year        5 Years       10 Years       Life of Class
--------------------------------------------------------------------------------
Investment Grade       9.16%          5.89%          7.69%           7.89% (a)
--------------------------------------------------------------------------------
Lehman Aggregate
Index                 11.63%          6.46%          7.96%           8.42% (b)
--------------------------------------------------------------------------------


(a)      August 7, 1987 (commencement of operations) to December 31, 2000.

(b)      July 31, 1987 to December 31, 2000.

                        High Yield - Primary Class Shares

          Year by year total return as of December 31 of each year (%)

                                   [BAR CHART]

--------------------------------------------------------------------------------
1995          1996           1997         1998           1999           2000
--------------------------------------------------------------------------------
18.01         14.91          15.86        -1.79          8.82         -16.43
--------------------------------------------------------------------------------

                       During the past six calendar years:


--------------------------------------------------------------------------------
                               Quarter Ended               Total Return
--------------------------------------------------------------------------------
Best quarter:                  March 31, 1999                 11.34%
--------------------------------------------------------------------------------
Worst quarter:               December 31, 2000               -10.40%
--------------------------------------------------------------------------------


In the following table, the average annual total returns for the years ended December 31, 2000, are compared with the Lehman High Yield Index.


--------------------------------------------------------------------------------
                               1 Year            5 Years         Life of Class
--------------------------------------------------------------------------------
High Yield                     -16.43%            3.52%            4.58% (a)
--------------------------------------------------------------------------------
Lehman High Yield Index        -5.86%             4.28%            5.24% (b)
--------------------------------------------------------------------------------


(a) February 1, 1994 (commencement of operations) to December 31, 2000.

(b) January 31, 1994 to December 31, 2000.

                             Government Money Market

          Year by year total return as of December 31 of each year (%)

                                   [BAR CHART]

--------------------------------------------------------------------------------
1991    1992     1993    1994     1995    1996     1997    1998     1999  2000
--------------------------------------------------------------------------------
5.87    3.49     2.80    3.66     5.31    4.81     4.86    4.83     4.44  5.66
--------------------------------------------------------------------------------


                       During the past ten calendar years:


--------------------------------------------------------------------------------
                               Quarter Ended               Total Return
--------------------------------------------------------------------------------
Best quarter:                  March 31, 1991                 1.52%
--------------------------------------------------------------------------------
Worst quarter:               September 30, 1993               0.68%
--------------------------------------------------------------------------------


              Average annual total returns as of December 31, 2000:

--------------------------------------------------------------------------------
                         1 Year      5 Years       10 Years    Life of Fund (a)
--------------------------------------------------------------------------------
Government Money Market   5.66%        4.92%          4.57%               5.09%
--------------------------------------------------------------------------------

(a) January 31, 1989 (commencement of operations) to December 31, 2000.

[icon] FEES AND EXPENSES OF THE FUNDS

The table below describes the fees and expenses you will incur directly or indirectly as an investor in a fund. Each fund pays operating expenses directly out of its assets so they lower that fund's share price and dividends. Other expenses include transfer agency, custody, professional and registration fees.

                         Annual Fund Operating Expenses
                  (expenses that are deducted from fund assets)

--------------------------------------------------------------------------------
                        Government      Investment                  Government
                       Intermediate        Grade      High Yield   Money Market
--------------------------------------------------------------------------------
Management Fees            0.55%(a)       0.60%(a)        0.65%       0.50%
--------------------------------------------------------------------------------
Distribution and/or        0.50%          0.50%           0.50%       0.20%(b)
Service (12b-1) Fees
--------------------------------------------------------------------------------
Other Expenses             0.14%          0.21%           0.36%       0.13%
--------------------------------------------------------------------------------
Total Annual Fund          1.19%(a)      1.31%(a)         1.51%       0.83%(b)
Operating Expenses
--------------------------------------------------------------------------------


(a) Legg Mason Fund Adviser, Inc., as manager, has voluntarily agreed to waive fees so that Primary Class share expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed an annual rate of 1.00% of average daily net assets attributable to Primary Class shares of Government Intermediate and Investment Grade. These waivers will remain in effect until the earlier of April 30, 2002 or when the fund's assets reach the following level: Government Intermediate, $500 million, Investment Grade, $250 million. These waivers can be terminated at any time. With these waivers, management fees and total annual fund operating expenses for the fiscal year ended December 31, 2000, were 0.36% and 1.00%, respectively, for Government Intermediate and 0.29% and 1.00%, respectively, for Investment Grade.

(b) Legg Mason Wood Walker, Incorporated, as distributor, has agreed to waive 0.10% of the 12b-1 service fee for Government Money Market indefinitely, reducing total expenses from 0.83% to 0.73%.

Example:

This example helps you compare the cost of investing in a fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in a fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown.


--------------------------------------------------------------------------------
                          1 Year       3 Years        5 Years      10 Years
--------------------------------------------------------------------------------
Government Intermediate    $121         $378           $654         $1,443
--------------------------------------------------------------------------------
Investment Grade           $133         $415           $718         $1,579
--------------------------------------------------------------------------------
High Yield                 $154         $477           $824         $1,802
--------------------------------------------------------------------------------
Government Money Market     $85         $265           $460         $1,025
--------------------------------------------------------------------------------

[icon] MANAGEMENT

Management and adviser:

Legg Mason Fund Adviser, Inc. ("LMFA"), 100 Light Street, Baltimore, Maryland 21202, is the manager of the funds. As manager, LMFA is responsible for the non-investment affairs of the funds, providing office space and administrative staff for the funds and directing all matters related to the operation of the funds. LMFA has been registered as an investment adviser since 1982.

For its services during the fiscal year ended December 31, 2000, each fund paid the manager the following percentage of its average daily net assets:


---------------------------------------------------
Government Intermediate                   0.36%
---------------------------------------------------
Investment Grade                          0.29%
---------------------------------------------------
High Yield                                0.65%
---------------------------------------------------
Government Money Market                   0.50%
---------------------------------------------------


Western Asset, 117 East Colorado Boulevard, Pasadena, California 91105, is the investment adviser to the funds. Western Asset is responsible for the investment management of the funds, including the responsibility for making investment decisions and placing orders to buy, sell or hold a particular security. Western Asset acts as investment adviser to investment companies and private accounts with aggregate assets of approximately $71.2 billion as of December 31, 2000. An investment committee is responsible for the day-to-day management of each fund.

For its services during the fiscal year ended December 31, 2000, LMFA paid Western Asset a fee, which is calculated daily and payable monthly, at annual rates of each fund's average daily net assets as follows:


--------------------------------------------------------------------------------
Government Intermediate            0.20%, not to exceed the fee paid to LMFA
                                   (after any fee waivers)
--------------------------------------------------------------------------------
Investment Grade                   0.24%, or 40% of the fee received by LMFA
--------------------------------------------------------------------------------
High Yield                         0.50%, or 77% of the fee received by LMFA
--------------------------------------------------------------------------------
Government Money Market            0.15%, or 30% of the fee received by LMFA
--------------------------------------------------------------------------------

Distributor of the funds' shares:

Legg Mason Wood Walker, Incorporated ("Legg Mason"), 100 Light Street, Baltimore, Maryland 21202, distributes each fund's shares. Each fund has adopted a plan under Rule 12b-1 that allows it to pay fees for the sale of its Primary Class shares and for services provided to Primary Class shareholders.

Under each plan, Government Intermediate, Investment Grade and High Yield each may pay Legg Mason an annual distribution fee equal to 0.25% of the fund's average daily net assets attributable to Primary Class shares and an annual service fee equal to 0.25% of the fund's average daily net assets attributable to Primary Class shares. Government Money Market may pay Legg Mason an annual fee equal to 0.20% of its average daily net assets. However, for Government Money Market, Legg Mason has agreed to waive 0.10% of the 12b-1 service fee indefinitely. The 12b-1 fees are calculated daily and paid monthly.

Because these fees are paid out of each fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Legg Mason may enter into agreements with other brokers to sell Primary Class shares of each fund. Legg Mason pays these brokers up to 90% of the distribution and/or shareholder service fee that it receives from a fund for those sales.

Each class of shares may bear certain differing class specific expenses. Salespersons and others entitled to receive compensation for selling or servicing fund shares may receive more with respect to one class than another.

LMFA, Western Asset and Legg Mason are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[icon] H O W  T O  I N V E S T

To open a regular account or a retirement account, contact a Legg Mason Financial Advisor, Legg Mason Funds Investor Services ("FIS"), or another entity that has entered into an agreement with Legg Mason to sell shares of a fund. The minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $100 ($500 for Government Money Market).

Retirement accounts include traditional IRAs, spousal IRAs, education IRAs, Roth IRAs, simplified employee pension plans, savings incentive match plans for employees and other qualified retirement plans. The investment amount for an education IRA is $500. Contact your financial adviser, FIS, or other entity offering the funds to discuss which one might be appropriate for you.

Certain investment methods (for example, through certain retirement plans) may be subject to lower minimum initial and additional investments. Arrangements may also be made with some employers and financial institutions for regular automatic monthly investments of $50 or more in shares of a fund. Contact your financial adviser or FIS with any questions regarding your investment options.

Once your account is open, you may use the following methods to purchase shares of the funds:

--------------------------------------------------------------------------------
In Person                 Give your  financial  adviser a check for $100 or more
                          ($500 or more for Government  Money Market) payable to
                          a fund.
--------------------------------------------------------------------------------
Mail                      Mail your check,  payable to a fund,  for $100 or more
                          ($500 or more for  Government  Money  Market)  to your
                          financial  adviser  or to Legg  Mason  Funds  Investor
                          Services at P.O. Box 17023, Baltimore, MD 21297-0356.
--------------------------------------------------------------------------------
Telephone or Wire         Call your financial  adviser or FIS at  1-800-822-5544
                          to transfer  available cash balances in your brokerage
                          account or to transfer  money from your bank directly.
                          Wire  transfers may be subject to a service  charge by
                          your bank.
--------------------------------------------------------------------------------
Internet or               FIS clients may purchase shares of a fund through Legg
TeleFund                  Mason's Internet site at http://www.leggmasonfunds.com
                          or through a  telephone  account  management  service,
                          "TeleFund" at 1-877-6-LMFUNDS.
--------------------------------------------------------------------------------
Automatic                 Arrangements  may be  made  with  some  employers  and
Investments               financial  institutions for regular  automatic monthly
                          investments  of $50 or more in shares  of a fund.  You
                          may  also   reinvest   dividends   from  certain  unit
                          investment trusts in shares of a fund.
--------------------------------------------------------------------------------
Future First              Contact a Legg  Mason  Financial  Advisor to enroll in
Systematic                Legg Mason's Future First Systematic  Investment Plan.
Investment Plan           Under this plan, you may arrange for automatic monthly
                          investments  in a fund of $50 or  more.  The  transfer
                          agent will transfer funds monthly from your Legg Mason
                          account  or  from  your  checking/savings  account  to
                          purchase shares of the desired fund.
--------------------------------------------------------------------------------

Investments made through entities other than Legg Mason may be subject to transaction fees or other purchase conditions established by those entities. You should consult their program literature for further information.

For Government Intermediate, Investment Grade and High Yield:

Purchase orders received by your financial adviser, FIS or other authorized entity before the close of regular trading on the New York Stock Exchange ("Exchange"), normally 4:00 p.m., Eastern time, will be processed at the fund's net asset value as of the close of the Exchange on that day. Orders received after the close of the Exchange will be processed at the fund's net asset value as of the close of the Exchange on the next day the Exchange is open. Payment must be made within three business days to Legg Mason.

You will begin to earn dividends as of the settlement date, which is normally the third business day after your order is placed with a financial adviser.

Government Intermediate, Investment Grade and High Yield offer two classes of shares: Primary Class shares and Institutional Class shares. Each class is subject to different expenses and a different sales charge structure. Institutional Class shares, which are offered through a separate prospectus only to certain investors, are not subject to a Rule 12b-1 fee.


For Government Money Market:

Purchase orders received in federal funds form, by your financial adviser, FIS or other authorized entity, on any day that the Exchange is open will be processed as follows:


--------------------------------------------------------------------------------------------------------------------
If the purchase order is received         Shares  will  be  purchased  at the net   Such shares will begin to earn
                                          asset value next determined on the        dividends on the
--------------------------------------------------------------------------------------------------------------------

before 12:00 noon, Eastern time           same day                                  same day
--------------------------------------------------------------------------------------------------------------------
12:00 noon or after, but                  same day                                  next day
before 4:00 p.m., Eastern time
--------------------------------------------------------------------------------------------------------------------
4:00 p.m. or after, Eastern time          next day                                  next day
--------------------------------------------------------------------------------------------------------------------


If you do not make payment in federal funds, your order will be processed when payment is converted into federal funds, which is usually completed in two days, but may take up to ten days. Most bank wires are federal funds.

[icon]  H O W  T O  S E L L  Y O U R  S H A R E S

You may use any of the following methods to sell shares of the funds:

--------------------------------------------------------------------------------
Telephone          Call your financial adviser or FIS at 1-800-822-5544 or other entity offering a fund to request a redemption. Please have the following information ready when you call: the name of the fund, the number of shares (or dollar amount) to be redeemed and your shareholder account number.

                   Proceeds  will be  credited  to your  brokerage  account or a check will be sent to you, at your direction, at no charge to you.  Wire requests will be subject to a fee of $12. For wire transfers,  be sure that your financial adviser has your bank account information on file.
--------------------------------------------------------------------------------
Internet or        FIS clients may request a redemption  of fund shares  through
TeleFund           Legg Mason's  Internet site at  http://www.leggmasonfunds.com or through TeleFund at 1-877-6-LMFUNDS.
--------------------------------------------------------------------------------
Mail               Send a  letter  to the  fund  requesting  redemption  of your shares.  The letter  should be signed by all of the owners of the account. Redemption requests for shares valued at $10,000 or more or when the proceeds are to be paid to someone  other than the  accountholder(s) may require a signature guarantee.
                   You may  obtain a  signature  guarantee  from  most  banks or securities dealers.
--------------------------------------------------------------------------------
Checkwriting       The fund offers a free  checkwriting  service.  You may write
(Government        checks to  anyone  in  amounts  of $500 or more.  The  fund's
Money              transfer  agent  will  redeem  sufficient  shares  from  your
Market only)       account  to  pay  the  checks.  You  will  continue  to  earn dividends  on your  shares  until  the  check  clears  at the transfer  agent.  Please do not use your checks to close your account.
--------------------------------------------------------------------------------
Payment for        Legg Mason has special  redemption  procedures  for investors
Securities         who wish to purchase  stocks,  bonds or other  securities  at
Purchases at       Legg Mason.  Once you've placed an order for securities,  and
Legg Mason         have not indicated any other payment method, fund shares will
(Government        be redeemed on the  settlement  date for the amount due. Fund
Money              shares may also be redeemed  to cover debit  balances in your
Market only)       brokerage account.
--------------------------------------------------------------------------------

The funds will follow reasonable procedures to ensure the validity of any telephone or Internet redemption request, such as requesting identifying information from users or employing identification numbers. Unless you specify that you do not wish to have telephone redemption privileges, you may be held responsible for any fraudulent telephone order.

Fund shares will be sold at the next net asset value calculated after your redemption request is received by your financial adviser, FIS or other authorized entity offering the fund.

Redemption orders will be processed promptly following receipt of an order in proper form. You will normally receive the proceeds within a week.

Generally, proceeds from redemption orders from Government Money Market received before 11:00 a.m., Eastern time, will be sent that same day.

Payment of the proceeds of redemptions of shares that were recently purchased by check or acquired through reinvestment of distributions on such shares may be delayed for up to ten days from the purchase date in order to allow for the check to clear.

Additional   documentation  may  be  required  from   corporations,   executors,
partnerships, administrators, trustees or custodians.

Redemptions made through entities other than Legg Mason may be subject to transaction fees or other conditions established by those entities. You should consult their program literature for further information.

Each fund has reserved the right under certain conditions to redeem its shares in-kind by distributing portfolio securities in payment for redemptions.

[icon] ACCOUNT POLICIES

Calculation of net asset value:

For Government Intermediate, Investment Grade and High Yield:

Net asset value per Primary Class share is determined daily as of the close of regular trading on the Exchange, on every day the Exchange is open. The Exchange is closed on all national holidays and Good Friday. To calculate each fund's Primary Class share price, the fund's assets attributable to that class of shares are valued and totaled, liabilities attributable to Primary Class shares are subtracted, and the resulting net assets are divided by the number of Primary Class shares outstanding. Each fund's securities are valued on the basis of market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. A fund may use fair value pricing instead of market quotations to value one or more securities if the fund believes that, because of special circumstances, doing so would more accurately reflect the prices the fund could realize on the current sale of those securities.

Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Adviser to be the primary market. A fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates. Fixed-income securities generally are valued using market quotations or independent pricing services that use prices provided by market makers or estimates of market values. Securities with remaining maturities of 60 days or less are valued at amortized cost.

To the extent that a fund has portfolio securities that are primarily listed on foreign exchanges that trade on days when the fund does not price its shares, the net asset value of the fund may change on days when shareholders will not be able to purchase or redeem the fund's shares.

For Government Money Market:

To calculate the fund's share price, the fund's assets are valued and totaled, liabilities are subtracted, and the resulting net assets are divided by the number of shares outstanding. The fund seeks to maintain a share price of $1.00 per share. The fund is priced twice a day, as of 12:00 noon, Eastern time, and at the close of regular trading on the Exchange, normally 4:00 p.m., Eastern time, on every day the Exchange is open. Like most other money market funds, the fund normally values its investments using the amortized cost method.

For each fund:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason or its affiliates.

If your account falls below $500, the fund may ask you to increase your balance. If, after 60 days, your account is still below $500, the fund may close your account and send you the proceeds. A fund will not require you to redeem accounts that fall below $500 solely as a result of a reduction in net asset value per share.

Each fund reserves the right to:

o reject any order for shares or suspend the offering of shares for a period of time,

o     change its minimum investment amounts, and

o delay sending out redemption proceeds for up to seven days. This generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions. Each fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the Securities and Exchange Commission ("SEC").

[icon] SERVICES FOR INVESTORS

For further information regarding any of the services below, please contact your financial adviser or other entity offering the funds for sale.

Confirmations and account statements:

You will receive from Legg Mason a confirmation after each transaction involving Primary Class shares of Government Intermediate, Investment Grade and High Yield (except a reinvestment of dividends or capital gain distributions and purchases made through the Future First Systematic Investment Plan, investments made through automatic investments or withdrawals made through the Systematic Withdrawal Plan). Legg Mason or the entity through which you invest will send you account statements monthly unless there has been no activity in the account. Legg Mason will send you statements quarterly if you participate in the Future First Systematic Investment Plan or if you purchase shares through automatic investments. Accounts with no activity during a calendar year period will receive only a year-end statement.

Systematic withdrawal plan:

If you are purchasing or already own shares of a fund with a net asset value of $5,000 or more, you may elect to make systematic withdrawals from the fund. The minimum amount for each withdrawal is $50. You should not purchase shares of the fund when you are a participant in the plan.

Exchange privilege:

Primary Class shares of the funds may be exchanged for Primary Class shares of any of the other Legg Mason funds, provided these funds are eligible for sale in your state of residence. You can request an exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging.

There is currently no fee for exchanges; however, you may be subject to a sales charge when exchanging into a fund that has one. An exchange of a fund's shares will be treated as a sale of the shares, and any gain on the transaction will be subject to tax.

Each fund reserves the right to:

o terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the fund in one calendar year.

o terminate or modify the exchange privilege after 60 days' notice to shareholders.

Premier account (Government Money Market only):

Legg Mason offers a Premier Asset Management Account, which allows you to combine your fund account with a preferred customer VISA Gold debit card, a Legg Mason brokerage account with margin borrowing availability, and unlimited checkwriting with no minimum check amount. Other services include the ability to automatically transfer free credit balances in your brokerage account to your fund account and the automatic redemption of fund shares to offset debit balances in your brokerage account. Legg Mason charges an annual fee for the Premier Account, which is currently $100 for individuals and $175 for corporations and businesses.

[icon] DISTRIBUTIONS AND TAXES

Government Intermediate, Investment Grade and Government Money Market declare any dividends from their net investment income daily and pay them monthly. High Yield declares and pays any such dividends monthly.

Government Intermediate, Investment Grade and High Yield declare and pay dividends from net short-term capital gain and distribute substantially all net capital gain (the excess of any net long-term capital gain over net short-term capital loss) and, in the case of High Yield, net realized gains from foreign currency transactions, annually in December. A second distribution may be necessary in some years to avoid imposition of federal excise tax.

Government Money Market does not expect to realize any capital gain or loss; however, if the fund realizes any capital gains, it will pay them at least once every twelve months.

Your dividends and other distributions will be automatically reinvested in additional Primary Class shares of the distributing fund unless you elect to receive your dividends and/or other distributions in cash. To change your election, you must notify the distributing fund at least ten days before the next distribution is to be paid. You may also request that your dividends and/or other distributions be invested in shares of another eligible Legg Mason fund.

If the postal or other delivery service is unable to deliver your distribution check, your distribution election will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Fund dividends and other distributions are taxable to investors (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional Primary Class shares of a fund. Dividends from investment company taxable income (which includes net investment income, net short-term capital gain and, in the case of High Yield, net gains from certain foreign currency transactions) are taxable as ordinary income. Distributions of a fund's net capital gain are taxable as long-term capital gain, regardless of how long you have held your fund shares.

The sale or exchange of fund shares (other than Government Money Market shares) may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares. Dividends paid by Government Money Market generally will not be subject to state and local income tax.

Each fund's dividend and interest income, and gains realized from disposition of foreign securities, may be subject to income withholding or other taxes imposed by foreign countries and U.S. possessions.

A tax statement will be sent to you after the end of each year detailing the tax status of your distributions.

Each fund is required to withhold 31% of all dividends, and each fund other than Government Money Market is required to withhold 31% of all capital gain distributions and redemption proceeds, payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. Each fund also is required to withhold 31% of all dividends and (except for Government Money Market) capital gain distributions payable to those shareholders who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

[icon] FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each fund's Primary Class financial performance for the past five years. Total return represents the rate that an investor would have earned (or lost) on an investment in a fund, assuming reinvestment of all dividends and distributions. This information has been audited by the funds' independent accountants, PricewaterhouseCoopers LLP, whose report, along with the funds' financial statements, is incorporated by reference into the Statement of Additional Information (see back cover) and is included in the annual report for these funds. The annual report is available upon request by calling toll-free 1-800-822-5544.


                                        Investment Operations                                  Distributions
                      --------------------------------------------------  ----------------------------------------------------------
                                               Net Realized
                                                        and
                                                 Unrealized
                                                Gain/(Loss)                                              From                   Net
                      Net Asset          Net             on        Total        From   In Excess          Net                 Asset
                         Value,    Investment  Investments,         From         Net      of Net     Realized                 Value,
                      Beginning       Income/       Options   Investment  Investment  Investment      Gain on      Total     End of
                        of Year        (Loss)   and Futures   Operations      Income      Income  Investments  Distributions   Year
------------------------------------------------------------------------------------------------------------------------------------

U.S. Government
Intermediate-Term
Portfolio - Primary Class
Years Ended Dec. 31,
2000                      $9.92       $ .62 A        $.33        $ .95        $ (.61)      $---       $ ---      $ (.61)     $10.26
1999                      10.51         .54 A        (.59)        (.05)         (.54)       ---         ---        (.54)       9.92
1998                      10.40         .56 A         .11          .67          (.55)      (.01)        ---        (.56)      10.51
1997                      10.31         .60 A         .09          .69          (.59)      (.01)        ---        (.60)      10.40
1996                      10.47         .61 A        (.16)         .45          (.60)      (.01)        ---        (.61)      10.31

Investment Grade
Income Portfolio -
Primary Class
Years Ended Dec. 31,
2000                      $9.78       $ .67 B        $.19        $ .86        $ (.67)      $---       $ ---      $ (.67)      $9.97
1999                      10.52         .61 B        (.71)        (.10)         (.61)       ---        (.03)       (.64)       9.78
1998                      10.59         .60 B         .12          .72          (.60)       ---        (.19)       (.79)      10.52
1997                      10.22         .65 B         .37         1.02          (.65)       ---         ---        (.65)      10.59
1996                      10.44         .64 B        (.22)         .42          (.64)       ---         ---        (.64)      10.22

High Yield Portfolio -
Primary Class
Years Ended Dec. 31,
2000                     $14.97       $1.32        $(3.45)      $(2.13)       $(1.27)      $---       (1.39)     $(2.66)     $10.18
1999                      14.72        1.01           .29         1.30         (1.05)       ---         ---       (1.05)      14.97
1998                      16.29        1.32         (1.56)        (.24)        (1.32)       ---        (.01)      (1.33)      14.72
1997                      15.37        1.35           .99         2.34         (1.34)       ---        (.08)      (1.42)      16.29
1996                      14.62        1.33           .76         2.09         (1.34)       ---         ---       (1.34)      15.37

U.S. Government Money
Market Portfolio
Years Ended Dec. 31,
2000                      $1.00       $ .06          Nil         $ .06        $ (.06)      $---        $---      $ (.06)      $1.00
1999                       1.00         .04          Nil           .04          (.04)       ---         ---        (.04)       1.00
1998                       1.00         .05         (Nil)          .05          (.05)       ---         ---        (.05)       1.00
1997                       1.00         .05          Nil           .05          (.05)       ---         ---        (.05)       1.00
1996                       1.00         .05          Nil           .05          (.05)       ---         ---        (.05)       1.00



                                              Ratios/Supplemental Data
                             ----------------------------------------------------------------------------

                                                                  Net
                                          Expenses         Investment                         Net Assets,
                                        to Average      Income/(Loss)      Portfolio              End of
                              Total            Net         to Average       Turnover                Year
                             Return         Assets         Net Assets           Rate       (in thousands)
---------------------------------------------------------------------------------------------------------

U.S. Government
Intermediate-Term
Portfolio
Years Ended Dec. 31,
2000                          9.95%        1.00% A            6.14% A           248%            $272,668
1999                          (.48)%       1.00% A            5.28% A           979%             298,207
1998                          6.56%        1.00% A            5.30% A           356%             352,729
1997                          6.95%        1.00% A            5.84% A           252%             300,952
1996                          4.47%         .98% A            5.91% A           354%             293,846

Investment Grade
Income Portfolio
Years Ended Dec. 31,
2000                          9.16%        1.00% B            6.82% B            94%            $194,987
1999                          (.19)%       1.00% B            6.08% B           145%             183,615
1998                          6.99%        1.00% B            5.68% B           279%             169,129
1997                         10.31%        1.00% B            6.28% B           259%             122,100
1996                          4.31%         .97% B            6.42% B           383%              91,928

High Yield Portfolio
Years Ended Dec. 31,
2000                        (16.43)%       1.51%              9.98%              45%            $217,769
1999                          8.82%        1.31%              6.51%              83%             375,099
1998                         (1.79)%       1.30%              8.17%             107%             433,947
1997                         15.86%        1.30%              8.60%             116%             382,143
1996                         14.91%        1.35%              9.05%              77%             234,108

U.S. Government Money
Market Portfolio
Years Ended Dec. 31,
2000                          5.66%         .73%              5.53%              ---            $426,988
1999                          4.44%         .73%              4.34%              ---             379,994
1998                          4.83%         .75%              4.73%              ---             389,466
1997                          4.86%         .75%              4.77%              ---             324,696
1996                          4.81%         .66%              4.71%              ---             325,210


A    Net of fees waived by LMFA for expenses in excess of voluntary  expense  limitations of: 0.95% until
     April 30, 1996;  and 1.00% until April 30, 2001. If no fees had been waived by LMFA,  the annualized ratio of expenses  to average  daily net assets for each  period  would have been as follows:  2000,
     1.19%; 1999, 1.19%; 1998, 1.20%; 1997, 1.21%; and 1996, 1.26%.

B    Net of fees waived by LMFA for expenses in excess of voluntary  expense  limitations  of: 0.9% until
     April 30, 1996;  and 1.00% until April 30, 2001. If no fees had been waived by LMFA,  the annualized ratio of expenses  to average  daily net assets for each  period  would have been as follows:  2000,
     1.31%; 1999, 1.31%; 1998, 1.35%; 1997, 1.39%; and 1996, 1.43%.


Legg Mason Income Trust, Inc.
----------------------------

The following additional information about the funds is available upon request and without charge:

Statement of Additional Information (SAI) - The SAI is filed with the SEC and is hereby incorporated by reference into (is considered part of) this prospectus. The SAI provides further information and additional details about each fund and its policies.

Annual and Semi-Annual Reports - Additional information about each fund's investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each fund's performance during its last fiscal year.

To  request  the  SAI  or  any  reports  to  shareholders,  or  to  obtain  more information:
o        call toll-free 1-800-822-5544
o        visit us on the Internet via http://www.leggmasonfunds.com
o        write to us at:   Legg Mason Wood Walker, Incorporated
                           100 Light Street, P.O. Box 1476
                           Baltimore, Maryland 21203-1476

Information about the funds, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


LMF-025                                                SEC file number 811-5029

Institutional Class of Legg Mason U.S. Government Intermediate-Term Portfolio Institutional Class of Legg Mason Investment Grade Income Portfolio Institutional Class of Legg Mason High Yield Portfolio





                         INSTITUTIONAL CLASS PROSPECTUS

                                 April 30, 2001

                                      logo






As with all mutual funds, the Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

TABLE OF CONTENTS

About the funds:
---------------

  1    Investment objectives and policies

  4    Principal risks

  6    Performance

  9    Fees and expenses of the funds

 10    Management


About your investment:
---------------------

 12    How to invest

 15    How to sell your shares

 17    Account policies

 18    Services for investors

 19    Distributions and taxes

 20    Financial highlights

INVESTMENT OBJECTIVES AND POLICIES

This prospectus describes three series of Legg Mason Income Trust, Inc.: Legg Mason U.S. Government Intermediate-Term Portfolio ("Government Intermediate"), Legg Mason Investment Grade Income Portfolio ("Investment Grade") and Legg Mason High Yield Portfolio ("High Yield").

Western Asset Management Company ("Western Asset" or "Adviser") is the funds' investment adviser. Western Asset's approach in managing these three funds revolves around an investment outlook developed by its Investment Strategy Group, a team of senior professionals that meets at least twice a week to review developments in the economy and the markets. Based on their consensus view of the economic outlook for the following six months, this group arrives at a recommended portfolio structure, including targets for duration, yield curve exposure, and sector allocation. Western Asset's Portfolio Management Group implements the strategy in a manner consistent with the investment policies of each fund, using information on the relative credit strength, liquidity, issue structure, event risk, covenant protection and market valuation of available securities. Each fund is managed in accordance with the investment objective and policies described below.


U. S. Government Intermediate-Term Portfolio

Investment objective: high current income consistent with prudent investment risk and liquidity needs.

Principal investment strategies:

Under normal circumstances, the fund invests at least 75% of its total assets in obligations issued or guaranteed by the U.S. Government, its agencies or
instrumentalities,   or  repurchase   agreements  secured  by  such  securities.
Investments in mortgage-related securities issued by governmental or government-related entities are included in the 75% limitation.

The balance of the fund, up to 25% of its total assets, may be invested in commercial paper and investment grade debt securities rated within one of the four highest grades assigned by a nationally recognized statistical rating organization ("NRSRO"), such as Standard & Poor's ("S&P") or Moody's Investors Service, Inc. ("Moody's"), or unrated securities judged by the Adviser to be of comparable quality to a rated security.

Although it can invest in securities of any maturity, the fund normally expects to maintain a dollar-weighted average maturity of between three and ten years.

For temporary defensive purposes or pending investment, the fund may invest without limit in cash and U.S. dollar denominated money market instruments, including repurchase agreements, having shorter than usual maturities. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


Investment Grade Income Portfolio

Investment objective: high level of current income through investment in a diversified portfolio of debt securities.

Principal investment strategies:

The fund invests primarily in fixed-income securities that the Adviser considers to be investment grade. Although the fund can invest in securities of any maturity, it normally expects to maintain a dollar-weighted average maturity of between five and twenty years.

The fund invests, under normal circumstances, at least 75% of its total assets in the following types of investment grade fixed-income securities:

o debt securities that are rated at the time of purchase within the four highest grades assigned by a NRSRO, or judged by the Adviser to be of comparable quality;

o securities of, or guaranteed by, the U.S. Government, its agencies or instrumentalities;

o commercial paper and other money market instruments that are rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's at the date of investment or, if unrated by Moody's or S&P, judged by the Adviser to have investment quality comparable to securities that may be purchased under the first item above; bank certificates of deposit; and bankers' acceptances; and

o preferred stocks (including step down preferred securities) rated no lower than Baa by Moody's or, if unrated by Moody's, judged by the Adviser to be of comparable quality.

The remainder of the fund's assets, not in excess of 25% of its total assets, may be invested in:

o debt securities of issuers that are rated at the time of purchase below Moody's and S&P's four highest grades, but rated B or better by Moody's or S&P, or if unrated by Moody's or S&P, judged by the Adviser to be of comparable quality; and

o securities that may be convertible into or exchangeable for, or carry warrants to purchase, common stock or other equity interests.

Securities purchased by the fund may be privately placed. For temporary defensive purposes or pending investment, the fund may invest without limit in cash or U. S. dollar denominated money market instruments, having shorter than usual maturities. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


High Yield Portfolio

Investment   objectives:   high  current   income  and,   secondarily,   capital
appreciation.

Principal investment strategies:

The Adviser, under normal circumstances, invests at least 65% of the fund's total assets in high yield, fixed-income securities, including those commonly known as "junk bonds." Such securities include, but are not limited to: foreign and domestic debt securities of corporations and other issuers, preferred stocks, convertible securities, zero coupon securities, deferred interest securities, mortgage-backed securities, asset-backed securities, commercial paper and obligations issued or guaranteed by foreign governments or any of their respective political subdivisions, agencies or instrumentalities, including repurchase agreements secured by such instruments. Most fixed-income securities in which the fund invests are rated BBB or lower by S&P or Baa or lower by Moody's, or are unrated but deemed by the Adviser to be of equivalent quality to a rated security.

The fund's remaining assets may be held in cash or money market instruments, or invested in common stocks and other equity securities when these types of investments are consistent with the objectives of the fund or are acquired as part of a unit consisting of a combination of fixed-income securities and equity investments. The remaining assets may also be invested in fixed-income securities rated above BBB by S&P or Baa by Moody's, securities comparably rated by another NRSRO, or securities deemed by the Adviser to be of equivalent quality to a rated security.

The fund may invest up to 25% of its total assets in private placements and securities which, though not registered at the time of their initial sale, are issued with registration rights. This limitation does not apply to securities purchased pursuant to Rule 144A. The fund may not invest more than 15% of its net assets in illiquid securities.

The fund may invest up to 25% of its total assets in securities denominated in foreign currencies, including securities of issuers based in emerging markets.

For temporary defensive purposes or pending investment, the fund may invest without limit in cash or U.S. dollar denominated money market instruments, having shorter than normal maturities. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

[icon] PRINCIPAL RISKS

In general:

There is no guarantee that any fund will achieve its objective. As with all mutual funds, an investment in any of these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investors can lose money by investing in the funds.

Debt securities:

Debt securities are subject to interest rate risk, which is the possibility that the market prices of a fund's investments may decline due to an increase in market interest rates. Generally, the longer the maturity of a fixed-income security, the greater the effect on its value when rates change.

Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.

Debt securities are also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to pay. This is broadly gauged by the credit ratings of the securities in which a fund invests. However, ratings are only the opinions of the organizations issuing them and are not absolute guarantees as to quality.

Moody's considers debt securities rated Baa to have speculative characteristics. Debt securities rated below Baa/BBB are deemed by the ratings agencies to be speculative and may involve major risk of exposure to adverse conditions. High Yield may invest in securities rated as low as C by Moody's or D by S&P. These ratings indicate that the securities are highly speculative and may be in default or in danger of default as to principal and interest. Therefore, High Yield is subject to credit risk to a greater extent than the other funds.

Not all government securities are backed by the full faith and credit of the United States. Some are backed only by the credit of the issuing agency or instrumentality. Accordingly, there is at least some risk of default on these securities.

Call risk:

Many fixed-income securities, especially those issued at high interest rates, provide that the issuer may repay them early. Issuers often exercise this right when interest rates are low. Accordingly, holders of callable securities may not benefit fully from the increase in value that other fixed-income securities experience when rates decline. Furthermore, the fund reinvests the proceeds of the payoff at current yields, which are lower than those paid by the security that was paid off.

Special risks of high yield securities:

Securities rated below Baa/BBB are subject to greater fluctuations in value and risk of loss of income and principal due to default by the issuer, than are higher-rated securities. These securities may be less liquid than higher-rated securities, which means a fund may have difficulty selling them at times, and may have to apply a greater degree of judgment in establishing a price. These securities constitute the primary focus of High Yield. Investment Grade can invest in these securities to a limited extent.

Special risks of mortgage-backed securities:

Mortgage-backed securities represent an interest in a pool of mortgages. When market interest rates decline, many mortgages are refinanced, and mortgage-backed securities are paid off earlier than expected. The effect on a fund's return is similar to that discussed above for call risk.

When market interest rates increase, the market values of mortgage-backed securities decline. At the same time, however, mortgage refinancing slows, which lengthens the effective maturities of these securities. As a result, the negative effect of the rate increase on the market value of mortgage securities is usually more pronounced than it is for other types of fixed-income securities.

Other risks:

The use of certain derivatives to hedge interest rate or other risks could affect fund performance if the derivatives do not perform as expected.

The values of foreign securities are subject to economic and political developments in the countries and regions where the companies operate, such as changes in economic or monetary policies, and to changes in currency exchange rates. In general, less information is publicly available about foreign companies than about U.S. companies. Some foreign governments have defaulted on principal and interest payments. These risks are heightened when investing in emerging market securities.

Investment in securities denominated in foreign currencies may involve currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

The investment strategies employed by the funds often involve high turnover rates. This results in higher trading costs and could cause higher levels of realized capital gains.

[icon] PERFORMANCE

The information below provides an indication of the risks of investing in a fund by showing changes in the fund's performance from year to year. Annual returns assume reinvestment of dividends and other distributions. Historical performance of a fund does not necessarily indicate what will happen in the future. Prior to April 30, 2000, Institutional Class shares of the funds were known as Navigator Class shares.

              Government Intermediate - Institutional Class Shares

          Year by year total return as of December 31 of each year (%)

                                   [BAR CHART]

--------------------------------------------------------------------------------
      1995         1996        1997         1998         1999        2000
--------------------------------------------------------------------------------
      14.45        5.09        7.45         7.16         0.04        10.64
--------------------------------------------------------------------------------


                       During the past six calendar years:

--------------------------------------------------------------------------------
                             Quarter Ended                 Total Return
--------------------------------------------------------------------------------
Best quarter:                June 30, 1995                     4.90%
--------------------------------------------------------------------------------
Worst quarter:               June 30, 1999                    -1.01%
--------------------------------------------------------------------------------


In the  following  table,  the average  annual total returns for the years ended
December   31,   2000,    are    compared    with   the   Lehman    Intermediate
Government/Corporate Index.

--------------------------------------------------------------------------------
                                     1 Year         5 Years      Life of Class
--------------------------------------------------------------------------------
U.S. Government
Intermediate-Institutional
Class                                10.64%           6.02%          7.36% (a)
--------------------------------------------------------------------------------
Lehman Intermediate
Government/Corporate
Index                                10.12%           6.11%          7.37% (b)
--------------------------------------------------------------------------------

(a)      December 1, 1994 (commencement of operations) to December 31, 2000.
(b)      November 30, 1994 to December 31, 2000.

                  Investment Grade - Institutional Class Shares

          Year by year total return as of December 31 of each year (%)

                                   [BAR CHART]

--------------------------------------------------------------------------------
      1996           1997          1998             1999            2000
--------------------------------------------------------------------------------
      4.88          10.95          7.57            -0.33            9.63
--------------------------------------------------------------------------------


                      During the past five calendar years:

--------------------------------------------------------------------------------
                              Quarter Ended                Total Return
--------------------------------------------------------------------------------
Best quarter:                 June 30, 1997                    4.18%
--------------------------------------------------------------------------------
Worst quarter:               March 31, 1996                   -1.41%
--------------------------------------------------------------------------------

In the following table, the average annual total returns for the years ended December 31, 2000, are compared with the Lehman Aggregate Index.

--------------------------------------------------------------------------------
                                     1 Year         5 Year       Life of Class
--------------------------------------------------------------------------------
Investment Grade-
Institutional Class                   9.63%          6.46%           6.71% (a)
--------------------------------------------------------------------------------
Lehman Aggregate Index               11.63%          6.46%           6.84% (b)
--------------------------------------------------------------------------------

(a)      December 1, 1995 (commencement of operations) to December 31, 2000.
(b)      November 30, 1995 to December 31, 2000.

                     High Yield - Institutional Class Shares

          Year by year total return as of December 31 of each year (%)

                                   [BAR CHART]

                                ----------------
                                      2000
                                ----------------
                                     -15.99
                                ----------------


                         During the past calendar year:

--------------------------------------------------------------------------------
                                 Quarter Ended             Total Return
--------------------------------------------------------------------------------
Best quarter:                    June 30, 2000                   -1.00%
--------------------------------------------------------------------------------
Worst Quarter:               December 31, 2000                  -10.22%
--------------------------------------------------------------------------------


In the following table, the average annual total returns for the years ended December 31, 2000, are compared with the Lehman High Yield Index.


--------------------------------------------------------------------------------
                                   1 Year               Life of Class
--------------------------------------------------------------------------------
High Yield                        -15.99%                 -5.82%(a)
--------------------------------------------------------------------------------
Lehman High Yield Index            5.86%                  -2.05%(b)
--------------------------------------------------------------------------------

(a) May 5, 1998 (commencement of operations) to December 31, 2000.

(b) April 30, 1998 to December 31, 2000.

[icon] FEES AND EXPENSES OF THE FUNDS

The table below describes the fees and expenses you will incur directly or indirectly as an investor in a fund. Each fund pays operating expenses directly out of its assets so they lower that fund's share price and dividends. Other expenses include transfer agency, custody, professional and registration fees. The funds have no sales charge and are not subject to a 12b-1 fee. The funds charge no redemption fees.

                         Annual Fund Operating Expenses
                  (expenses that are deducted from fund assets)

--------------------------------------------------------------------------------
                         Government      Investment Grade         High Yield
                        Intermediate
--------------------------------------------------------------------------------
Management Fees           0.55%(a)           0.60%(a)                0.65%
--------------------------------------------------------------------------------
Other Expenses             0.10%              0.19%                  0.38%
--------------------------------------------------------------------------------
Total Annual Fund          0.65%              0.79%                  1.03%
Operating Expenses
--------------------------------------------------------------------------------

(a) Legg Mason Fund Adviser, Inc., as manager, has voluntarily agreed to waive fees so that Institutional Class share expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed 0.50% of average daily net assets attributable to Institutional Class shares during any month for Government Intermediate and for Investment Grade. These waivers will continue in effect until the earlier of April 30, 2002, or when the fund's assets reach the following level: Government Intermediate $500 million, Investment Grade $250 million. These waivers can be terminated at any time. With these waivers, management fees and total annual fund operating expenses for the fiscal year ended December 31, 2000, were 0.36% and 0.46%, respectively, for Government Intermediate and 0.29% and 0.48%, respectively, for Investment Grade.

Example:

This example helps you compare the cost of investing in a fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in a fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown.


--------------------------------------------------------------------------------
                      1 Year       3 Years      5 Years     10 Years
--------------------------------------------------------------------------------
Government
Intermediate             $66          $208         $362         $810
--------------------------------------------------------------------------------
Investment Grade         $81          $252         $439         $978
--------------------------------------------------------------------------------
High Yield              $105          $328        $569        $1,259
--------------------------------------------------------------------------------

[icon] MANAGEMENT

Management and adviser:

Legg Mason Fund Adviser, Inc. ("LMFA"), 100 Light Street, Baltimore, Maryland 21202, is the manager of the funds. As manager, LMFA is responsible for the non-investment affairs of the funds, providing office space and administrative staff for the funds and directing all matters related to the operation of the funds. LMFA has been registered as an investment adviser since 1982.

For its services during the fiscal year ended December 31, 2000, each fund paid the manager the following percentage of its average daily net assets:

--------------------------------------------------------
U.S. Government Intermediate                  0.36%
--------------------------------------------------------
Investment Grade                              0.29%
--------------------------------------------------------
High Yield                                    0.65%
--------------------------------------------------------

Western Asset, 117 East Colorado Boulevard, Pasadena, California 91105, is the investment adviser to the funds. Western Asset is responsible for the investment management of the funds, including the responsibility for making investment decisions and placing orders to buy, sell or hold a particular security. Western Asset acts as investment adviser to investment companies and private accounts with aggregate assets of approximately $71.2 billion as of December 31, 2000. An investment committee has been responsible for the day-to-day management of each fund since its inception.

For its services during the fiscal year ended December 31, 2000, LMFA paid Western Asset a fee, which is calculated daily and payable monthly, at annual rates of each fund's average daily net assets as follows:

--------------------------------------------------------------------------------
U.S. Government Intermediate          0.20%, not to exceed the fee paid to LMFA
                                      (after any fee waivers)
--------------------------------------------------------------------------------
Investment Grade                      0.24%, or 40% of the fee received by LMFA
--------------------------------------------------------------------------------
High Yield                            0.50%, or 77% of the fee received by LMFA
--------------------------------------------------------------------------------

Distributor of the funds' shares:

Legg Mason Wood Walker, Incorporated ("Legg Mason"), 100 Light Street, Baltimore, Maryland 21202, distributes each fund's shares under separate Underwriting Agreements. Each Underwriting Agreement obligates Legg Mason to pay certain expenses for offering fund shares, including compensation to financial advisers, the printing and distribution of prospectuses, statements of additional information and shareholder reports (after these have been printed and mailed to existing shareholders at the funds' expense), supplementary sales literature and advertising materials.

Legg Mason and LMFA may pay  non-affiliated  entities out of their own assets to
support  the  distribution  of   Institutional   Class  shares  and  shareholder
servicing.

LMFA, Western Asset and Legg Mason are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[icon] HOW TO INVEST

Institutional Class shares are currently offered for sale only to institutional investors who have at least $100 million in investable assets and who invest at least $1 million in a fund. Shareholders of the Navigator Class of a fund as of April 30, 2001 may continue to buy Institutional Class shares of that fund. Institutional Class shares are also offered to institutional clients of Legg Mason Trust, fsb for which the trust company exercises discretionary investment management responsibility and accounts of the customers with such institutional clients ("Customers").

Customers of institutional clients may purchase shares only in accordance with instructions and limitations pertaining to their account at the institution.

Prior to or concurrent with the initial purchase of Institutional Class shares, each investor must open an account for the fund by completing and signing an application and mailing it to Legg Mason Institutional Funds at the following address: P.O. Box 17635, Baltimore, Maryland 21297-1635.

Eligible investors may purchase Institutional Class shares by contacting Legg Mason Institutional Funds directly. Institutional clients may set different minimums for their Customers' investments in accounts invested in Institutional Class shares.

Purchase orders, together with payment in one of the forms described in the following paragraphs, received by Legg Mason Institutional Funds or Boston Financial Data Services ("BFDS" or the "Transfer Agent") before the close of regular trading on the New York Stock Exchange ("Exchange") (normally 4:00 p.m., Eastern time) will be processed at the funds' net asset value as of the close of the Exchange on that day. The funds are open for business every day the Exchange is open. Orders received after the close of the Exchange will be processed at the funds' net asset value as of the close of the Exchange on the next day the Exchange is open.

Certain institutions that have agreements with Legg Mason or the funds may be authorized to accept purchase and redemption orders on their behalf. Once the authorized institution accepts the order, you will receive the next determined net asset value. Orders received by certain retirement plans and other financial intermediaries by the close of the Exchange and communicated to Legg Mason Institutional Funds by 9:00 a.m., Eastern time, on the following business day will be processed at the net asset value determined on the prior business day. You should consult with your institution to determine the time by which it must receive your order to get that day's share price. It is the institution's responsibility to transmit your order to the funds in a timely fashion.

Purchases of Institutional Class shares can be made by wiring federal funds to State Street Bank and Trust Company. Before wiring federal funds, the investor must first telephone Legg Mason Institutional Funds at 1-888-425-6432 to receive instructions for wire transfer. On the telephone, the following information will be required: shareholder name; name of the person authorizing the transaction; shareholder account number; name of the fund and class of shares to be purchased; amount being wired; and name of the wiring bank.

Funds should be wired through the Federal Reserve System to:

State Street Bank and Trust Company
[ABA #011-000-028]
[DDA #99046096]
Legg Mason [insert name of fund]
[Insert account name and number]

The wire should state that the funds are for the purchase of shares of a specific fund and share class and include the account name and number.

Shares may also be purchased and paid for by the contribution of eligible portfolio securities, subject in each case to approval by the Adviser. Approval will depend on, among other things, the nature and quality of the securities offered and the current needs of the fund in question. Securities offered in payment for shares will be valued in the same way and at the same time the fund values its portfolio securities for purpose of determining net asset values. (See "Net Asset Value" below.) Investors who wish to purchase fund shares through the contribution of securities should contact Legg Mason Institutional Funds at 1-888-425-6432 for instructions. Investors should also realize that at the time of contribution they might be required to recognize a gain or loss for tax purposes on securities contributed. Each fund has full discretion to reject any securities offered as payment for shares.

Any shares purchased or received as a distribution will be credited directly to the investor's account.

Additional investments in Institutional Class shares may be made at any time at the relevant net asset value for that class by following the procedures outlined above. Investors should always furnish a shareholder account number when making additional purchases. Purchases will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

Each fund and Legg Mason, the funds' distributor, reserve the right, in their sole discretion: to suspend the offering of shares or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of a fund; and to redeem shares if information provided in the Application should prove to be incorrect in any manner judged by a fund to be material (i.e., in a manner such as to render the shareholder ineligible to purchase shares of a fund). In addition, each fund and Legg Mason, in their sole discretion, reserve the right to waive the minimum investable assets requirement or the minimum initial investment for certain investors. A fund may suspend the offering of shares at any time and resume it any time thereafter.

Shares of the fund may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available. Shares of the funds may not be qualified or registered for sale in all states. Prospective investors should inquire as to whether shares of a particular fund are available for offer and sale in their state of residence.

Purchases and sales of fund shares should be made for long-term investment purposes. Each fund reserves the right to restrict purchases of shares (including exchanges) when it determines that a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident.

Shares of the funds are available for purchase by retirement plans, including 401(k) plans, 403(b) plans and Individual Retirement Accounts ("IRAs"). The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions.

For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides record keeping services for the plan. Investors who purchase shares through retirement plans should be aware that the plan administrator may aggregate purchase and redemption orders of participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Each fund offers two classes of shares: Primary Class shares and Institutional Class shares. Each class is subject to different expenses and a different sales charge structure. Primary class shares are offered through a separate prospectus.

Account registration changes:

Changes in registration or account privileges must be made in writing to Legg Mason Institutional Funds. Signature guarantees are required. See "Signature Guarantee" below. All correspondence must include the account number and must be sent to:

Legg Mason Institutional Funds
P.O. Box 17635
Baltimore, Maryland  21297-1635

[icon]  HOW TO SELL YOUR SHARES

Shares may be redeemed through three methods: (1) by sending a written request for redemption to Legg Mason Institutional Funds, P.O. Box 17635, Baltimore, Maryland 21297-1635, (2) by calling 1-888-425-6432, or (3) by wire communication with the Transfer Agent. In each case, the investor should first notify Legg Mason Institutional Funds at 1-888-425-6432 of the intention to redeem. No charge is made for redemptions. Shareholders who wish to be able to redeem by telephone or wire communication must complete an authorization form in advance. Redemptions over $10,000,000 may be initiated by telephone, but must be confirmed in writing prior to processing.

Upon receipt of a request for redemption as described below (a request "in good order") before the close of the Exchange on any day the Exchange is open, the Transfer Agent will redeem fund shares at that day's net asset value per share. Requests for redemption received by the Transfer Agent after the close of the Exchange will be executed at the net asset value next determined. However, orders received by certain retirement plans and other financial intermediaries by the close of the Exchange and communicated to the Transfer Agent by 9:00 a.m., Eastern time, on the following business day will be effected at the net asset value determined on the prior business day.

Requests for redemption should indicate:

1) the number of shares or dollar amount to be redeemed and the investor's shareholder account number;

2) the investor's name and the names of any co-owner of the account, using exactly the same name or names used in establishing the account;

3) proof of authorization to request redemption on behalf of any co-owner of the account (please contact Legg Mason Institutional Funds for further details); and

4) the name, address, and account number to which the redemption payment should be sent.

Other supporting legal documents, such as copies of the trust instrument or power of attorney, may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption. If you have a question concerning the sale or redemption of Institutional Class shares, please contact Legg Mason Institutional Funds by calling 1-888-425-6432.

Customers  of   institutional   clients  may  redeem  only  in  accordance  with
instructions and limitations pertaining to their account at the institution.

Payment of the proceeds of redemptions normally will be made by wire one business day after receipt of a redemption request in good order. However, each fund reserves the right to postpone the payment date when the Exchange is closed, when trading is restricted, or as permitted by federal securities laws, or to take up to seven days to make payment upon redemption if the fund involved could be adversely affected by immediate payment. Each fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the Securities and Exchange commission ("SEC"). Payment of the proceeds of redemptions of shares that were recently purchased by check or acquired through reinvestment of dividends on such shares may be delayed for up to ten days from the purchase date in order to allow for the check to clear.

Each fund has reserved the right under certain conditions to redeem its shares in-kind by distributing portfolio securities in payment for redemptions. Shareholders who receive a redemption in-kind may incur costs to dispose of such securities.

Signature guarantee:

When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his or her signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered securities dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations, and clearing agencies (each an "Eligible Guarantor Institution"). Each fund and its agents reserve the right to reject any signature guarantee pursuant to written signature guarantee standards or procedures, which may be revised in the future to permit rejection of signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures. Any fund may change the signature guarantee requirements from time to time without prior notice to shareholders.

[icon]  ACCOUNT POLICIES

Calculation of net asset value:

Net asset value per Institutional Class share is determined daily as of the close of regular trading on the Exchange, on every day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. To calculate each fund's Institutional Class share price, the fund's assets attributable to that class of shares are valued and totaled, liabilities attributable to Institutional Class shares are subtracted, and the resulting net assets are divided by the number of Institutional Class shares outstanding. Each fund's securities are valued on the basis of market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. A fund may use fair value pricing instead of market quotations to value one or more securities if the fund believes that, because of special circumstances, doing so would more accurately reflect the prices the fund could realize on the current sale of those securities.

Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered the Adviser to be the primary market. A fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates. Fixed-income securities generally are valued using market quotations or independent pricing services that use prices provided by market makers or estimates of market values. Securities with remaining maturities of 60 days or less are valued at amortized cost.

To the extent that a fund has portfolio securities that are primarily listed on foreign exchanges that trade on days when the fund does not price its shares, the net asset value of the fund may change on days when shareholders will not be able to purchase or redeem the fund's shares.

Other:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason or its affiliates.

[icon]  SERVICES FOR INVESTORS

Confirmations and account statements:

The Transfer Agent will send confirmations of each purchase and redemption transaction (except a reinvestment of dividends or capital gain distributions). Confirmations sent to institutional clients will include the total number of shares being held in safekeeping by the Transfer Agent. Beneficial ownership of shares by Customer accounts will be recorded by the institutional client and reflected in their regular account statements.

Exchange privilege:

Institutional Class shares of a fund may be exchanged for shares of Legg Mason Cash Reserve Trust or for Institutional Class shares of any of the other Legg Mason funds, except Legg Mason Opportunity Trust, provided these funds are eligible for sale in your state of residence and provided that the investor meets the eligibility criteria of that class of that fund and the value of exchanged shares is at least $1,000,000. You can request an exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging.

There is currently no fee for exchanges; however, you may be subject to a sales charge when exchanging into a fund that has one. In addition, an exchange of a fund's shares will be treated as a sale of the shares, and any gain on the transaction will be subject to tax.

Each fund reserves the right to:

o terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from a fund in one calendar year; and

o terminate or modify the exchange privilege after 60 days' written notice to shareholders.

Some institutional clients and retirement plan administrators may not offer all of the Institutional Class shares for exchange.

[icon] DISTRIBUTIONS AND TAXES

Government Intermediate and Investment Grade declare any dividends from their net investment income daily and pay them monthly. High Yield declares and pays any such dividends monthly.

Each fund declares and pays dividends from net short-term capital gain and distributes substantially all net capital gain (the excess of any net long-term capital gain over net short-term capital loss) and, in the case of High Yield, net realized gains from foreign currency transactions annually in December. A second distribution of net capital gain may be necessary in some years to avoid imposition of federal excise tax.

Your dividends and other distributions will be automatically reinvested in additional Institutional Class shares of the distributing fund unless you elect to receive dividends and/or other distributions in cash. To change your election, you must notify the distributing fund at least ten days before the next distribution is to be paid. You may also request that your dividends and/or other distributions be invested in shares of another eligible Legg Mason fund.

If the postal or other delivery service is unable to deliver your distribution check, your distribution election will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Fund dividends and other distributions are taxable to investors (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional Institutional Class shares of a fund. Dividends from investment company taxable income (which includes net investment income, net short-term capital gain and, in the case of High Yield, net gains from certain foreign currency transactions) are taxable as ordinary income. Distributions of a fund's net capital gain are taxable as long-term capital gain, regardless of how long you have held your fund shares.

The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.

Each fund's dividend and interest income, and gains realized from disposition of foreign securities, may be subject to income withholding or other taxes imposed by foreign countries and U.S. possessions.

A tax statement will be sent to you after the end of each year detailing the tax status of your distributions.

Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

[icon] FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each fund's Institutional Class financial performance for the past five years or since inception. Total return represents the rate that an investor would have earned (or lost) on an investment in a fund, assuming reinvestment of all dividends and distributions. Certain information reflects financial results for a single fund share. This information has been audited by the funds' independent accountants, PricewaterhouseCoopers LLP, whose report, along with the funds' financial statements, is incorporated by reference into the Statement of Additional Information (see back cover) and is included in the annual report for these funds. The annual report is available upon request by calling toll-free 1-888-425-6432.


                                        Investment Operations                                  Distributions
                       -------------------------------------------------   --------------------------------------------------------

                                               Net Realized
                                                        and
                                                 Unrealized
                                                Gain/(Loss)                                              From
                       Net Asset          Net            on        Total        From   In Excess          Net             Net Asset
                          Value,   Investment  Investments,         From         Net      of Net     Realized                Value,
                       Beginning      Income/       Options   Investment  Investment  Investment      Gain on      Total     End of
                         of Year       (Loss)   and Futures   Operations      Income      Income  Investments  Distributions   Year
-----------------------------------------------------------------------------------------------------------------------------------

U.S. Government
Intermediate-Term
Portfolio -
Institutional Class
Years Ended Dec. 31,
2000                       $9.92      $ .67 A         $.35       $ 1.02       $ (.67)       $---      $  ---     $ (.67)     $10.27
1999                       10.51        .59 A         (.59)         ---         (.59)        ---         ---       (.59)       9.92
1998                       10.40        .61 A          .11          .72         (.60)       (.01)        ---       (.61)      10.51
1997                       10.31        .65 A          .09          .74         (.64)       (.01)        ---       (.65)      10.40
1996                       10.47        .67 A         (.16)         .51         (.66)       (.01)        ---       (.67)      10.31

Investment Grade
Income Portfolio -
Institutional Class
Years Ended Dec. 31,
2000                       $9.79      $ .71 B         $.19        $ .90       $ (.72)       $---      $  ---      $(.72)      $9.97
1999                       10.52        .66 B         (.70)        (.04)        (.66)        ---        (.03)      (.69)       9.79
1998                       10.59        .66 B          .12          .78         (.66)        ---        (.19)      (.85)      10.52
1997                       10.22        .71 B          .37         1.08         (.71)        ---         ---       (.71)      10.59
1996                       10.44        .70 B         (.22)         .48         (.70)        ---         ---       (.70)      10.22

High Yield Portfolio
Institutional Class -
Year Ended Dec. 31,
  2000                    $14.97      $1.41         $(3.47)      $(2.06)      $(1.34)       $---      $(1.39)    $(2.73)     $10.18
Period From March 8 to
  Dec. 31, 1999            15.98        .89           (.92)        (.03)        (.98)        ---         ---       (.98)      14.97
Period Ended Jan. 28,
  1999                     14.67        .08            .72          .80         (.04)        ---         ---       (.04)      15.43
Period Ended Dec. 31,
  1998G                    16.85        .86          (1.98)       (1.12)       (1.05)        ---        (.01)     (1.06)      14.67



                                                Ratios/Supplemental Data
                             -------------------------------------------------------------------------


                                                                    Net
                                           Expenses          Investment                     Net Assets,
                                         to Average       Income/(Loss)    Portfolio            End of
                               Total            Net          to Average     Turnover              Year
                              Return         Assets          Net Assets         Rate     (in thousands)
------------------------------------------------------------------------------------------------------

U.S. Government
Intermediate-Term
Portfolio
Institutional Class
Years Ended Dec. 31,
2000                          10.64%         .46% A            6.66% A          248%           $ 6,273
1999                            .04%         .47% A            5.84% A          979%             9,076
1998                           7.16%         .46% A            5.85% A          356%             7,340
1997                           7.45%         .45% A            6.40% A          252%             7,914
1996                           5.09%         .42% A            6.47% A          354%             8,082

Investment Grade
Income Portfolio
Institutional Class
Years Ended Dec. 31,
2000                           9.63%         .48% B            7.32% B           94%             $ 839
1999                           (.33)%        .46% B            6.59% B          145%               238
1998                           7.57%         .45% B            6.24% B          279%               255
1997                          10.95%         .43% B            6.87% B          259%               252
1996                           4.88%         .41% B            6.99% B          383%               243

High Yield Portfolio
Institutional Class
Year Ended Dec. 31,
  2000                        (15.99)%      1.03%             10.98%             45%             $ 673
Period From March 8 to
  Dec. 31, 1999                 (.20)C       .82% D            7.19% D           78% D             673
Period Ended Jan. 28,
  1999                          5.47%C       .81% D            7.17% D          116% D               0
Period Ended Dec. 31,
  1998E                        (6.91)C       .79% D            8.68% D          107% D              65

A    Net of fees waived by LMFA for expenses in excess of voluntary expense limitations of: 0.45% until
     April 30, 1996; and 0.50% until April 30, 2001. If no fees had been waived by LMFA, the annualized ratio of expenses to average  daily net assets for each period  would have been as follows:  2000,
     0.65%; 1999, 0.66%; 1998, 0.65%; 1997, 0.66%; and 1996, 0.69%.

B    Net of fees waived by LMFA for expenses in excess of voluntary expense limitations of: 0.40% until
     April 30, 1996; and 0.50% until April 30, 2001. If no fees had been waived by LMFA, the annualized ratio of expenses to average  daily net assets for each period  would have been as follows:  2000,
     0.79%; 1999, 0.77%; 1998, 0.80%; 1997, 0.82%; and 1996, 0.88%.

C    Not annualized.

D    Annualized.

E    For the period May 5, 1998  (commencement of sale of  Institutional  Class shares) to December 31,
     1998.


Legg Mason Income Trust, Inc.

The following additional information about the funds is available upon request and without charge:

Statement of Additional Information (SAI) -The SAI is filed with the SEC and is hereby incorporated by reference into (is considered part of) this prospectus. The SAI provides further information and additional details about each fund and its policies.

Annual and Semi-Annual Reports - Additional information about each fund's investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each fund's performance during its last fiscal year.

To  request  the  SAI  or  any  reports  to  shareholders,  or  to  obtain  more information:
o        call toll-free 1-888-425-6432
o        write to us at:   Legg Mason Institutional Funds
                           100 Light Street, P.O. Box 17635
                           Baltimore, MD 21297-1635

Information about the funds, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


                                                       SEC File Number 811-5029

                         LEGG MASON INCOME TRUST, INC.:
                   U.S. GOVERNMENT INTERMEDIATE-TERM PORTFOLIO
                           INVESTMENT GRADE PORTFOLIO
                              HIGH YIELD PORTFOLIO
              (Primary Class Shares and Institutional Class Shares)
                                       AND
                     U.S. GOVERNMENT MONEY MARKET PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION

                                 April 30, 2001

         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus for Primary Class shares of the funds or the Prospectus for Institutional Class shares of the funds, both dated April 30, 2001, which have been filed with the Securities and Exchange Commission ("SEC"). The funds' financial statements and the report of its independent accountants are incorporated by reference into this Statement of Additional Information from the funds' annual report to shareholders. A copy of either the Prospectuses or the annual report may be obtained without charge from funds' distributor, Legg Mason Wood Walker, Incorporated ("Legg Mason") at 1-800-822-5544.



                             Legg Mason Wood Walker,
                                  Incorporated
--------------------------------------------------------------------------------
                                100 Light Street
                                  P.O. Box 1476
                         Baltimore, Maryland 21203-1476
                          (410) 539-0000 (800) 822-5544

                                Table of Contents

                                                                         Page


DESCRIPTION OF THE FUNDS....................................................2
FUND POLICIES...............................................................2
INVESTMENT STRATEGIES AND RISKS.............................................4
MANAGEMENT OF THE FUNDS....................................................24
THE FUNDS' INVESTMENT MANAGER/ADVISER......................................27
THE FUNDS' DISTRIBUTOR.....................................................31
PORTFOLIO TRANSACTIONS AND BROKERAGE.......................................32
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.............................35
VALUATION OF FUND SHARES...................................................38
ADDITIONAL TAX INFORMATION.................................................40
TAX-DEFERRED RETIREMENT PLANS - PRIMARY CLASS SHARES.......................44
PERFORMANCE INFORMATION....................................................45
CAPITAL STOCK INFORMATION..................................................52
THE FUNDS' CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT............53
THE CORPORATION'S LEGAL COUNSEL............................................53
THE CORPORATION'S INDEPENDENT ACCOUNTANTS..................................53
FINANCIAL STATEMENTS.......................................................53
Appendix A................................................................A-1



--------------------------------------------------------------------------------

         No person has been authorized to give any information or to make any representations not contained in the Prospectuses or this Statement of Additional Information in connection with the offerings made by the Prospectuses and, if given or made, such information or representations must not be relied upon as having been authorized by a fund or its distributor. The Prospectuses and this Statement of Additional Information do not constitute offerings by the funds or by the distributor in any jurisdiction in which such offerings may not lawfully be made.

--------------------------------------------------------------------------------

                            DESCRIPTION OF THE FUNDS

         Legg Mason Income Trust, Inc. ("Corporation") is a diversified open-end management investment company which was incorporated in Maryland on April 28, 1987. Legg Mason U.S. Government Intermediate-Term Portfolio ("Government
Intermediate"), Legg Mason Investment Grade Income Portfolio ("Investment Grade"), Legg Mason High Yield Portfolio ("High Yield") and Legg Mason U.S. Government Money Market Portfolio ("Government Money Market") are separate series of the Corporation (each, a "fund").

                                  FUND POLICIES

         The following information supplements the information concerning each fund's investment objective, policies and limitations found in the Prospectuses. Each fund has adopted the following fundamental investment limitations that cannot be changed except by vote of its shareholders.

Government Intermediate and Investment Grade each may not:

         1. Borrow money, except for temporary purposes in an aggregate amount not to exceed 5% of the value of its total assets at the time of borrowing;

         2. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than the U.S. Government, its agencies and instrumentalities, or buy more than 10% of the voting securities or more than 10% of all the securities of any issuer;

         3. Mortgage, pledge or hypothecate any of its assets, except to collateralize permitted borrowings up to 5% of the value of its total assets at the time of borrowing; provided, that the deposit in escrow of underlying securities in connection with the writing of call options is not deemed to be a pledge; and provided further, that deposit of initial margin or the payment of variation margin in connection with the purchase or sale of futures contracts or of options on futures contracts shall not be deemed to constitute pledging assets;

         4. Purchase securities on "margin," except that each fund may make margin deposits in connection with its use of options, interest rate futures contracts and options on interest rate futures contracts;

         5. Make short sales of securities unless at all times while a short position is open the fund maintains a long position in the same security in an amount at least equal thereto; provided, however, that the fund may purchase or sell futures contracts, and may make initial and variation margin payments in connection with purchases or sales of futures contracts or of options on futures contracts;

         6. Invest 25% or more of its total assets (taken at market value) in any one industry;

         7. Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer commission or profit, other than a customary brokerage commission, is involved and only if immediately thereafter not more than 10% of a fund's total assets (taken at market value) would be invested in such securities;

         8. Purchase or sell commodities and commodity contracts, except that each fund may purchase or sell options, interest rate futures contracts and options on interest rate futures contracts;

         9. Underwrite the securities of other issuers, except to the extent that in connection with the disposition of restricted securities or the purchase of securities either directly from the issuer or from an underwriter for an issuer, each fund may be deemed to be an underwriter;

         10. Make loans, except loans of portfolio securities and except to the extent the purchase of a portion of an issue of publicly distributed notes, bonds or other evidences of indebtedness or deposits with banks and other financial institutions may be considered loans;

         11. Purchase or sell real estate, except that each fund may invest in securities collateralized by real estate or interests therein or in securities issued by companies that invest in real estate or interests therein;

         12. Purchase or sell interests in oil and gas or other mineral exploration or development programs, or

         13. Issue senior securities, except as permitted under the Investment Company Act of 1940, as amended ("1940 Act").

High Yield may not:

         1. Borrow money, except from banks or through reverse repurchase agreements or dollar rolls for temporary purposes in an aggregate amount not to exceed 5% of the value of its total assets at the time of borrowing;

         2. Issue senior securities, except as permitted under the 1940 Act;

         3. Engage in the business of underwriting the securities of other issuers except insofar as the fund may be deemed an underwriter under the Securities Act of 1933, as amended ("1933 Act"), in disposing of a portfolio security;

         4. Buy or hold any real estate; provided, however, that instruments secured by real estate or interests therein are not subject to this limitation;

         5. With respect to 75% of its total assets, invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer;

         6. Purchase or sell any commodities or commodities contracts, except that the fund may purchase or sell currencies, interest rate and currency futures contracts, options on currencies, securities, and securities indexes and options on interest rate and currency futures contracts, and may enter into swap agreements;

         7. Make loans, except loans of portfolio securities and except to the extent the purchase of notes, bonds or other evidences of indebtedness, the entry into repurchase agreements, or deposits with banks and other financial institutions may be considered loans; or

         8. Purchase any security if, as a result thereof, 25% or more of its total assets would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto.

Government Money Market may not:

         1. Borrow money, except for temporary purposes in an aggregate amount not to exceed 5% of the value of its total assets at the time of borrowing. (Although not a fundamental policy subject to shareholder approval, the fund intends to repay any money borrowed before any additional portfolio securities are purchased);

         2. Mortgage, pledge or hypothecate any of its assets, except to collateralize permitted borrowings up to 5% of the value of its total assets at the time of borrowing;

         3. Purchase securities on "margin" except that the fund may obtain such credits as may be necessary for clearing the purchases and sales of securities;

         4. Make short sales of securities unless at all times while a short position is open the fund maintains a long position in the same security in an amount at least equal thereto;

         5. Purchase or sell commodities and commodity contracts;

         6. Underwrite the securities of other issuers, except to the extent that in connection with the disposition of restricted securities or the purchase of securities either directly from the issuer or from an underwriter for an issuer, the fund may be deemed to be an underwriter;

         7. Make loans, except loans of portfolio securities and except to the extent the purchase of a portion of an issue of publicly distributed notes, bonds or other evidences of indebtedness, entry into repurchase agreements or deposits with banks and other financial institutions may be considered loans;

         8. Purchase or hold real estate, except that the fund may invest in securities collateralized by real estate or interests therein;

         9. Purchase or sell interests in oil and gas or other mineral exploration or development programs;

         10. Issue senior securities, except as permitted under the 1940 Act; or

         11. Purchase any security if, as a result thereof, 25% or more of its total assets would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto.

         As noted above, the fundamental investment limitations of each fund, along with its investment objective, may be changed only by a "vote of a majority of the outstanding voting securities" of the fund, a term defined in the 1940 Act to mean the vote of (1) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy or (2) more than 50% of the outstanding shares of the fund, whichever is less.

         Except as otherwise stated, if a fundamental or non-fundamental percentage limitation set forth in the Prospectuses or this Statement of Additional Information ("SAI") is complied with at the time an investment is made, a later increase or decrease in percentage resulting from a change in the value of portfolio securities, in the asset value of a fund, or in the number of securities an issuer has outstanding will not be considered to be outside the limitation. Each fund will monitor the level of borrowing and illiquid securities in its portfolio and will make necessary adjustments to maintain required asset coverage and adequate liquidity.

         In applying its investment policies and limitations, each fund, in accordance with SEC rules and staff positions, considers investment in a fully collateralized repurchase agreement to be equivalent to investment in the collateral.

         Except  as  otherwise  noted,  each  fund's  investment   policies  and
limitations are non-fundamental and may be changed without a shareholder vote.

         The following are some of the non-fundamental limitations which High Yield currently observes. High Yield may not:

         1. Buy securities on "margin," except for short-term credits necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with the use of permitted currency futures contracts and options on currency futures contracts;

         2. Make short sales of securities or maintain a short position, except that the fund may (a) make short sales and maintain short positions in connection with its use of options, futures contracts and options on futures contracts and (b) sell short "against the box" (the fund does not intend to make short sales against the box in excess of 5% of its net assets during the coming year); or

         3. Hold more than 10% of the outstanding voting securities of any one issuer.

                         INVESTMENT STRATEGIES AND RISKS

The following applies to all of the funds, unless otherwise indicated:

Yield Factors and Ratings
-------------------------

         Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's") and other nationally recognized statistical rating organizations ("NRSROs") are private services that provide ratings of the credit quality of obligations. Investment grade bonds are generally considered to be those bonds rated at the time of purchase within one of the four highest grades assigned by S&P or Moody's. A fund may use these ratings in determining whether to purchase, sell or hold a security. These ratings represent Moody's and S&P's opinions as to the quality of the obligations which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, obligations with the same maturity, interest rate and rating may have different market prices. A description of the ratings assigned to corporate debt obligations by S&P and Moody's is included in Appendix A.

         Credit rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. Subsequent to its purchase by a fund, an issue of obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by that fund. The adviser will consider such an event in determining whether a fund (other than Government Money Market) should continue to hold the obligation, but is not required to dispose of it. Government Money Market will consider disposing of the obligation in accordance with Rule 2a-7 under the 1940 Act.

         In addition to ratings assigned to individual bond issues, the adviser will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds and other debt securities in which a fund invests are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial condition of the issuer, the size of the offering, the maturity of the obligation and its rating. There may be a wide variation in the quality of bonds, both within a particular classification and between classifications. A bond issuer's obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of bond issuers to meet their obligations for the payment of interest and principal.

Securities Lending
------------------

         Each fund may lend portfolio securities to brokers or dealers in corporate or government securities (U.S. government securities only, with respect to Government Intermediate and Government Money Market), banks or other recognized institutional borrowers of securities, provided that cash or equivalent collateral, equal to at least 100% of the market value of the securities loaned, is continuously maintained by the borrower with the funds' custodian. During the time the securities are on loan, the borrower will pay the fund an amount equivalent to any interest paid on such securities, and the fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. When a fund loans a security to another party, it runs the risk that the other party will default on its obligation, and that the value of the collateral will decline before the fund can dispose of it.

         These loans are subject to termination at the option of the fund or the borrower. Each fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. In the event of the bankruptcy of the other party to a securities loan, a fund could experience delays in recovering the securities lent. To the extent that, in the meantime, the value of the collateral had decreased or the securities lent increased, the fund could experience a loss.

         Each fund will enter into securities loan transactions only with financial institutions which the adviser believes to present minimal risk of default during the term of the loan. Each fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. Each fund presently does not intend to loan more than 5% of its portfolio securities at any given time.

Repurchase Agreements
---------------------

         Repurchase agreements are usually for periods of one week or less, but may be for longer periods. Repurchase agreements maturing in more than seven days may be considered illiquid. In a repurchase agreement, the securities are held for each fund by a custodian bank as collateral until resold and are supplemented by additional collateral if necessary to maintain a total value equal to or in excess of the value of the repurchase agreement. A fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the fund is delayed or prevented from exercising its rights to dispose of the collateral securities. Each fund enters into repurchase agreements only with financial institutions which the adviser believes present minimal risk of default during the term of the agreement. Each fund currently intends to invest in repurchase agreements only when cash is temporarily available or for temporary defensive purposes.

Reverse Repurchase Agreements
-----------------------------

         A reverse repurchase agreement is a portfolio management technique in which a fund temporarily transfers possession of a portfolio instrument to another person, such as a financial institution or broker-dealer, in return for cash. At the same time, the fund agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, including interest payment. Each fund (other than Government Money Market) may also enter into dollar rolls, in which a fund sells a fixed-income security for delivery in the current month and simultaneously contracts to repurchase a substantially similar security on a specified future date. That fund would be compensated by the difference between the current sales price and the forward price for the future purchase.

         Each fund may engage in reverse repurchase agreements and (with the exception of Government Money Market) dollar rolls as a means of raising cash to satisfy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio instruments. There is a risk that the counterparty to either a reverse repurchase agreement or a dollar roll will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a fund.

         When a fund reinvests the proceeds of a reverse repurchase agreement in other securities, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds are invested would affect the market value of that fund's assets. If a fund reinvests the proceeds of the agreement at a rate lower than the cost of the agreement, engaging in the agreement will lower that fund's yield. While engaging in reverse repurchase agreements and dollar rolls, each fund will maintain cash, U.S. Government securities (or other appropriate liquid securities, with respect to Investment Grade and High Yield) in a segregated account at its custodian bank with a value at least equal to that fund's obligation under the agreements, adjusted daily.

Restrictions: The ability of a fund to engage in reverse repurchase agreements and/or dollar rolls is subject to each fund's fundamental investment limitation concerning borrowing, i.e., that borrowing may be for temporary purposes only and in an amount not to exceed 5% of a fund's total assets.

Warrants
--------

         Although not a fundamental policy subject to shareholder vote, each fund may not invest more than 5% of the value of its net assets, taken at the lower of cost or market value, in warrants or invest more than 2% of the value of such net assets in warrants not listed on the New York or American Stock

Exchanges. With respect to High Yield, this restriction does not apply to warrants attached to, or sold as a unit with, other securities. For purposes of this restriction, the term "warrants" does not include options on securities, stock or bond indices, foreign currencies or futures contracts.

Mortgage-Related Securities
---------------------------

         Mortgage-related securities represent an ownership interest in a pool of residential mortgage loans. These securities are designed to provide monthly payments of interest, and in most instances, principal to the investor. The mortgagor's monthly payments to his/her lending institution are "passed-through" to investors such as a fund. Most issuers or poolers provide guarantees of payments, regardless of whether or not the mortgagor actually makes the payment. The guarantees made by issuers or poolers are backed by various forms of credit, insurance and collateral. They may not extend to the full amount of the pool.

         Pools consist of whole mortgage loans or participations in loans. The majority of these loans are made to purchasers of one- to four-family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, a fund may purchase pools of variable-rate mortgages, growing-equity mortgages, graduated-payment mortgages and other types.

         All poolers apply standards for qualification to lending institutions which originate mortgages for the pools. Poolers also establish credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

         The majority of mortgage-related securities currently available are issued by governmental or government-related organizations formed to increase the availability of mortgage credit. The largest government-sponsored issuer of mortgage-related securities is Government National Mortgage Association ("GNMA"). GNMA certificates ("GNMAs") are interests in pools of loans insured by the Federal Housing Administration or by the Farmer's Home Administration ("FHA"), or guaranteed by the Veterans Administration ("VA"). Fannie Mae and Freddie Mac each issue pass-through securities that they respectively guarantee as to principal and interest. Securities issued by GNMA and Fannie Mae are fully modified pass-through securities, i.e., the timely payment of principal and interest is guaranteed by the issuer. Freddie Mac securities are modified pass-through securities, i.e., the timely payment of interest is guaranteed by Freddie Mac, principal is passed through as collected but payment thereof is guaranteed not later than one year after it becomes payable.

         The average life of mortgage-related securities varies with the maturities and the nature of the underlying mortgage instruments. For example, GNMAs tend to have a longer average life than Freddie Mac participation certificates ("PCs") because there is a tendency for the conventional and privately-insured mortgages underlying Freddie Mac PCs to repay at faster rates than the FHA and VA loans underlying GNMAs. In addition, the term of a security may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location and age of the mortgaged property and other social and demographic conditions.

         In determining the dollar-weighted average maturity of a fund's portfolio, the adviser will follow industry practice in assigning an average life to the mortgage-related securities of the fund unless the interest rate on the mortgages underlying such securities is such that a different prepayment rate is likely. For example, where a GNMA has a high interest rate relative to the market, that GNMA is likely to have a shorter overall maturity than a GNMA with a market rate coupon. Moreover, the adviser may deem it appropriate to change the projected average life for a fund's mortgage-related security as a result of fluctuations in market interest rates and other factors.

         The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder of the mortgage-related security with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, a fund may experience a loss (if the price at which the respective security was acquired by the fund was at a premium over par, which represents the price at which the security will be redeemed upon prepayment) or a gain (if the price at which the respective security was acquired by the fund was at a discount from par). In addition, prepayments of such securities held by a fund will reduce the share price of the fund to the extent the market value of the securities at the time of prepayment exceeds their par value, and will increase the share price of the fund to the extent the par value of the securities exceeds their market value at the time of prepayment. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates.

         Although the market for mortgage-related securities issued by private organizations is becoming increasingly liquid, such securities may not be readily marketable. Each fund will not purchase mortgage-related securities for which there is no established market or any other investments which the adviser deems to be illiquid if, as a result, more than 15% (for Government Money Market, more than 10%) of the value of the fund's net assets would be invested in such illiquid securities and investments.

Step Down Preferred Securities
------------------------------

         Some of the securities purchased by Investment Grade and High Yield may also include step down perpetual preferred securities. These securities are issued by a real estate investment trust ("REIT") making a mortgage loan to a single borrower. The dividend rate paid by these securities is initially relatively high, but "steps down" yearly. The securities are subject to call if the REIT suffers an unfavorable tax event and to tender by the REIT's equity holders in the 10th year; both events could be on terms unfavorable to the holder of the preferred securities. The value of these securities will be affected by changes in the value of the underlying mortgage loan. The REIT is not diversified, and the value of the mortgaged property may not cover its obligations. Step down perpetual preferred securities are considered restricted securities under the 1933 Act.

Asset-Backed Securities
-----------------------

         Asset-backed securities are structurally similar to mortgage-backed securities, but are secured by an interest in a different type of receivable. Asset-backed securities therefore present certain risks that are not presented by mortgage-related debt securities or other securities in which a fund may invest. Primarily, these securities do not have the benefit of the same security interest in the related collateral.

         Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit agreements. The value of such securities partly depends on loan repayments by individuals, which may be adversely affected during general downturns in the economy. Like mortgage-related securities, asset-backed securities are subject to the risk of prepayment. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities, however, is greater than in the case of mortgage-backed securities.

         Credit card receivables, for example, are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

The following applies only to Government Intermediate, Investment Grade and High Yield unless otherwise stated:

Corporate Debt Securities
-------------------------

         Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

         Corporate debt securities may pay fixed or variable rates of interest, or interest at a rate contingent upon some other factor, such as the price of some commodity. These securities may be convertible into preferred or common equity, or may be bought as part of a unit containing common stock. In selecting corporate debt securities for a fund, the Adviser reviews and monitors the creditworthiness of each issuer and issue. The Adviser also analyzes interest rate trends and specific developments that it believes may affect individual issuers.

Callable Debt Securities
------------------------

         A debt security may be callable, i.e., subject to redemption, at the option of the issuer at a price established in the security's governing instrument. If a debt security held by a fund is called for redemption, that fund will be required to permit the issuer to redeem the security or sell it to a third party. Either of these actions could have an adverse effect on a fund's ability to achieve its investment objectives.

Inflation-Indexed Securities
----------------------------

         The funds may also invest in U.S. Treasury securities whose principal value is adjusted daily in accordance with changes to the Consumer Price Index (also known as "Treasury Inflation-Indexed Securities"). Interest is calculated on the basis of the adjusted principal value on the payment date. The principal value of Treasury Inflation-Indexed Securities declines in periods of deflation, but holders at maturity receive no less than par. If inflation is lower than expected during the period a fund holds the security, the fund may earn less on it than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though the holders do not receive cash representing the increase at that time. Changes in market interest rates from causes other than inflation will likely affect the market prices of Treasury Inflation-Indexed Securities in the same manner as conventional bonds.

Convertible Securities
----------------------

         A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield of non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure.

         The value of a convertible security is a function of (i) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (ii) its worth, at market value, if converted into the underlying common stock. Convertible securities are typically issued by smaller capitalized companies, whose stock prices may be volatile. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument, which may be less than the ultimate conversion value.

         Many convertible securities are rated below investment grade or, if unrated, are considered to be of comparable quality.

         Government Intermediate and Investment Grade do not intend to exercise conversion rights for any convertible security they own and do not intend to hold any security which has been subject to conversion.

Zero Coupon Bonds
-----------------

         Zero coupon bonds are debt obligations that make no fixed interest payments but instead are issued at a significant discount from face value. Like other debt securities, the market price can reflect a premium or discount, in addition to the original issue discount, reflecting the market's judgment as to the issuer's creditworthiness, the interest rate or other similar factors. The original issue discount approximates the total amount of the interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Because zero coupon bonds do not make periodic interest payments, their prices can be very volatile when market interest rates change.

         The original issue discount on zero coupon bonds must be included in a fund's income ratably as it accrues. Accordingly, to continue to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax, a fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. See "Additional Tax Information." These distributions must be made from a fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. Such sales could occur at a time which would be disadvantageous to that fund and when the fund would not otherwise choose to dispose of the assets.

Trust Originated Preferred Securities
-------------------------------------

         The funds may also invest in trust originated preferred securities, a type of security issued by financial institutions such as banks and insurance companies. Trust originated preferred securities represent interests in a trust formed by a financial institution. The trust sells preferred shares and invests the proceeds in notes issued by the financial institution. These notes may be subordinated and unsecured. Distributions on the trust originated preferred securities match the interest payments on the notes; if no interest is paid on the notes, the trust will not make current payments on its preferred securities. Trust originated preferred securities currently enjoy favorable tax treatment for the issuers. If the tax characterization of these securities were to change adversely, they could be redeemed by the issuers, which could result in a loss to a fund. In addition, some trust originated preferred securities are restricted securities available only to qualified institutional buyers under Rule 144A.

Illiquid and Restricted Investments
-----------------------------------

         Each fund may invest up to 15% of its net assets in illiquid investments. For this purpose, "illiquid investments" are those that cannot be disposed of within seven days for approximately the price at which the fund values the security. Illiquid investments include repurchase agreements with terms of greater than seven days and restricted investments other than those the adviser has determined are liquid pursuant to guidelines established by the Corporation's Board of Directors, securities involved in swap, cap, floor, and collar transactions, and certain over-the-counter ("OTC") options and their underlying collateral.

         Restricted securities may be sold only in privately negotiated transactions, pursuant to a registration statement filed under the 1933 Act or pursuant to an exemption from registration. A fund may be required to pay part or all of the costs of such registration, and a considerable period may elapse between the time a decision is made to sell a restricted security and the time the registration statement becomes effective. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists.

         SEC regulations permit the sale of certain restricted securities to qualified institutional buyers. The adviser, acting pursuant to guidelines established by the Corporation's Board of Directors, may determine that certain restricted securities qualified for trading on this newly developing market are liquid. If the market does not develop as anticipated or if qualified institutional buyers become disinterested for a time, restricted securities in a fund's portfolio may adversely affect that fund's liquidity.

         The assets used as cover for OTC options written by a fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Senior Securities
-----------------

         The 1940 Act prohibits the issuance of senior securities by a registered open-end fund with one exception. A fund may borrow from banks provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings of the fund. Borrowing for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of a fund at the time the borrowing is made is not deemed to be an issuance of a senior security.

         There are various investment techniques which may give rise to an obligation of a fund to pay in the future about which the SEC has stated it would not raise senior security concerns, provided the fund maintains segregated assets in an amount that covers the future payment obligation. Such investment techniques include, among other things, when-issued securities, futures and forward contracts, short-options positions, and repurchase agreements.

Municipal Obligations
---------------------

           The two principal classifications of municipal obligations are "general obligation" and "revenue" bonds. "General obligation" bonds are secured by the issuer's pledge of its faith, credit and taxing power. "Revenue" bonds are payable only from the revenues derived from a particular facility or class of facilities or from the proceeds of a special excise tax or other specific revenue source such as the corporate user of the facility being financed. Private activity bonds ("PABs") are usually revenue bonds and are not payable from the unrestricted revenues of the issuer. The credit quality of PABs is usually directly related to the credit standing of the corporate user of the facilities. In addition, certain types of PABs are issued by or on behalf of public authorities to finance various privately operated facilities, including certain pollution control facilities, convention or trade show facilities, and airport, mass transit, port or parking facilities. A third type of municipal obligation popular in some areas is the municipal lease obligation, which is issued by a state or local government to acquire land, equipment or facilities, typically is not fully backed by the municipality's credit. If funds are not appropriated for the following year's lease payments, a lease may terminate, with the possibility of default on the lease obligation and significant loss to a fund.

Closed End Investment Companies
-------------------------------

         Each fund may invest up to 5% of its net assets in the securities of closed-end investment companies. Such investments may involve the payment of substantial premiums above the net asset value of such issuers' portfolio securities, and the total return on such investments will be reduced by the operating expenses and fees of such investment companies, including advisory fees. Shares of many closed-end investment companies at times trade at substantial discounts to their net asset value. A fund will invest in such funds, when, in the adviser's judgment, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

Private Placements
------------------

         Each fund may acquire restricted securities in private placement transactions, directly from the issuer or from security holders, frequently at higher yields than comparable publicly traded securities. Privately-placed securities can be sold by each fund only (1) pursuant to SEC Rule 144A or other exemption; (2) in privately negotiated transactions to a limited number of purchasers; or (3) in public offerings made pursuant to an effective registration statement under the 1933 Act. Private or public sales of such securities by a fund may involve significant delays and expense. Private sales require negotiations with one or more purchasers and generally produce less favorable prices than the sale of comparable unrestricted securities. Public sales generally involve the time and expense of preparing and processing a registration statement under the 1933 Act and may involve the payment of underwriting commissions; accordingly, the proceeds may be less than the proceeds from the sale of securities of the same class which are freely marketable.

Restrictions: Restricted securities will not be purchased by either Government Intermediate or Investment Grade if, as a result, more than 5% of the fund's assets would consist of restricted securities.

The following information about futures and options applies to Government Intermediate, Investment Grade and High Yield, as indicated:

Options, Futures and Other Strategies
-------------------------------------

         General. Each fund may invest in certain options, futures contracts (sometimes referred to as "futures"), options on futures contracts, and High Yield may also invest in forward currency contracts, swaps, caps, floors, collars, indexed securities and other derivative instruments (collectively, "Financial Instruments") to attempt to enhance its income or yield or to attempt to hedge its investments. The strategies described below may be used in an attempt to manage High Yield's foreign currency exposure (including exposure to the Euro) as well as other risks of that fund's investments that can affect its net asset value.

         As an operating policy, each fund will only purchase or sell a particular Financial Instrument if the fund is authorized to invest in the type of asset by which the return on, or value of, the Financial Instrument is primarily measured. Since High Yield is authorized to invest in foreign securities, it may purchase and sell foreign currency (including the Euro) derivatives.

         Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a fund's portfolio. Thus, in a short hedge a fund takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

         Conversely,  a  long  hedge  is a  purchase  or  sale  of  a  Financial
Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the fund intends to acquire. Thus, in a long hedge, a fund takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, a fund does not own a corresponding security and, therefore, the transaction does not relate to a security the fund owns. Rather, it relates to a security that the fund intends to acquire. If a fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the fund's portfolio is the same as if the transaction were entered into for speculative purposes.

         Financial Instruments on securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a fund owns or intends to acquire. Financial Instruments on indices, in contrast, generally are used to attempt to hedge against price movements in market sectors in which a fund has invested or expects to invest. Financial Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

         The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the "CFTC"). In addition, a fund's ability to use Financial Instruments may be limited by tax considerations. See "Additional Tax Information."

         With respect to High Yield, in addition to the instruments, strategies and risks described below, the adviser expects to discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as the Adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The adviser may utilize these opportunities to the extent that they are consistent with the fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The fund might not use any of these strategies, and there can be no assurance that any strategy used will succeed. A fund's Prospectuses or this Statement of Additional Information will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectuses.

         Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. In general, these techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Risks pertaining to particular Financial Instruments are described in the sections that follow.

         (1) Successful use of most Financial Instruments depends upon the adviser's ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed, and use of Financial Instruments could result in a loss, regardless of whether the intent was to reduce risk or increase return.

         (2) There might be imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

         Because there is a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

         Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

         (3) If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a fund entered into a short hedge because the adviser projected a decline in the price of a security in the fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the fund could suffer a loss. In either such case, the fund would have been in a better position had it not attempted to hedge at all.

         (4) As described below, a fund might be required to maintain assets as "cover," maintain accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If a fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time.

         (5) A fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a fund.

         Cover. Transactions using Financial Instruments, other than purchased options, expose a fund to an obligation to another party. A fund will not enter into any such transactions unless it owns either (1) an offsetting ("covering") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily.

         Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a fund's assets to cover in accounts could impede portfolio management or a fund's ability to meet redemption requests or other current obligations.

         Options. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

         The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable a fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the fund would expect to suffer a loss.

         Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the fund will be obligated to sell the security or currency at less than its market value. If the call option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under "Illiquid and Restricted Investments."

         Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the fund will be obligated to purchase the security or currency at more than its market value. If the put option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under "Illiquid and Restricted Investments."

         The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

         A fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the fund to realize profits or limit losses on an option position prior to its exercise or expiration.

         A type of put that a fund may purchase is an "optional delivery standby commitment," which is entered into by parties selling debt securities to the fund. An optional delivery standby commitment gives the fund the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security.

         Risks of Options on Securities. Options offer large amounts of leverage, which will result in a fund's net asset value being more sensitive to changes in the value of the related instrument. A fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a fund as well as the loss of any expected benefit of the transaction.

         A fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a fund might be unable to close out an OTC option position at any time prior to its expiration.

         If a fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a fund could cause material losses because the fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

         Options on Indices. Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When a fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the fund's exercise of the put, to deliver to the fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

         Risks of Options on Indices. The risks of investment in options on indices may be greater than options on securities. Because index options are settled in cash, when a fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

         Even if a fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, a fund, as the call writer, will not learn that the fund has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This

"timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

         If a fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

         OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

         Generally, OTC foreign currency options used by the fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

         Futures Contracts and Options on Futures Contracts. The purchase of futures or call options on futures can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indices. Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield.

         In addition, futures strategies can be used to manage the average duration of a fund's fixed-income portfolio. If the adviser wishes to shorten the average duration of a fund's fixed-income portfolio, the fund may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the adviser wishes to lengthen the average duration of a fund's fixed-income portfolio, the fund may buy a debt futures contract or a call option thereon, or sell a put option thereon.

         No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

         Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of a fund's obligations to or from a futures broker. When a fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

         Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If a fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

         Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by the adviser may still not result in a successful transaction. The adviser may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

         Index Futures -- High Yield only. The risk of imperfect correlation between movements in the price of an index future and movements in the price of the securities that are the subject of the hedge increases as the composition of the fund's portfolio diverges from the securities included in the applicable index. The price of the index futures may move more than or less than the price of the securities being hedged. If the price of the index futures moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, the fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures, the fund may buy or sell index futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where the fund has sold index futures contracts to hedge against decline in the market, the market may advance and the value of the securities held in the portfolio may decline. If this occurred, the fund would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indices on which the futures contracts are based.

         Where index futures are purchased to hedge against a possible increase in the price of securities before the fund is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the fund then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

         To the extent that a fund enters into futures contracts, options on futures contracts and/or options on foreign currencies traded on a CFTC-regulated exchange, in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the fund has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike, i.e., exercise, price of the call; a put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of a fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

         Foreign Currency Hedging Strategies -- Special Considerations -- High Yield only. The fund may use options and futures contracts on foreign currencies (including the Euro), as described above, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the fund's securities are denominated or to attempt to enhance income or yield. Currency hedges can protect against price movements in a security that the fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

         The fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, the fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the Adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

         The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, the fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

         Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

         Forward Currency Contracts -- High Yield only. The fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

         Such transactions may serve as long hedges; for example, the fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the fund intends to acquire. Forward currency contract transactions may also serve as short hedges; for example, the fund may sell a forward currency contract to lock in the U.S.
dollar equivalent of the proceeds from the anticipated sale of a security, dividend or interest payment denominated in a foreign currency.

         The fund may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the fund owned securities denominated in Euros, it could enter into a forward currency contract to sell Euros in return for U.S. dollars to hedge against possible declines in the Euro's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The fund could also hedge the position by selling another currency expected to perform similarly to the Euro. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated. The fund could, in fact, lose money on both legs of the hedge, i.e., between the Euro and proxy currency, and between the proxy currency and the dollar.

         The fund also may use forward currency contracts to attempt to enhance income or yield. The fund could use forward currency contracts to increase its exposure to foreign currencies that the adviser believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if the fund owned securities denominated in a foreign currency and the adviser believed that currency would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency.

         The cost to the fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

         As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in an account.

         The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, the fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

         Successful use of forward currency contracts depends on the adviser's skill in analyzing and predicting currency values. Forward currency contracts may substantially change the fund's exposure to changes in currency exchange rates and could result in losses to the fund if currencies do not perform as the adviser anticipates. There is no assurance that the adviser's use of forward currency contracts will be advantageous to the fund or that the adviser will hedge at an appropriate time.

         Combined   Positions.   A  fund  may  purchase  and  write  options  in
combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of its overall position. For example, a fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         Turnover. Each fund's options and futures activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by a fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a fund may also cause the sale of related investments, also increasing turnover; although such exercise is within the fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. The fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

         Swaps, Caps, Floors and Collars -- High Yield only. The fund may enter into swaps, caps, floors, and collars to preserve a return or a spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the fund anticipates purchasing at a later date or to attempt to enhance yield. A swap involves the exchange by the fund with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of buying a cap and selling a floor.

         Swap agreements, including caps, floors, and collars, can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the overall volatility of the fund's investments and its share price and yield because, and to the extent, these agreements affect the fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage-backed security values, corporate borrowing rates or other factors such as security prices or inflation rates.

         Swap agreements will tend to shift the fund's investment exposure from one type of investment to another. For example, if the fund agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options.

         The creditworthiness of firms with which the fund enters into swaps, caps, floors, or collars will be monitored by the adviser. If a firm's creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction.

         The net amount of the excess, if any, of the fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the fund's custodian that satisfies the requirements of the 1940 Act. The fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the fund. The adviser and the fund believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the fund's borrowing restrictions. The fund understands that the position of the SEC is that assets involved in swap transactions are illiquid and are, therefore, subject to the limitations on investing in illiquid investments. See "Illiquid and Restricted Investments."

The following investment policies apply only to High Yield:

Foreign Securities
------------------

         The fund may invest in foreign securities. Investment in foreign securities presents certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic issuers. These risks are intensified when investing in countries with developing economies and securities markets, also known as "emerging markets." Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers and transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation, withholding taxes and limitations on the use or removal of funds or other assets.

         The costs associated with investment in foreign issuers, including withholding taxes, brokerage commissions and custodial fees, are higher than those associated with investment in domestic issuers. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a fund are uninvested and no return is earned thereon. The inability of the fund to make intended security purchases due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result in losses to the fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in liability to the purchaser.

Currency Fluctuations
---------------------

         The fund may invest in the securities of foreign issuers which are denominated in foreign currencies and may temporarily hold uninvested cash in bank deposits in foreign currencies. The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and pace of business activity in the other countries and the U.S., and other economic and financial conditions affecting the world economy.

         A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the fund. Moreover, if the value of the foreign currencies in which the fund receives its income falls relative to the U.S. dollar between receipt of the income and the making of fund distributions, the fund may be required to liquidate securities in order to make distributions if the fund has insufficient cash in U.S. dollars to meet distribution requirements.

Loan Participations and Assignments
-----------------------------------

         The fund may purchase an interest in loans originated by banks and other financial institutions. Policies of the fund limit the percentage of the fund's assets that can be invested in the securities of any one issuer, or in issuers primarily involved in one industry. Legal interpretations by the SEC staff may require the fund, in some instances, to treat both the lending bank and the borrower as "issuers" of a loan participation by the fund. In combination, the fund's policies and the SEC staff's interpretations may limit the amount the fund can invest in loan participations.

         Although some of the loans in which the fund invests may be secured, there is no assurance that the collateral can be liquidated in particular cases, or that its liquidation value will be equal to the value of the debt. Borrowers that are in bankruptcy may pay only a small portion of the amount owed, if they are able to pay at all. Where the fund purchases a loan through an assignment, there is a possibility that the fund will, in the event the borrower is unable to pay the loan, become the owner of the collateral. This involves certain risks to the fund as a property owner.

         Loans are often administered by a lead bank, which acts as agent for the lenders in dealing with the borrower. In asserting rights against the borrower, the fund may be dependent on the willingness of the lead bank to assert these rights, or upon a vote of all the lenders to authorize the action. Assets held by the lead bank for the benefit of the fund may be subject to claims of the lead bank's creditors.

Foreign Currency Warrants
-------------------------

         Foreign currency warrants entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) that is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk that is inherent in the international fixed-income/debt marketplace. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction.

         Foreign currency warrants are severable from the debt obligations with which they may be offered and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.

         The expiration date of the warrants may be accelerated if the warrants are delisted from an exchange or if their trading is suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants) and, in the case where the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign currency warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political and economic factors.

                             MANAGEMENT OF THE FUNDS

         Each fund's officers are responsible for the operation of the funds under the direction of the Board of Directors. The officers and directors of the funds, their date of birth and their principal occupations during the past five years are set forth below. An asterisk (*) indicates those officers and/or directors who are interested persons of the funds as defined by the 1940 Act. The business address of each officer and director is 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.


----------------------------------------------------------------------------------------------------------------------------------
         Name, Address, Age           Position(s) Held with Fund                      Principal Occupation(s)
                                                                                        During Past 5 Years
----------------------------------------------------------------------------------------------------------------------------------

JOHN F. CURLEY, JR.*                  Chairman of the Board and   President and/or Chairman of the Board and Director/Trustee of
[7/24/39]                             Director                    all Legg Mason retail funds; Retired Vice Chairman and
                                                                  Director of Legg Mason, Inc. and Legg Mason Wood Walker, Inc.;
                                                                  Formerly: Director of Legg Mason Fund Adviser, Inc. and
                                                                  Western Asset Management Company (each a registered investment adviser); Officer and/or Director of various other affiliates of Legg Mason, Inc.
----------------------------------------------------------------------------------------------------------------------------------
EDMUND J. CASHMAN, Jr. *              Vice Chairman and Director  Senior Executive Vice President and Director of Legg Mason
[8/31/36]                                                         Wood Walker, Inc.; Officer and/or Director of various other affiliates of Legg Mason, Inc.; Vice Chairman of the Board and
                                                                  Director of Legg Mason Income Trust, Inc., President and
                                                                  Director of Legg Mason Tax Exempt Trust, Inc., and President
                                                                  and Director of Legg Mason Tax-Free Income Funds
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
EDWARD A. TABER III*                  President                   President and/or Director/Trustee of all Legg Mason retail
[8/25/43]                                                         funds except Legg Mason Tax Exempt Trust, Senior Executive
                                                                  Vice President of Legg Mason, Inc. and Legg Mason Wood Walker,
                                                                  Incorporated; Chairman and Director of Legg Mason Fund
                                                                  Adviser, Inc.; Director of Legg Mason Funds Management, Inc.
                                                                  and Western Asset Management Company (each a registered
                                                                  investment adviser).  Formerly:  Executive Vice President of
                                                                  T.Rowe Price-Fleming International, Inc. (1986-1992) and
                                                                  Director of the Taxable Income Division at T.Rowe Price
                                                                  Associates, Inc. (1973-1992)
----------------------------------------------------------------------------------------------------------------------------------
RICHARD G. GILMORE                    Director                    Independent Consultant.  Director of CSS Industries, Inc.
[6/9/27]                                                          (diversified holding company whose subsidiaries are engaged in
10310 Tam O' Shanter Place                                        the manufacture and sale of decorative paper products,
Bradenton, Florida  34202                                         business forms, and specialty metal packaging);
                                                                  Director/Trustee of all Legg Mason retail funds.  Formerly:
                                                                  Senior Vice President, Chief Financial Officer and Director of
                                                                  Philadelphia Electric Company (now Exelon Corporation);
                                                                  Executive Vice President and Treasurer, Girard Bank, and Vice
                                                                  President of its parent holding company, the Girard Company;
                                                                  and Director of Finance, City of Philadelphia
----------------------------------------------------------------------------------------------------------------------------------
ARNOLD L. LEHMAN                      Director                    Director of the Brooklyn Museum of Art; Director/Trustee of
[7/18/44]                                                         all Legg Mason retail funds.  Formerly:  Director of the
The Brooklyn Museum of Art                                        Baltimore Museum of Art
200 Eastern Parkway
Brooklyn, New York  11238
----------------------------------------------------------------------------------------------------------------------------------
JILL E. McGOVERN                      Director                    Chief Executive Officer of the Marrow Foundation since 1993.
[8/29/44]                                                         Director/Trustee of all Legg Mason retail funds.  Formerly:
400 Seventh Street NW                                             Executive Director of the Baltimore International Festival
Washington, DC  20008                                             (January 1991 - March 1993); and Senior Assistant to the
                                                                  President of The Johns Hopkins University (1986-1990)
----------------------------------------------------------------------------------------------------------------------------------
T.A. RODGERS                          Director                    Principal, T.A. Rodgers & Associates (management consulting);
[10/22/34]                                                        Director/Trustee of all Legg Mason retail funds.  Formerly:
2901 Boston Street                                                Director and Vice President of Corporate Development, Polk
Baltimore, Maryland  21202                                        Audio, Inc. (manufacturer of audio components)
----------------------------------------------------------------------------------------------------------------------------------
MARIE K. KARPINSKI*                   Vice President and          Vice President and Treasurer of Legg Mason Fund Adviser, Inc.,
[1/1/49]                              Treasurer                   and Vice President and Treasurer of all Legg Mason retail funds
----------------------------------------------------------------------------------------------------------------------------------
MARC R. DUFFY*                        Vice President and          Employee of Legg Mason since September 1999 and Vice President
[1/29/58]                             Secretary                   and Secretary of all Legg Mason retail funds.  Formerly:
                                                                  Senior Associate, Kirkpatrick & Lockhart LLP (law firm)
                                                                  (1996-1999), Senior Counsel, Securities and Exchange
                                                                  Commission, Division of Investment Management (1989-1995)
----------------------------------------------------------------------------------------------------------------------------------

         Officers and directors of the fund who are "interested persons" of the fund, as defined in the 1940 Act, receive no salary or fees from the fund. Each director who is not an interested person of the Corporation ("Independent Directors") receive an annual retainer and a per meeting fee based on average net assets of each fund as of December 31 of the previous year.

         The Nominating Committee of the Board of Directors is responsible for the selection and nomination of Independent Directors. The Committee is composed of Messrs. Gilmore, Lehman, Rodgers, and Dr. McGovern, each of whom is an Independent Director as that term is defined in the 1940 Act.

         On April 2, 2001, the directors and officers of the Corporation beneficially owned, in the aggregate, less than 1% of any class of each fund's outstanding shares.

         On  April  2,  2001,   the  following   entities  owned  of  record  or
beneficially 5% or more of any class of a fund's outstanding shares:


--------------------------------------------------------------------------------------------------------------
Name of Fund               Name of Shareholder              Shareholder Address                % of Ownership
--------------------------------------------------------------------------------------------------------------

High Yield -               Northland Mission, Inc.          P.O. Box 7                                 55.38%
Institutional Class                                         Pound, WI 54161
--------------------------------------------------------------------------------------------------------------
                           Legg Mason Wood Walker, Inc.     P.O. Box 1476                              44.62%
                           Deferred Comp                    Baltimore, MD  21203
--------------------------------------------------------------------------------------------------------------
Government Intermediate    Legg Mason Wood Walker, Inc.     P.O. Box 1476                              96.05%
- Institutional Class      Deferred Comp                    Baltimore, MD  21203
--------------------------------------------------------------------------------------------------------------
Investment Grade -         Legg Mason Trust FSB             P.O. Box 1476                              50.52%
Institutional Class        TTEE of the Frank and Shirley    Baltimore, MD  21203
                           Nicolai Charitable Remainder
                           Unitrust
--------------------------------------------------------------------------------------------------------------
                           Legg Mason Wood Walker, Inc.     P.O. Box 1476                              25.29%
                           Deferred Comp.                   Baltimore, MD  21203
--------------------------------------------------------------------------------------------------------------
                           Legg Mason Trust Company         P.O. Box 1476                              10.85%
                           Custodian                        Baltimore, MD  21203
                           Lorraine Coolick TTEE
                           Lorraine Coolick Revocable
                           Living Trust
--------------------------------------------------------------------------------------------------------------
                           Legg Mason Trust Company         P.O. Box 1476                              10.85%
                           Custodian                        Baltimore, MD  21203
                           Allan Coollick TTEE
                           Allan Coolick Revocable Living
                           Trust
--------------------------------------------------------------------------------------------------------------

         The following table provides certain information relating to the compensation of the funds' directors. None of the Legg Mason funds has any retirement plan for its directors.


---------------------------------------------------------------------------------------------------------------
                                                                                 Total Compensation From Funds
                                              Aggregate Compensation From Funds*    and Fund Complex Paid to
      Name of Person and Position                                                         Directors**
---------------------------------------------------------------------------------------------------------------

      John F. Curley, Jr. -
      Chairman of the Board and Director                 None                            None
---------------------------------------------------------------------------------------------------------------
      Edmund J. Cashman, Jr.
      Vice Chairman and Director                         None                            None
---------------------------------------------------------------------------------------------------------------
      Richard G. Gilmore -                               $8,400                          $44,100
      Director
---------------------------------------------------------------------------------------------------------------
      Arnold L. Lehman -                                 $8,400                          $44,100
      Director
---------------------------------------------------------------------------------------------------------------
      Jill E. McGovern -                                 $8,400                          $44,100
      Director
---------------------------------------------------------------------------------------------------------------
      T.A. Rodgers -                                     $8,400                          $44,100
      Director
---------------------------------------------------------------------------------------------------------------

* Represents compensation paid to the directors during the fiscal year ended December 31, 2000.

** Represents aggregate compensation paid to each director during the calendar year ended December 31, 2000. There are twelve open-end investment companies in the Legg Mason complex (with a total of twenty-three funds).


                      THE FUNDS' INVESTMENT MANAGER/ADVISER

         Legg Mason Fund Adviser, Inc. ("LMFA"), a Maryland corporation, is located at 100 Light Street, Baltimore, Maryland 21202. LMFA is a wholly owned subsidiary of Legg Mason, Inc., which is also the parent of Legg Mason. LMFA serves as the manager for each fund under separate management agreements (each a "Management Agreement"). Each Management Agreement provides that, subject to overall direction by the fund's Board of Directors, LMFA will manage the investment and other affairs of each fund. Under each Management Agreement, LMFA is responsible for managing the fund's portfolio of securities and for making purchases and sales of securities consistent with the investment objectives and policies described in each fund's Prospectus and this Statement of Additional Information. LMFA also is obligated to (a) furnish each fund with office space and executive and other personnel necessary for the operations of the fund; (b) supervise all aspects of each fund's operations; (c) bear the expense of certain informational and purchase and redemption services to the fund's shareholders;
(d) arrange, but not pay for, the periodic updating of prospectuses, proxy material, tax returns and reports to shareholders and state and federal regulatory agencies; and (e) report regularly to the fund's officers and directors. In addition, the manager and its affiliates pay all compensation of directors and officers of the fund who are officers, directors or employees of LMFA and/or its affiliates. Each fund pays all of its expenses which are not expressly assumed by LMFA. These expenses include, among others, interest expense, taxes, brokerage fees and commissions, expenses of preparing and printing prospectuses, proxy statements and reports to shareholders and of distributing them to existing shareholders, custodian charges, transfer agency fees, distribution fees to Legg Mason, each fund's distributor, compensation of the Independent Directors, legal and audit expenses, insurance expense, shareholder meetings, proxy solicitations, expenses of registering and qualifying fund shares for sale under federal and state law, governmental fees and expenses incurred in connection with membership in investment company organizations. A fund also is liable for such nonrecurring expenses as may arise, including litigation to which the fund may be a party. A fund may also have an obligation to indemnify its directors and officers with respect to litigation. LMFA has delegated the portfolio management functions for each fund to the adviser, Western Asset Management Company.

         LMFA receives for its services a management fee, calculated daily and payable monthly, at annual rates of each fund's average daily net assets according to the following:

         --------------------------------------------------
         Government Intermediate                  0.55%
         --------------------------------------------------
         Investment Grade                         0.60%
         --------------------------------------------------
         High Yield                               0.65%
         --------------------------------------------------
         Government Money Market                  0.50%
         --------------------------------------------------


         LMFA has agreed to waive its fees and reimburse Government Intermediate and Investment Grade if and to the extent the fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month annual rates of the fund's average daily net assets for such month, or until certain asset levels are achieved, in accordance with the following schedule:

Government Intermediate:      Primary Class Shares

         Rate                 Expiration Date                     Asset Level
         ----                 ---------------                     -----------
         1.00%                April 30, 2002                      $500 million
         1.00%                April 30, 2001                      $500 million
         1.00%                August 1, 1999                      $500 million


                              Institutional Class Shares

         Rate                 Expiration Date                     Asset Level
         ----                 ---------------                     -----------
         0.50%                April 30, 2002                      $500 million
         0.50%                April 30, 2001                      $500 million
         0.50%                August 1, 1999                      $500 million


         For Government Intermediate, LMFA received the following management fees for the fiscal years ended December 31:

        ----------------------------------------------------------------------
         Year          Fees Received Prior to Fees Waived     Fees Waived
        ----------------------------------------------------------------------
         2000                      $1,559,015                  $552,000
        ----------------------------------------------------------------------
         1999                      $1,874,812                  $647,663
        ----------------------------------------------------------------------
         1998                      $1,836,004                  $668,052
        ----------------------------------------------------------------------

Investment Grade:         Primary Class Shares

         Rate              Expiration Date                     Asset Level
         ----              ---------------                     -----------
         1.00%             April 30, 2002                      $250 million
         1.00%             April 30, 2001                      $250 million
         1.00%             August 1, 1999                      $250 million


                           Institutional Class Shares

         Rate              Expiration Date                     Asset Level
         ----              ---------------                     -----------
         0.50%             April 30, 2002                      $250 million
         0.50%             April 30, 2001                      $250 million
         0.50%             August 1, 1999                      $250 million

         For Investment Grade, LMFA received the following management fees for the fiscal years ended December 31:

         ----------------------------------------------------------------
         Year         Fees Received Prior to Fees Waived     Fees Waived
         ----------------------------------------------------------------
         2000                     $1,113,804                  $576,000
         ----------------------------------------------------------------
         1999                     $1,097,921                  $567,269
         ----------------------------------------------------------------
         1998                      $858,091                   $500,620
         ----------------------------------------------------------------

         For High Yield, LMFA received the following management fees for the fiscal years ended December 31:

         -----------------------------------------------
                   Year              Fees Received
         -----------------------------------------------
                   2000               $2,057,105
         -----------------------------------------------
                   1999               $2,798,889
         -----------------------------------------------
                   1998               $3,035,999
         -----------------------------------------------

         For Government Money, LMFA received the following management fees for the fiscal years ended December 31:

         ---------------------------------------------------
                   Year               Fees Received
         ---------------------------------------------------
                   2000               $2,129,585
         ---------------------------------------------------
                   1999               $2,044,546
         ---------------------------------------------------
                   1998               $1,784,853
         ---------------------------------------------------

         Under each Management Agreement, each fund has the non-exclusive right to use the name "Legg Mason" until that Agreement is terminated or until the right is withdrawn in writing by LMFA.

         Western Asset Management Company ("Adviser"), is located at 117 East Colorado Boulevard, Pasadena, CA 91105. The Adviser serves as investment adviser to each fund under separate Investment Advisory Agreements between the Adviser and LMFA (each an "Advisory Agreement"). The Adviser is a wholly owned subsidiary of Legg Mason, Inc.

         Under each Advisory Agreement, the Adviser is responsible, subject to the general supervision of LMFA and the fund's Board of Directors, for the actual management of a fund's assets, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security. For the Adviser's services to each fund, LMFA (not the fund) pays the Adviser a fee, computed daily and payable monthly, at an annual rate of the fee received by LMFA equal to the following:

         ----------------------------------------------
               Fund                     Advisory Fee
         ----------------------------------------------
         Government Intermediate             20%*
         ----------------------------------------------
         Investment Grade                    40%
         ----------------------------------------------
         Government Money Market             30%
         ----------------------------------------------
         High Yield                          77%
         ----------------------------------------------

* Effective October 1, 1994, the Adviser agreed to waive payments by LMFA with respect to Government Intermediate in excess of 0.20% annually of Government Intermediate's average daily net assets. This does not affect the fee paid by the fund.

         For the fiscal years ended December 31, LMFA paid the following fees to the Adviser on behalf of the funds:

         ------------------------------------------------------------------
                 Fund             2000           1999            1998
         ------------------------------------------------------------------
         Government             $566,915       $681,750        $667,638
         Intermediate
         ------------------------------------------------------------------
         Investment Grade       $215,335       $212,261        $142,988
         ------------------------------------------------------------------
         High Yield             $1,582,388     $2,152,992      $2,337,719
         ------------------------------------------------------------------
         Government Money       $638,875       $613,364        $535,456
         Market
         ------------------------------------------------------------------


         Under each Advisory Agreement and Management Agreement, the Adviser and LMFA, respectively, will not be liable for any error of judgment or mistake of law or for any loss by a fund in connection with the performance of the Advisory Agreement or Management Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties under the respective Agreement.

         Each Advisory Agreement and Management Agreement terminates automatically upon assignment and is terminable at any time without penalty by vote of the respective fund's Board of Directors, by vote of a majority of each fund's outstanding voting securities, by LMFA or by the Adviser, on not less than 60 days' notice to the respective fund and/or the other party(ies). Each Advisory Agreement terminates immediately upon any termination of the associated Management Agreement or upon the mutual written consent of the Adviser, LMFA and each fund.

         The funds, LMFA, the Adviser and Legg Mason each has adopted a code of ethics under Rule 17j-1 of the 1940 Act, which permits personnel covered by the code to invest in securities that may be purchased or held by a fund, but prohibits them from taking unfair advantage of a fund or of investment opportunities that belong to a fund.

                             THE FUNDS' DISTRIBUTOR

         Legg Mason, 100 Light Street, Baltimore, Maryland 21202, acts as distributor of each fund's shares pursuant to separate Underwriting Agreements with each fund. Each Underwriting Agreement obligates Legg Mason to promote the sale of fund shares and to pay certain expenses in connection with its distribution efforts, including the printing and distribution of prospectuses and periodic reports used in connection with the offering to prospective investors (after the prospectuses and reports have been prepared, set in type and mailed to existing shareholders at each fund's expense) and for supplementary sales literature and advertising costs.

         Under each Underwriting Agreement, each fund has the non-exclusive right to use the name "Legg Mason" until that agreement is terminated, or until the right is withdrawn by Legg Mason.

         Each fund has adopted a Distribution and Shareholder Services Plan ("Plan") for Primary Class shares which, among other things, permits the fund to pay Legg Mason fees for its services related to sales and distribution of Primary Class shares and for the provision of ongoing services to Primary Class shareholders. Payments are made only from assets attributable to Primary Class shares. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses, all with respect to Primary Class shares only.

         Each Plan was adopted, as required by Rule 12b-1 under the 1940 Act, by a vote of the Board of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in the operation of the Plan or the Underwriting Agreement ("12b-1 directors"). In approving the continuance of each Plan, in accordance with the requirements of Rule 12b-1, the directors determined that there was a reasonable likelihood that the Plan would continue to benefit each fund and its present and future Primary Class shareholders. The directors considered, among other things, the extent to which the potential benefits of each Plan to the fund's shareholders could offset the costs of the Plan; the likelihood that the Plan would succeed in producing such potential benefits; the merits of certain possible alternatives to the Plan; and the extent to which the retention of assets and additional sales of the fund's Primary Class shares, as applicable, would be likely to maintain or increase the amount of compensation paid by the fund to LMFA.

         In considering the costs of each Plan, the directors gave particular attention to the fact that any payments made by a fund to Legg Mason under the Plan would increase that fund's level of expenses in the amount of such payments. Further, the directors recognized that LMFA would earn greater management fees if the fund's assets were increased, because such fees are calculated as a percentage of the fund's assets and thus would increase if net assets increase. The directors further recognized that there can be no assurance that any of the potential benefits described below would be achieved if the Plan was implemented.

         Among the potential benefits of each Plan, the directors noted that the payment of commissions and service fees to Legg Mason and its investment executives could motivate them to improve their sales efforts with respect to each fund's Primary Class shares and to maintain and enhance the level of services they provide to a fund's shareholders. These efforts, in turn, could lead to increased sales and reduced redemptions, eventually enabling a fund to achieve economies of scale and lower per share operating expenses. Any reduction in such expenses would serve to offset, at least in part, the additional expenses incurred by a fund in connection with its Plan. Furthermore, the investment management of a fund could be enhanced, as net inflows of cash from new sales might enable its portfolio manager to take advantage of attractive investment opportunities, and reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

         The Plan continues in effect only so long as it is approved at least annually by the vote of a majority of the Board of Directors, including a majority of the 12b-1 directors, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated with respect to each fund by vote of a majority of the 12b-1 directors, or by vote of a majority of the outstanding voting Primary Class shares. Any change in the Plan that would materially increase the distribution cost to a fund requires shareholder approval; otherwise, the Plan may be amended by the directors, including a majority of the 12b-1 directors.

         In accordance with Rule 12b-1, the Plan provides that Legg Mason will submit to the funds' Board of Directors, and the directors will review at least quarterly, a written report of any amounts expended pursuant to the Plan and the purposes for which expenditures were made. In addition, as long as the Plan is in effect, the selection and nomination of candidates for Independent Director will be committed to the discretion of the Independent Directors.

         As compensation for its services and expenses, Legg Mason receives annual distribution and service fees each equivalent to 0.25% of each fund's average daily net assets (other than Government Money Market which has a fee of 0.10%) attributable to Primary Class shares in accordance with each Plan. The distribution and service fees are calculated daily and paid monthly.

         Pursuant to its Plan, Government Money Market is authorized to pay Legg Mason distribution and service fees not to exceed an annual rate of 0.20% of its average daily net assets. Legg Mason has agreed that it will not request payment of more than 0.10% annually from the fund indefinitely.

         For the fiscal year ended December 31, 2000, the following fund's paid distribution and/or service fees to Legg Mason, pursuant to the Plans from assets attributable to Primary Class shares as follows:

         --------------------------------------------------
         Government Intermediate             $1,375,636
         --------------------------------------------------
         Investment Grade                      $925,675
         --------------------------------------------------
         High Yield                          $1,579,079
         --------------------------------------------------
         Government Money Market               $425,917
         --------------------------------------------------

         For the fiscal year ended December 31, 2000, Legg Mason incurred the following expenses with respect to Primary Class shares of each fund:


---------------------------------------------------------------------------------------------------
                                       Government     Investment Grade                  Government
                                      Intermediate                        High Yield   Money Market
---------------------------------------------------------------------------------------------------

Compensation to sales personnel        $  732,000         $  471,000      $  821,000    $  280,000
---------------------------------------------------------------------------------------------------
Advertising                            $  192,000         $  417,000      $  523,000    $  114,000
---------------------------------------------------------------------------------------------------
Printing and mailing of                $   74,000         $  144,000      $  184,000    $   39,000
prospectuses to prospective
shareholders
---------------------------------------------------------------------------------------------------
Other                                  $  948,000          $739,000       $1,307,000    $  958,000
---------------------------------------------------------------------------------------------------
Total expenses                         $1,946,000        $1,771,000       $2,835,000    $1,391,000
---------------------------------------------------------------------------------------------------


         The foregoing are estimated and do not include all expenses fairly allocable to Legg Mason's or its affiliates' efforts to distribute Primary Class shares. They include an allocation among the funds and other Legg Mason products of certain overhead expenses related to distribution.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. Short-term securities are excluded from the calculation. For the fiscal years ended December 31, each fund's (other than Government Money Market's) portfolio turnover rates were as follows:

        -------------------------------------------------------
                 Fund                 2000          1999
        -------------------------------------------------------
        Government Intermediate       248%          979%
        -------------------------------------------------------
           Investment Grade           94%           145%
        -------------------------------------------------------
              High Yield              45%            83%
        -------------------------------------------------------

         Each fund anticipates that its annual portfolio turnover rate may exceed 300%. The funds may sell fixed-income securities and buy similar securities to obtain yield and take advantage of market anomalies, a practice which increases the turnover rate. A portfolio turnover rate over 100% will result in higher transaction costs paid by a fund. It may also increase the amount of net short-term capital gains, if any, realized by a fund.

         Under each Advisory Agreement, the Adviser is responsible for the execution of portfolio transactions. Corporate and government debt securities are generally traded on the over-the-counter market on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. Prices paid to a dealer in debt securities generally include a "spread," which is the difference between the price at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit. Some portfolio transactions may be executed through brokers acting as agent. In selecting brokers or dealers, the Adviser must seek the most favorable price (including the applicable dealer spread or brokerage commission) and execution for such transactions, subject to the possible payment as described below of higher brokerage commissions for agency transactions or spreads to broker-dealers who provide research and analysis. A fund may not always pay the lowest commission or spread available. Rather, in placing orders on behalf of a fund, the Adviser also takes into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker. Furthermore, the lack of a centralized mechanism for reporting bids, offers and transaction prices in fixed- income securities can at times make it difficult for the adviser to discover the best available price.

         Consistent with the policy of most favorable price and execution, the Adviser may give consideration to research, statistical and other services furnished by brokers or dealers to the Adviser for its use, may place orders with broker-dealers who provide supplemental investment and market research and securities and economic analysis, and may, for agency transactions, pay to these broker-dealers a higher brokerage commission than may be charged by other broker-dealers. Such services include, without limitation, advice as to the value of securities; the advisability of investing in, purchasing, or selling securities; advice as to the availability of securities or of purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Such research and analysis may be useful to the Adviser in connection with services to clients other than the funds whose brokerage generated the service. On the other hand, research and analysis received by the Adviser from broker-dealers executing orders for clients other than the funds may be used for the fund's benefit. The Adviser's fee is not reduced by reason of its receiving such brokerage and research services.

         From time to time, each fund may use Legg Mason as broker for agency transactions in listed and OTC securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to Legg Mason will not exceed "usual and customary brokerage commissions." Rule 17e-1 under the 1940 Act defines "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In the OTC market, a fund generally deals with responsible primary market-makers unless a more favorable execution can otherwise be obtained.

         For the fiscal years ended December 31, Legg Mason received the following brokerage commissions from the following funds:

         -------------------------------------------------------------
                                   2000           1999         1998
         -------------------------------------------------------------
         Government-Intermediate  67,529        217,845       86,235
         -------------------------------------------------------------
         Investment Grade          9,700         42,053       60,600
         -------------------------------------------------------------

         Except as permitted by SEC rules or orders, no fund may buy securities from, or sell securities to, Legg Mason or its affiliated persons as principal. Each fund's Board of Directors has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which Legg Mason or any of its affiliated persons is a participant. These procedures, among other things, limit each fund's investment in the amount of securities offered in an underwriting in which Legg Mason or any of its affiliated persons is a participant so that a fund together with all other registered investment companies having the same adviser may not purchase more than 25% of the principal amount of the offering of such class. In addition, a fund may not purchase securities during the existence of an underwriting if Legg Mason is the sole underwriter for those securities.

         Section 11(a) of the Securities Exchange Act of 1934 prohibits Legg Mason from receiving compensation for executing transactions on an exchange for its affiliates, such as the funds, unless the affiliate expressly consents by written contract. Each fund's Advisory Agreement expressly provides such consent.

         Investment decisions for each fund are made independently from those of other funds and accounts advised by the Adviser. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large-volume transactions may produce better executions and prices.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Government Intermediate, Investment Grade and High Yield each offer two classes of shares, Primary Class and Institutional Class shares (formerly Navigator Class shares). Government Money Market offers only one class of shares which corresponds to the Primary Class of other Legg Mason funds. Other classes of shares may be offered in the future. Primary Class shares are available from Legg Mason, certain of its affiliates, and unaffiliated entities having an agreement with Legg Mason. Institutional Class shares are available only to institutional investors who have at least $100 million in investable assets and who invest at least $1 million in a fund and to shareholders of the Navigator Class of that fund as of April 30, 2001. Institutional Class shares are also offered to Institutional Clients of Legg Mason Trust, fsb for which the trust company exercises discretionary investment or management responsibility and accounts of the customers with such institutional clients ("Customers"). Institutional clients may purchase shares for Customer accounts maintained for individuals. Primary Class shares are available to all other investors.

Future First Systematic Investment Plan and Transfer of Funds from Financial Institutions
----------------------------------------------------------------------------

         If you invest in Primary Class shares, the Prospectus for those shares explains that you may buy additional Primary Class shares through the Future First Systematic Investment Plan. Under this plan you may arrange for automatic monthly investments in Primary Class shares of $50 or more by authorizing Boston Financial Data Services ("BFDS"), the funds' transfer agent, to transfer funds each month from your Legg Mason account or from your checking account to be used to buy Primary Class shares at the per share net asset value determined on the day the funds are sent from your bank. You will receive a quarterly account statement. You may terminate the Future First Systematic Investment Plan at any time without charge or penalty. Forms to enroll in the Future First Systematic Investment Plan are available from any Legg Mason or affiliated office.

         Investors in Primary Class shares may also buy Primary Class shares through a plan permitting transfers of funds from a financial institution. Certain financial institutions may allow the investor, on a pre-authorized basis, to have $50 or more automatically transferred monthly for investment in Primary Class shares of a fund to:

                      Legg Mason Wood Walker, Incorporated
                                Funds Processing
                                  P.O. Box 1476
                         Baltimore, Maryland 21203-1476

         If the investor's check is not honored by the institution it is drawn on, the investor may be subject to extra charges in order to cover collection costs. These charges may be deducted from the investor's shareholder account.

Systematic Withdrawal Plan
--------------------------

         All Legg Mason funds in any Legg Mason account are eligible for the Systematic Withdrawal Plan ("Plan"). Except for individual retirement accounts ("IRAs"), any account with a net asset value of $5,000 or more may elect to make withdrawals of a minimum of $50 on a monthly basis. IRAs are not subject to the $5,000 minimum balance requirement. The amounts paid to you each month are obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified. Except IRAs, there are three ways to receive payment of proceeds of redemptions made through the Plan: (1) Credit to brokerage account - fund shares will be redeemed on the first business day of each month and credited to the brokerage account on the third business day; or
(2) Check mailed by the funds' transfer agent - fund shares will be redeemed on the 25th of each month or next business day and a check will be mailed within 3 business days; or (3) ACH to checking or savings account - redemptions of fund shares may occur on any day of the month and the checking or savings account will be credited in approximately two business days. Credit to brokerage account is the only option available to IRAs. Redemptions will be made at the net asset value per share determined as of the close of regular trading of the New York Stock Exchange ("Exchange") (normally 4:00 p.m., Eastern time) on the day corresponding to the redemption option designated by the investor. If the Exchange is not open for business on that day, the shares will be redeemed at the per share net asset value determined as of the close of the Exchange on the next business day. You may change the monthly amount to be paid to you without charge by notifying Legg Mason or the affiliate with which you have an account. You may terminate the Systematic Withdrawal Plan at any time without charge or penalty. Each fund, its transfer agent, and Legg Mason also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

         Withdrawal payments are treated as a sale of shares rather than as a dividend or other distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and distributions, the amount of your original investment may be correspondingly reduced.

         Ordinarily, you should not purchase additional shares of the fund in which you have an account if you maintain a Systematic Withdrawal Plan, because you may incur tax liabilities in connection with such purchases and withdrawals. No fund will knowingly accept purchase orders from you for additional shares if you maintain a Systematic Withdrawal Plan unless your purchase is equal to at least one year's scheduled withdrawals. In addition, if you maintain a Systematic Withdrawal Plan you may not make periodic investments under the Future First Systematic Investment Plan.

The following information applies only to Government Money Market:

Conversion to Federal Funds
---------------------------

         A cash deposit made after the daily cashiering deadline of the Legg Mason office in which the deposit is made will be credited to your Legg Mason brokerage account ("Brokerage Account") on the next business day following the day of deposit, and the resulting free credit balance will be invested on the second business day following the day of receipt.

Legg Mason Premier Asset Management Account/VISA Account
--------------------------------------------------------

         Shareholders of the fund who have cash or negotiable securities (including Government Money Market shares) valued at $10,000 or more in accounts with Legg Mason may subscribe to Legg Mason's Premier Asset Management Account ("Premier"). This program allows shareholders to link their Government Money Market account and their Brokerage Account. Premier provides shareholders with a convenient method to invest in the fund through their Brokerage Accounts, which includes automatic daily investment of free credit balances of $100 or more and automatic weekly investment of free credit balances of less than $100.

         Premier is a comprehensive financial service which combines a shareholder's fund account, a preferred customer VISA Gold debit card, a Legg Mason Brokerage Account and unlimited checkwriting with no minimum check amount.

         The VISA Gold debit card may be used to purchase merchandise or services from merchants honoring VISA or to obtain cash advances (which a bank may limit to $5,000 or less, per account per day) from any bank honoring VISA.

         Checks, VISA charges and cash advances are posted to the shareholder's margin account and create automatic same day redemptions if shares are available in the fund. If fund shares have been exhausted, the debits will be satisfied with available cash or through the sale of securities in the Brokerage Account or, if the Premier account has been established as a margin account, the debits will remain in the margin account, reducing the cash available. The shareholder will receive one consolidated monthly statement which details all fund transactions, securities activity, check writing activity and VISA Gold purchases and cash advances.

         BancOne Columbus ("BancOne"), 4151 Executive Parkway, Suite 100, Westerville, Ohio 43081, is the fund's agent for processing payment of VISA Gold debit card charges and clearance of checks written on the Premier Account. Shareholders are subject to BancOne's rules and regulations governing VISA accounts, including the right of BancOne not to honor VISA drafts in amounts exceeding the authorization limit of the shareholder's account at the time the VISA draft is presented for payment. The authorization limit is determined daily by taking the shareholder's fund account balance and subtracting (1) all shares purchased by other than federal funds wired within 15 days; (2) all shares for which certificates have been issued; and (3) any previously authorized VISA transaction.

Preferred Customer Card Services
--------------------------------

         Unlike some other investment programs which offer the VISA card privilege, Premier also includes travel/accident insurance at no added cost when shareholders purchase travel tickets with their Premier VISA Gold debit card. Coverage is provided through VISA and extends up to $250,000.

         If a VISA Gold debit card is lost or stolen, the shareholder should report the loss immediately by contacting Legg Mason directly between the hours of 8:30 a.m. and 5:00 p.m., or BancOne collect after hours at 1-614-248-4242. Those shareholders who subscribe to the Premier VISA account privilege may be liable for the unauthorized use of their VISA Gold debit card in amounts up to $50.

         Legg Mason is responsible for all Premier VISA Gold debit card inquiries as well as billing and account resolutions. Simply call Legg Mason Premier Client Services directly between 8:30 a.m. and 5:00 p.m., Eastern time, at 1-800-253-0454 or 1-410-528-2066 with your account inquiries.

Automatic Purchases of Fund Shares
----------------------------------

         Shareholders participating in the Premier program who elect to establish a fund account will have free credit balances resulting from the sale of securities in their Brokerage Account automatically invested in shares of the fund. Amounts of $100 or more will be invested on the same business day the proceeds of sale are credited to the Brokerage Account. Free credit balances of less than $100 will be invested in fund shares weekly.

         Free credit balances arising from sales of Brokerage Account shares for cash (i.e., same day settlement), redemption of debt securities, dividend and interest payments and cash deposits of $100 or more will be invested automatically in fund shares on the next business day following the day the transaction is credited to the Brokerage Account.

         Fund shares will receive the next dividend declared following purchase (normally 12:00 noon, Eastern time, on the following business day). A purchase order will not become effective until cash in the form of federal funds is received by the fund.

How to Open a Premier Account
-----------------------------

         To subscribe to Premier services, clients must contact Legg Mason to execute the necessary Premier agreements. Legg Mason charges a fee for the Premier service, which is currently $100 per year for individuals and $175 per year for businesses and corporations. Legg Mason reserves the right to alter or waive the conditions upon which a Premier Account may be opened. Both Legg Mason and BancOne reserve the right to terminate or modify any shareholder's Premier services at their discretion.

         You may request Premier Account Status by filling out the Premier Asset Management Account Agreement and Check Application which can be obtained from your Financial Advisor or Service Provider. You will receive your VISA Gold debit card (if applicable) from BancOne. The Premier VISA Gold debit card may be used at over 8 million locations, including 23,000 ATMs, in 24 countries around the world. Premier checks will be sent to you directly. There is no limit to the number of checks you may write against your Premier account.

         Shareholders should be aware that the various features of the Premier program are intended to provide easy access to assets in their accounts and that the Premier Account is not a bank account. Additional information about the Premier program is available by calling your Financial Advisor or Service Provider or Legg Mason's Premier Client Services.

Other Information Regarding Redemption
--------------------------------------

         You may request Government Money Market's checkwriting service by sending a written request to Legg Mason. State Street Bank and Trust Company ("State Street") will supply you with checks which can be drawn on an account of Government Money Market maintained with State Street. When honoring a check presented for payment, the fund will cause State Street to redeem exactly enough full and fractional shares from your account to cover the amount of the check. Canceled checks will be returned to you.

         Check redemption is subject to State Street's rules and regulations governing checking accounts. Checks should not be used to close a Government Money Market account because when the check is written you will not know the exact value of the account, including accrued dividends, on the day the check clears. Persons obtaining certificates for their shares may not use the checkwriting service.

For all of the funds:

         Each Fund reserves the right to modify or terminate the check, wire, telephone, Internet or VISA Gold card redemption services, as applicable, described in the Prospectuses and SAI at any time.

         The date of payment for redemption may not be postponed for more than seven days, and the right of redemption may not be suspended by a fund or Legg Mason except (i) for any period during which the Exchange is closed (other than for customary weekend and holiday closings), (ii) when trading in markets a fund normally utilizes is restricted, or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of that fund's investments or determination of its net asset value not reasonably practicable, or (iii) for such other periods as the SEC by regulation or order may permit for protection of a fund's shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

         Each fund reserves the right, under certain conditions, to honor any request for redemption by making payment in whole or in part by securities valued in the same way as they would be valued for purposes of computing that fund's net asset value per share. If payment is made in securities, a shareholder should expect to incur brokerage expenses in converting those securities into cash and will be subject to fluctuation in the market price of those securities until they are sold. Each fund does not redeem "in kind" under normal circumstances, but would do so where the Adviser determines that it would be in the best interests of that fund's shareholders as a whole.

         Clients of certain institutions that maintain omnibus accounts with the funds' transfer agent may obtain shares through those institutions. Such institutions may receive payments from the funds' distributor for account servicing, and may receive payments from their clients for other services performed. Investors can purchase shares from Legg Mason without receiving or paying for such other services.

                            VALUATION OF FUND SHARES

For Government Intermediate, Investment Grade and High Yield:

         Net asset value of a fund's shares is determined daily for each class as of the close of the Exchange, on every day the Exchange is open, by dividing the value of the total assets attributable to that class, less liabilities attributable to that class by the number of shares of that class outstanding. Pricing will not be done on days when the Exchange is closed. The Exchange currently observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. As described in the Prospectuses, securities for which market quotations are readily available are valued at current market value. Securities traded on an exchange or the NASDAQ Stock Market are normally valued at last sale prices. Other OTC securities, and securities traded on exchanges for which there is no sale on a particular day (including debt securities), are valued at the mean of latest closing bid and asked prices. Securities with remaining maturities of 60 days or less are valued at amortized cost. Securities and other assets quoted in foreign currencies will be valued in U.S. dollars based on the currency exchange rates prevailing at the time of the valuation. All other securities are valued at fair value as determined by or under the direction of the funds' Board of Directors. The funds may also use fair value pricing instead of market quotations to value securities if, because of special circumstances, the fund believes fair value pricing would more accurately reflect the price it could realize on a current sale of the securities. Premiums received on the sale of put or call options are included in the net asset value of each class, and the current market value of options sold by the fund will be subtracted from net assets of each class.

For Government Money Market:

         Government Money Market attempts to stabilize the value of a share at $1.00. Net asset value will not be calculated on days when the Exchange is closed.

         Use of the Amortized Cost Method The directors have determined that the interests of shareholders are best served by using the amortized cost method for determining the value of portfolio instruments. Under this method, portfolio instruments are valued at the acquisition cost, as adjusted for amortization of premium or accumulation of discount, rather than at current market value. The Board of Directors continually assesses the appropriateness of this method of valuation.

         The fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with Rule 2a-7 under the 1940 Act. Under that Rule, the directors must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the fund's investment objective.

         Monitoring Procedures The fund's procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. If there is a difference of more than 0.50% between the two, the directors will take any steps they consider appropriate (such as shortening the dollar-weighted average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

         Investment Restrictions Rule 2a-7 requires the fund to limit its investments to instruments that, (i) in the opinion of the Adviser, present minimal credit risk and (ii) (a) are rated in one of the two highest rating categories by at least two NRSROs (or one, if only one NRSRO has rated the security) or, (b) if unrated, are determined to be of comparable quality by the Adviser, all pursuant to procedures determined by the Board of Directors ("Eligible Securities"). The fund may invest no more than 5% of its total assets in securities that are Eligible Securities but have not been rated in the highest short-term ratings category by at least two NRSROs (or by one NRSRO, if only one NRSRO has assigned the obligation a short-term rating) or, if the obligations are unrated, determined by the Adviser to be of comparable quality ("Second Tier Securities"). In addition, the fund will not invest more than 1% of its total assets or $1 million (whichever is greater) in the Second Tier Securities of a single issuer. The Rule requires the fund to maintain a dollar-weighted average portfolio maturity appropriate to the objective of maintaining a stable net asset value of $1.00 per share and, in any event, of not more than 90 days. In addition, under the Rule, no instrument with a remaining maturity (as defined in the Rule) of more than 397 days can be purchased by the fund; except that the fund may hold securities with remaining maturities greater than 397 days as collateral for repurchase agreements and other collateralized transactions of short duration. SEC rules permit the fund to treat certain long-term variable or floating rate instruments as having a maturity equal to the time remaining until the next reset of the interest rate or until the principal can be recovered through a demand.

         Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

         It is the fund's usual practice to hold portfolio securities to maturity and realize par, unless the Adviser determines that sale or other disposition is appropriate in light of the fund's investment objective. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.

         In periods of declining interest rates, the indicated daily yield on shares of the fund, computed by dividing the annualized daily income on the fund's investment portfolio by the net asset value computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

         In periods of rising interest rates, the indicated daily yield on shares of the fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

                           ADDITIONAL TAX INFORMATION

         The following is a general summary of certain federal tax considerations affecting each fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information regarding any federal, state, local or foreign taxes that may apply to them.

General

         For federal tax purposes, each fund is treated as a separate corporation. To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), a fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus any net short-term capital gain and net gains from certain foreign currency transactions, determined without regard to any deduction for dividends paid) ("Distribution

Requirement") and must meet several additional requirements. For each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward currency contracts) derived with respect to its business of investing in securities or foreign currencies ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in the securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

         By qualifying for treatment as a RIC, a fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If any fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

         Each fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

         Dividends and Other Distributions. Dividends and other distributions declared by a fund in October, November or December of any year that are payable to its shareholders of record on a date in one of those months will be deemed to have been paid by the fund and received by the shareholders on December 31 of that year if the fund pays the distributions during the following January. Accordingly, those dividends and other distributions will be taxed to the shareholders for the year in which that December 31 falls.

         A portion of the dividends from each fund's investment company taxable income (whether paid in cash or reinvested in fund shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion for any fund may not exceed the aggregate dividends received by the fund for the taxable year from domestic corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. A fund's distributions of net capital gain do not qualify for the dividends-received deduction.

The following applies only to Government Intermediate, Investment Grade and High
Yield:

         If fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

         Interest and dividends received by a fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United

States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

         Financial Instruments The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and, in the case of High Yield, entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a fund realizes in connection therewith. Gains from High Yield's disposition of foreign currencies (except certain gains that may be excluded by future regulations) - and gains from options, futures and, in the case of High Yield, forward currency contracts derived by a fund with respect to its business of investing in securities (or, in the case of High Yield, foreign currencies) - will be treated as qualifing income under the Income Requirement.

         Certain futures, foreign currency contracts and listed non-equity options (such as those on a securities index) in which a fund may invest will be subject to section 1256 of the Code ("section 1256 contracts"). Section 1256 contracts held by a fund at the end of its taxable year, other than section 1256 contracts that are part of a "mixed straddle" with respect to which the fund has made an election not to have the following rules apply, must be "marked-to-market" (that is, treated as having been sold for their fair market value for federal income tax purposes) with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount a fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain a fund recognizes, without in either case increasing the cash available to the fund. A fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends that must be distributed. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

         When a covered call option written (sold) by a fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less than (or exceeds) the premium received when the option was written. When a covered call option written by a fund is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

         Code section 1092 (dealing with straddles) also may affect the taxation of options, futures and forward currency contracts in which a fund may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options, futures and forward contracts are positions in personal property. Under Section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting positions of the straddle. In addition, these rules may apply to postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a fund of straddle transactions are not entirely clear.

         If a fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward currency contract entered into by a fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any fund's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

         Zero Coupon and Pay-in-Kind Bonds Each fund may acquire zero coupon bonds or other debt securities issued with original issue discount. As a holder of those securities, a fund must include in its income the original issue discount that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Similarly, High Yield must include in its gross income securities it receives as "interest" on pay-in-kind securities. Because each fund annually must distribute substantially all of its investment company taxable income, including any accrued original issue discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. A fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

The following applies only to High Yield:

         Passive Foreign Investment Companies The fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

         If the fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which the fund probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the QEF did not distribute those earnings and gain to the fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

         The fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the fund's adjusted basis therein as of the end of that year. Pursuant to the election, the fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the fund included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). The fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

         Foreign Currencies Gains or losses (1) from the disposition of foreign currencies, including forward contracts, (2) on the disposition of a debt security denominated in a foreign currency that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security, and (3) that are attributable to fluctuations in exchange rates between the time the fund accrues dividends, interest or other receivables or expenses or other liabilities denominated in a foreign currency and the time the fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, will increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain.

                  TAX-DEFERRED QUALIFIED PLANS - PRIMARY CLASS SHARES

         Investors may invest in Primary Class shares of a fund through IRAs, simplified employee pension plans ("SEPs"), savings incentive match plans for employees ("SIMPLEs") and other qualified retirement plans (collectively, "qualified plans"). In general, income earned through the investment of assets of qualified plans is not taxed to their beneficiaries until the income is distributed to them. Primary Class share investors who are considering establishing a qualified plan should consult their attorneys or other tax advisers with respect to individual tax questions. Please contact your financial adviser or other entity offering the funds' shares for further information with respect to these plans.

Individual Retirement Accounts -- IRA
-------------------------------------

         Traditional IRA. Certain Primary Class investors may obtain tax advantages by establishing an IRA. Specifically, except as noted below, if neither you nor your spouse is an active participant in a qualified employer or government retirement plan, or if either you or your spouse is an active participant in such plan and your adjusted gross income does not exceed a certain level, each of you may deduct cash contributions made to an IRA in an amount for each taxable year not exceeding the lesser of 100% of your earned income or $2,000. However, a married shareholder who is not an active participant in such a plan and files a joint income tax return with his or her spouse (and their combined adjusted gross income does not exceed $150,000) is not affected by the spouse's active participant status. In addition, if your spouse is not employed and you file a joint return, you may establish a separate IRA for your spouse and contribute up to a total of $4,000 to the two IRAs, provided that neither contribution exceeds $2,000. If your employer's plan qualifies as a SIMPLE, permits voluntary contributions and meets certain requirements, you may make voluntary contributions to that plan that are treated as deductible IRA contributions.

         Even if you are not in one of the categories described in the preceding paragraph, you may find it advantageous to invest in Primary Class shares of a fund through nondeductible IRA contributions, up to certain limits, because all dividends and other distributions on your fund shares are then not immediately taxable to you or the IRA; they become taxable only when distributed to you. To avoid penalties, your interest in an IRA must be distributed, or start to be distributed, to you not later than April 1 following the calendar year in which you attain age 70 1/2. Distributions made before age 59 1/2, in addition to being taxable, generally are subject to a penalty equal to 10% of the distribution, except in the case of death or disability or where the distribution is rolled over into another qualified plan or certain other situations.

         Roth IRA. A shareholder whose adjusted gross income (or combined adjusted gross income with his or her spouse) does not exceed certain levels may establish and contribute up to $2,000 per taxable year to a Roth IRA. In addition, for a shareholder whose adjusted gross income does not exceed $100,000

(or is not married filing a separate return), certain distributions from traditional IRAs may be rolled over to a Roth IRA and any of the shareholder's traditional IRAs may be converted to a Roth IRA; these rollover distributions and conversions are, however, subject to federal income tax.

         Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in a Roth IRA, and withdrawals of earnings are not subject to federal income tax if the account has been held for at least five years (or in the case of earnings attributable to rollover contributions from or conversions of a traditional IRA, the rollover or conversion occurred more than five years before the withdrawal) and the account holder has reached age 59 1/2 (or certain other conditions apply).

         Education IRA. Although not technically for retirement savings, an Education IRA provides a vehicle for saving for a child's higher education. An Education IRA may be established for the benefit of any minor, and any person whose adjusted gross income does not exceed certain levels may contribute to an Education IRA, provided that no more than $500 may be contributed for any year to Education IRAs for the same beneficiary. Contributions are not deductible and may not be made after the beneficiary reaches age 18; however, earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay the qualified higher education expenses of the beneficiary (or a qualified family member).

Simplified Employee Pension Plan - SEP
--------------------------------------

         Legg Mason also makes available to corporate and other employers a SEP for investment in Primary Class shares of a fund.

Savings Incentive Match Plan for Employees - SIMPLE
---------------------------------------------------

         An employer with no more than 100 employees that does not maintain another qualified plan may establish a SIMPLE either as separate IRAs or as part of a Code section 401(k) plan. A SIMPLE, which is not subject to the complicated nondiscrimination rules that generally apply to other qualified plans, will allow certain employees to make elective contributions of up to $6,000 per year and will require the employer to make either matching contributions of up to 3% of each such employee's salary or a 2% nonelective contribution.

Withholding
-----------

         Withholding at the rate of 20% is required for federal income tax purposes on certain distributions (excluding, for example, certain periodic payments) from qualified plans (except IRAs and SEPs), unless the recipient transfers the distribution directly to an "eligible retirement plan" (including IRAs and other qualified plans) that accepts those distributions. Other distributions generally are subject to regular wage withholding or to withholding at the rate of 10% (depending on the type and amount of the distribution), unless the recipient elects not to have any withholding apply. Investors in Primary Class shares should consult their plan administrator or tax adviser for further information.

                             PERFORMANCE INFORMATION

For Government Intermediate, Investment Grade and High Yield:

         Total Return Calculations Average annual total return quotes used in a fund's advertising and other promotional materials ("performance advertisements") are calculated separately for each class according to the following formula:

         P(1+T)n   =   ERV
where    P         =   a hypothetical initial payment of $1,000
         T         =   average annual total return
         n         =   number of years
         ERV       =   ending redeemable value of a hypothetical $1,000 payment
                       made at the beginning of that period.

         Under the foregoing formula, the time periods used in performance advertisements will be based on rolling calendar quarters, updated at least to the last day of the most recent quarter prior to submission of the performance advertisements for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, all dividends and other distributions by a fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period.

         Yield Yields used in a fund's performance advertisements for each class of shares are calculated by dividing a fund's net investment income for a 30-day period ("Period") attributable to that class, by the average number of shares in that class entitled to receive dividends during the Period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the maximum offering price per share at the end of the Period. Yield quotations are calculated according to the following formula:

         Yield          =      2 [(a-b + 1)6 - 1]
                                  --------
                                    cd
where:            a     =      interest earned during the Period
                  b     =      expenses accrued for the Period (net of
                               reimbursements)
                  c     =      the average daily number of shares outstanding
                               during the Period that were entitled to receive
                               dividends
                  d     =      the maximum offering price per share on the
                               last day of the Period.

         Except as noted below, in determining interest earned during the Period (variable "a" in the above formula), a fund calculates interest earned on each debt obligation held by it during the Period by (1) computing the obligation's yield to maturity based on the market value of the obligation (including actual accrued interest) on the last business day of the Period or, if the obligation was purchased during the Period, the purchase price plus accrued interest and
(2) dividing the yield to maturity by 360, and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by the fund, interest earned during the Period is then determined by totaling the interest earned on all debt obligations. For the purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next call date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

         With respect to the treatment of discount and premium on mortgage-backed and other asset-backed obligations that are expected to be subject to monthly payments of principal and interest ("paydowns"): (1) a fund accounts for gain or loss attributable to actual paydowns as an increase or decrease to interest income during the period and (2) a fund accrues the discount and amortizes the premium on the remaining obligation, based on the cost of the obligation, to the weighted average maturity date or, if weighted average maturity information is not available, to the remaining term of the obligation.

         The yield for Primary Class shares of the following funds for the 30-day period ended December 31, 2000 was:

         --------------------------------------------
         Government Intermediate            5.82%
         --------------------------------------------
             Investment Grade               6.42%
         --------------------------------------------
                High Yield                 10.20%
         --------------------------------------------

         The yield for Institutional Class shares of the following funds for the 30-day period ended December 31, 2000 was:

         --------------------------------------------
         Government Intermediate            6.12%
         --------------------------------------------
             Investment Grade               6.94%
         --------------------------------------------
                High Yield                 10.49%
         --------------------------------------------

Yields of Government Intermediate and Investment Grade would have been lower if LMFA had not waived a portion of those funds' expenses.

For Government Money Market:

         Yield The current annualized yield for the fund is based upon a seven-day period and is computed by determining the net change in the value of a hypothetical account in the fund. The net change in the value of the account includes the value of dividends and of additional shares purchased with dividends, but does not include realized gains and losses or unrealized appreciation and depreciation. In addition, the fund may use a compound effective annualized yield quotation which is calculated as prescribed by SEC regulations, by adding one to the base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting one.

         The fund's yield may fluctuate daily depending upon such factors as the average maturity of its securities, changes in investments, changes in interest rates and variations in operating expenses. Therefore, current yield does not provide a basis for determining future yields. The fact that the fund's current yield will fluctuate and that shareholders' principal is not guaranteed or insured should be considered in comparing the fund's yield with yields on fixed-income investments, such as insured savings certificates. In comparing the yield of the fund to other investment vehicles, consideration should be given to the investment policies of each, including the types of investments owned, lengths of maturities of the portfolio, the method used to compute the yield and whether there are any special charges that may reduce the yield.

Other Information
-----------------

         From time to time a fund may compare the performance of a class to the performance of other investment companies, groups of investment companies, various market indices, the features or performance of alternative investments, in advertisements, sales literature, and reports to shareholders. One such market index is the Standard & Poor's 500 Index ("S&P 500"), a widely recognized, unmanaged index composed of the capitalization-weighted average of the prices of 500 of the largest publicly traded stocks in the U.S. The S&P 500 includes reinvestment of all dividends. It takes no account of the costs of investing or the tax consequences of distributions. A fund invests in many securities that are not included in the S&P 500. The fund may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions that are not indicative of the performance of the fund.

         From time to time, the total return of a fund may be quoted in advertisements, shareholder reports, or other communications to shareholders.

         A fund may also cite rankings and ratings, and compare the return of a class with data published by Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc., Wiesenberger Investment Company Services, Value Line, Morningstar, and other services or publications that monitor, compare and/or rank the performance of investment companies. A fund may also refer in such materials to mutual fund performance rankings, ratings, comparisons with funds having similar investment objectives, and other mutual funds reported in independent periodicals, including, but not limited to, FINANCIAL WORLD, MONEY Magazine, FORBES, BUSINESS WEEK, BARRON'S, FORTUNE, THE KIPLINGER LETTERS, THE WALL STREET JOURNAL, and THE NEW YORK TIMES.

         Each fund invests primarily in the fixed-income securities described in its Prospectus. High Yield might invest in equity securities included in the S&P 500 or the Dow Jones indices among others. Comparison with such indices is intended to show how an investment in a class of shares behaved as compared to indices that are often taken as a measure of performance of the equity market as a whole. The indices, like the total return of a class of shares, assume reinvestment of all dividends and other distributions. They do not take account of the costs or the tax consequences of investing.

         Each fund may include discussions or illustrations of the effects of compounding in performance advertisements. "Compounding" refers to the fact that, if dividends or other distributions on an investment in a fund are reinvested in additional shares, any future income or capital appreciation of the fund would increase the value, not only of the original fund investment, but also of the additional shares received through reinvestment. As a result, the value of the shareholder's investment would increase more quickly than if dividends or other distributions had been paid in cash.

         A fund may compare the investment return of a class to the return on certificates of deposit and other forms of bank deposits, and may quote from organizations that track the rates offered on such deposits. Bank deposits are insured by an agency of the federal government up to specified limits. In contrast, fund shares are not insured, the value of fund shares may fluctuate, and an investor's shares, when redeemed, may be worth more or less than the investor originally paid for them. Unlike the interest paid on many certificates of deposit, which remains at a specified rate for a specified period of time, the return of each class of shares will vary.

         Fund advertisements may reference the history of Legg Mason and its affiliates, the education and experience of the investment committee, and the fact that the investment committee engages in value investing. With value investing, the Adviser invests in those securities it believes to be undervalued in relation to the long-term earning power or asset value of their issuers. Securities may be undervalued because of many factors, including market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting the issuer of the security. The Adviser believes that the securities of sound, well-managed companies that may be temporarily out of favor due to earnings declines or other adverse developments are likely to provide a greater total return than securities with prices that appear to reflect anticipated favorable developments and that are therefore subject to correction should any unfavorable developments occur.

         In advertising, each fund may illustrate hypothetical investment plans designed to help investors meet long-term financial goals, such as saving for a child's college education or for retirement. Sources such as the Internal Revenue Service, the Social Security Administration, the Consumer Price Index and Chase Global Data and Research may supply data concerning interest rates, college tuitions, the rate of inflation, Social Security benefits, mortality statistics and other relevant information. Each fund may use other recognized sources as they become available.

         A fund may use data prepared by Ibbotson Associates and Frontier Analytics, Inc. to compare the returns of various capital markets and to show the value of a hypothetical investment in a capital market. Typically, different indices are used to calculate the performance of common stocks, corporate and government bonds and Treasury bills.

         Each fund (except Government Money Market) may illustrate and compare the historical volatility of different portfolio compositions where the performance of stocks is represented by the performance of an appropriate market index, such as the S&P 500 and the performance of bonds is represented by a nationally recognized bond index, such as the Lehman Brothers Long-Term Government Bond Index.

         Each fund may also include in advertising biographical information on key investment and managerial personnel.

         Each fund may advertise examples of the potential benefits of periodic investment plans, such as dollar cost averaging, a long-term investment technique designed to lower average cost per share. Under such a plan, an investor invests in a mutual fund at regular intervals a fixed dollar amount, thereby purchasing more shares when prices are low and fewer shares when prices are high. Although such a plan does not guarantee profit or guard against loss in declining markets, the average cost per share could be lower than if a fixed number of shares were purchased at the same intervals. Investors should consider their ability to purchase shares through low price levels.

         Each fund may discuss Legg Mason's tradition of service. Since 1899, Legg Mason and its affiliated companies have helped investors meet their specific investment goals and have provided a full spectrum of financial services. Legg Mason affiliates serve as investment advisers to private accounts and mutual funds with approximately $137 billion in assets as of December 31, 2000.

         In advertising, each fund may discuss the advantages of saving through tax-deferred retirement plans or accounts, including the advantages and disadvantages of "rolling over" a distribution from a retirement plan into an IRA, factors to consider in determining whether you qualify for such a rollover, and the other options available. These discussions may include graphs or other illustrations that compare the growth of a hypothetical tax-deferred investment to the after-tax growth of a taxable investment.

         A fund may depict in advertising and sales literature the historical performance of the securities in which that fund may invest over periods reflecting a variety of market or economic conditions whether alone or in comparison with alternative investments, performance indexes of those investments or economic indicators. A fund may also describe its portfolio holdings and depict its size, the number and make-up of its shareholder base and other descriptive factors concerning that fund.

         The following tables show the value, as of the end of each fiscal year, of a hypothetical investment of $10,000 ($15,000 for High Yield) made in each fund at commencement of operations of each class of fund shares. The tables assume that all dividends and other distributions are reinvested in each respective fund. They include the effect of all charges and fees applicable to the respective class of shares the fund has paid. (The funds do not impose any fees for investing or reinvesting in the funds, and there are no redemption fees.) They do not include the effect of any income taxes that an investor would have to pay on distributions. Performance data is only historical, and is not intended to indicate any fund's future performance.

Government Intermediate:
                              Primary Class Shares

--------------------------------------------------------------------------------
              Value of Original Shares Plus
                 Shares Obtained through    Value of Shares Acquired
              Reinvestment of Capital Gain  Through Reinvestment of
 Fiscal Year          Distributions             Income Dividends     Total Value
 -------------------------------------------------------------------------------
     1987*               $9,920                     $ 302              $10,222
 -------------------------------------------------------------------------------
     1988                 9,800                      1,080              10,880
 -------------------------------------------------------------------------------
     1989                10,210                      2,062              12,272
 -------------------------------------------------------------------------------
     1990                10,301                      3,081              13,382
 -------------------------------------------------------------------------------
     1991                11,087                      4,217              15,304
 -------------------------------------------------------------------------------
     1992                11,180                      5,081              16,261
 -------------------------------------------------------------------------------
     1993                11,607                      5,735              17,342
 -------------------------------------------------------------------------------
     1994                10,829                      6,179              17,008
 -------------------------------------------------------------------------------
     1995                11,652                      7,716              19,368
 -------------------------------------------------------------------------------
     1996                11,474                      8,760              20,234
 -------------------------------------------------------------------------------
     1997                11,574                      10,067             21,641
 -------------------------------------------------------------------------------
     1998                11,696                      11,364             23,060
 -------------------------------------------------------------------------------
     1999                11,040                      11,910             22,950
 -------------------------------------------------------------------------------
     2000                11,418                      13,819             25,237
 -------------------------------------------------------------------------------

*August 7, 1987 (commencement of operations) to December 31, 1987.

                           Institutional Class Shares

--------------------------------------------------------------------------------
              Value of Original Shares Plus
                 Shares Obtained through    Value of Shares Acquired
              Reinvestment of Capital Gain  Through Reinvestment of  Total Value
  Fiscal Year         Distributions             Income Dividends
--------------------------------------------------------------------------------
     1994                $10,000                      $ 50             $10,050
--------------------------------------------------------------------------------
     1995                10,771                       731              11,502
--------------------------------------------------------------------------------
     1996                10,607                      1,481             12,088
--------------------------------------------------------------------------------
     1997                10,699                      2,291             12,990
--------------------------------------------------------------------------------
     1998                10,813                      3,105             13,918
--------------------------------------------------------------------------------
     1999                10,206                      3,717             13,923
--------------------------------------------------------------------------------
     2000                10,566                      4,839             15,405
--------------------------------------------------------------------------------

*December 1, 1994 (commencement of operations) to December 31, 1994.

         With  respect  to  Primary  Class  shares,  if  the  investor  had  not reinvested dividends and other distributions, the total value of the hypothetical investment as of December 31, 2000 would have been $ 10,260 and the investor would have received a total of $9,265 in distributions. With respect to Institutional Class shares, if the investor had not reinvested dividends and other distributions, the total value of the hypothetical investment as of

December 31, 2000 would have been $10,566, and the investor would have received a total of $3,975 in distributions. Returns would have been lower if LMFA had not waived certain fees during the fiscal years 1987 through 2000.

Investment Grade:
                              Primary Class Shares

--------------------------------------------------------------------------------
            Value of Original Shares Plus
               Shares Obtained through      Value of Shares Acquired
Fiscal Year  Reinvestment of Capital Gain   Through Reinvestment of  Total Value
                    Distributions              Income Dividends
--------------------------------------------------------------------------------
    1987*              $ 9,940                     $ 320               $10,260
--------------------------------------------------------------------------------
    1988                9,908                      1,137                11,045
--------------------------------------------------------------------------------
    1989                10,319                     2,158                12,477
--------------------------------------------------------------------------------
    1990                10,046                     3,154                13,200
--------------------------------------------------------------------------------
    1991                10,835                     4,476                15,311
--------------------------------------------------------------------------------
    1992                10,893                     5,456                16,349
--------------------------------------------------------------------------------
    1993                11,940                     6,244                18,184
--------------------------------------------------------------------------------
    1994                10,717                     6,590                17,307
--------------------------------------------------------------------------------
    1995                12,069                     8,724                20,793
--------------------------------------------------------------------------------
    1996                11,815                     9,874                21,689
--------------------------------------------------------------------------------
    1997                12,243                    11,682                23,925
--------------------------------------------------------------------------------
    1998                12,601                    12,996                25,597
--------------------------------------------------------------------------------
    1999                11,790                    13,574                25,364
--------------------------------------------------------------------------------
    2000                12,019                    15,667                27,686
--------------------------------------------------------------------------------

*August 7, 1987 (commencement of operations) to December 31, 1987.

                           Institutional Class Shares

--------------------------------------------------------------------------------
             Value of Original Shares Plus
                Shares Obtained through     Value of Shares Acquired
              Reinvestment of Capital Gain  Through Reinvestment of Total Value
Fiscal Year          Distributions              Income Dividends
--------------------------------------------------------------------------------
   1995*                $10,116                   $26                $10,142
--------------------------------------------------------------------------------
   1996                  9,903                    735                 10,638
--------------------------------------------------------------------------------
   1997                  10,261                  1,541                11,802
--------------------------------------------------------------------------------
   1998                  10,411                  2,285                12,696
--------------------------------------------------------------------------------
   1999                  9,727                   2,927                12,654
--------------------------------------------------------------------------------
   2000                  9,905                   3,967                13,872
--------------------------------------------------------------------------------

*December 1, 1995 (commencement of operations) to December 31, 1995.

         With  respect  to  Primary  Class  shares,  if  the  investor  had  not reinvested dividends and other distributions, the total value of the hypothetical investment as of December 31, 2000 would have been $9,970, and the investor would have received a total of $10,453 in distributions. With respect to Institutional Class shares, if the investor had not reinvested dividends and other distributions, the total value of the hypothetical investment as of

December 31, 2000 would have been $9,661, and the investor would have received a total of $3,579, in distributions. Returns would have been lower if LMFA had not waived certain fees during the fiscal years 1987 through 2000.


High Yield:
                              Primary Class Shares:

--------------------------------------------------------------------------------
             Value of Original Shares Plus
                Shares Obtained through    Value of Shares Acquired
             Reinvestment of Capital Gain  Through Reinvestment of   Total Value
 Fiscal Year        Distributions             Income Dividends
--------------------------------------------------------------------------------
1994*                       $13,560                    $1,006          $14,566
--------------------------------------------------------------------------------
1995                        14,620                      2,570           17,190
--------------------------------------------------------------------------------
1996                        15,370                      4,383           19,753
--------------------------------------------------------------------------------
1997                        16,405                      6,480           22,885
--------------------------------------------------------------------------------
1998                        14,802                      7,613           22,415
--------------------------------------------------------------------------------
1999                        15,094                      9,364           24,458
--------------------------------------------------------------------------------
2000                        12,177                      8,264           20,440
--------------------------------------------------------------------------------

*February 1, 1994 (commencement of operations) to December 31, 1994.


                           Institutional Class Shares:

--------------------------------------------------------------------------------
             Value of Original Shares Plus
              Shares Obtained through      Value of Shares Acquired
             Reinvestment of Capital Gain  Through Reinvestment of   Total Value
Fiscal Year         Distributions             Income Dividends
--------------------------------------------------------------------------------
  1998*                 $13,071                       $ 893          $13,964
--------------------------------------------------------------------------------
  1999                   $13,338                     $1,885          $15,223
--------------------------------------------------------------------------------
  2000                   $10,264                     $2,525          $12,789
--------------------------------------------------------------------------------

*May 5, 1998 (commencement of operations) to December 31, 1998.

         With  respect  to  Primary  Class  shares,  if  the  investor  had  not reinvested dividends and other distributions, the total value of the hypothetical investment as of December 31, 2000 would have been $10,180, and the investor would have received a total of $7,186 in distributions. With respect to Institutional Class shares, the investor had not reinvested dividends and other distributions, the total value of the hypothetical investment as of December 31, 2000 would have been $9,062, and the investor would have received a total of $3,192 in distributions.

                            CAPITAL STOCK INFORMATION

         The Articles of Incorporation of the Corporation authorize issuance of one billion three hundred thousand shares of common stock, par value $0.001 per share, and allow the Board of Directors to create additional series (or portfolios), each of which may issue separate classes of shares. Government Intermediate, Investment Grade and High Yield currently offer two classes of shares -- Primary Class shares and Institutional Class shares. In addition, these funds have authorized, but do not currently offer Financial Intermediary Class shares. Each class represents interests in the same pool of assets.

         Each share in a fund is entitled to one vote for the election of directors and any other matter submitted to a vote of fund shareholders. A separate vote is taken by a class of shares of a fund if a matter affects just that class. Fractional shares have fractional voting rights. Voting rights are not cumulative. All shares in the funds are full paid and nonassessable and have no preemptive or conversion rights.

         Shareholder meetings will not be held except where the 1940 Act requires a shareholder vote on certain matters (including the election of directors, approval of an advisory contract, and certain amendments to the plan of distribution pursuant to Rule 12b-1) at the request of 25% or more of the shares entitled to vote as set forth in the Bylaws of the Corporation, or as the Board of Directors from time to time deems appropriate.

         THE FUNDS' CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT

         State Street, P.O. Box 1713, Boston, Massachusetts 02105, serves as custodian of each fund's assets. BFDS, P.O. Box 953, Boston, Massachusetts 02103, as agent for State Street, serves as transfer and dividend-disbursing agent, and administrator of various shareholder services. Legg Mason assists BFDS with certain of its duties as transfer agent and receives compensation from BFDS. Shareholders who request an historical transcript of their account will be charged a fee based upon the number of years researched. Each fund reserves the right, upon 60 days' written notice, to make other charges to investors to cover administrative costs.

                         THE CORPORATION'S LEGAL COUNSEL

         Kirkpatrick   &  Lockhart  LLP,  1800   Massachusetts   Avenue,   N.W.,
Washington, D.C. 20036-1800, serves as counsel to each fund.

                    THE CORPORATION'S INDEPENDENT ACCOUNTANTS

         PricewaterhouseCoopers LLP, 250 W. Pratt Street, Baltimore, MD 21201, serves as the funds' independent accountants.

                              FINANCIAL STATEMENTS

         The Statement of Net Assets as of December 31, 2000; the Statement of Operations for the year ended December 31, 2000; the Statement of Changes in Net Assets for the years ended December 31, 2000 and 1999; the Financial Highlights for the periods presented; the Notes to Financial Statements and the Report of PricewaterhouseCoopers LLP, all of which are included in the funds' Annual Report to Shareholders for the year ended December 31, 2000, are hereby incorporated by reference into this SAI.

                                                                     APPENDIX A
                              RATINGS OF SECURITIES

Description of Moody's Investors Service, Inc. ("Moody's") corporate bond ratings:
-------------------------------------------------------------------------

         Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa-Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca-Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C-Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Description of Standard & Poor's ("S&P") corporate bond ratings:
---------------------------------------------------------------

         AAA-An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         AA-An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A-An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB-An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         BB-An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         B-An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         CCC-An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         CC-An obligation rated CC is currently highly vulnerable to nonpayment.

         C-A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. A C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

         D-An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Plus (+) or minus (-)-The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         r-This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

         N.R.-This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Description Of Moody's Preferred Stock Ratings:
----------------------------------------------

         aaa: An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

         aa: An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

         a: An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

         baa: An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

         ba: An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

Description Of Moody's Short-Term Debt Ratings:
----------------------------------------------

         PRIME-1: Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior capacity for repayment of short-term debt obligations. P-1 repayment capacity will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

         PRIME-2: Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Description Of S&P's Commercial Paper Ratings:
---------------------------------------------

         A-1: A short-term obligation rated `A-1' is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         A-2: A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         A-3: A short-term obligation rated `A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                          Legg Mason Income Trust, Inc.

Part C.  Other Information

Item 23. Exhibits

(a)      (i)     Articles of Incorporation filed April 28, 1987 (2)
         (ii)    Articles Supplementary filed September 1, 1988 (2)
         (iii)   Articles Supplementary filed June 2, 1989 (2)
         (iv)    Articles Supplementary filed September 23, 1993 (2)
         (v)     Articles Supplementary filed August 1, 1994 (2)
         (vi)    Articles of Amendment filed September 17, 1999 - filed herewith
         (vii)   Articles of Amendment filed April 4, 2001 - filed herewith

(b)      (i)      Amended By-Laws dated May 13, 1988 (2)
         (ii)     Amendment to By-Laws dated May 10, 1991 (2)

(c) Instruments defining the rights of security holders with respect to Legg Mason Income Trust, Inc. are contained in the Articles of Incorporation and By-Laws, with subsequent amendments, which are incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 26 to the Registration Statement of Legg Mason Income Trust, Inc., SEC File No. 33-12092, filed April 30, 1997.

(d)      Management Agreements
         (i)      U.S. Government Intermediate-Term Portfolio - filed herewith
         (ii)     Investment Grade Income Portfolio - filed herewith
         (iii)    U.S. Government Money Market Portfolio (2)
         (iv)     High Yield Portfolio (2)

         Investment Advisory Agreements
         (i)      U.S. Government Intermediate-Term Portfolio (2)
         (ii)     Investment Grade Income Portfolio (2)
         (iii)    U.S. Government Money Market Portfolio (2)
         (iv)     High Yield Portfolio (2)

(e)      Underwriting Agreements
         (i)      U.S. Government Intermediate-Term Portfolio (1)
         (ii)     Investment Grade Income Portfolios (1)
         (iii)    U.S. Government Money Market Portfolio (1)
         (iv)     High Yield Portfolio (1)

(f)      Bonus, profit sharing or pension plans - none

(g)      Custodian Agreement (2)

(h)      (i)      Transfer Agency and Service Agreement (2)
         (ii)     Amendment and Restatement of Credit Agreement dated
                  March 16, 2001 (4)

(i)      Opinion and consent of counsel - filed herewith

(j)      Consent of independent accountants -- filed herewith

(k)      Financial statements omitted from Item 23 - none

(l)      Agreements for providing initial capital (2)

(m)      Plan pursuant to Rule 12b-1
         (i) Investment Grade Income and U.S. Government Intermediate-Term Portfolios (1)
         (ii)     U.S. Government Money Market Portfolio (1)
         (iii)    High Yield Portfolio (1)

(n)      Multiple Class Plan pursuant to Rule 18f-3
         (i)      U.S. Government Intermediate-Term Portfolio - filed herewith
         (ii)     Investment Grade Income Portfolio - filed herewith
         (iii)    High Yield Portfolio - filed herewith

(p) Code of ethics for the fund, its investment advisers, and its principal underwriter (3)

(1) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 25 to the Registration Statement of Legg Mason Income Trust, Inc., SEC File No. 33-12092, filed February 28, 1997.

(2) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 26 to the Registration Statement of Legg Mason Income Trust, Inc., SEC File No. 33-12092, filed April 30, 1997.

(3) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 2 to the Registration Statement of Legg Mason Investment Trust, Inc., SEC File No. 333-88715, filed on March 28, 2000.

(4) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 22 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed on April 2, 2001.

Item 24. Persons Controlled By or Under Common Control with Registrant

         None

Item 25. Indemnification

         This item is incorporated by reference to Item 27 of Part C of Post-Effective Amendment No. 25 to the Registration Statement, SEC File No. 33-12092 filed February 28, 1997.

Item 26. Business and Connections of Manager and Investment Adviser

(a) Legg Mason Fund Adviser, Inc. ("LMFA") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMFA have been engaged as director, officer, employee, partner or trustee.

Raymond A. Mason           Director, LMFA
                           Chairman, President, and CEO, Legg Mason, Inc.
                           Director, Chairman and President, Legg Mason Holdings
                              Limited
                           Director, 3040692 Nova Scotia Company
                           Director, Legg Mason Canada Holdings Ltd.
                           Director, Legg Mason UK Holdings Plc
                           Director, LM Holdings Limited
                           Chairman and Director, LMFM
                           Chairman, CEO and Director, LMWW
                           Director, Batterymarch

                           Director, Howard Weil
                           Director, Gray, Seifert
                           Director, Brandywine
                           Director, Berkshire
                           Director, WAMCL
                           Director, LMRE
                           Director, LMCM Director, WAM

Philip E. Sachs            Vice President, LMFA
                           Director, LMCM

Timothy C. Scheve          Director, LMFA
                           Executive Vice President, Legg Mason, Inc.
                           Director and Senior Executive Vice President, LMWW
                           Director, Legg Mason UK Holdings Plc
                           Director, Legg Mason Holdings Limited
                           Director, 3040692 Nova Scotia Company
                           Director, Legg Mason Canada Holdings Ltd.
                           Director, Bartlett
                           Director, WAMCL
                           Director, LMFM
                           Director, LMCM
                           Director, LMT
                           Director, WAM

Edward A. Taber III        Chairman and Director, LMFA
                           Senior Executive Vice President/Head of Investment
                              Management, Legg Mason, Inc.
                           Director and Vice President, 3040692 Nova Scotia
                              Company
                           Director and Vice President, Legg Mason Canada
                              Holdings  Ltd.
                           Director, Legg Mason Holdings Limited
                           Director, Legg Mason UK Holdings Plc
                           Director,  LM Holdings Limited
                           Director and Chairman, LMIA
                           Director, Batterymarch
                           Director, Howard Weil
                           Director, Gray, Seifert
                           Director, Brandywine
                           Director, WAMCL
                           Director, LMCM
                           Director, LMFM
                           Director, LMT
                           Director, WAM

(b) Western Asset Management Company ("WAM") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of WAM have been engaged as director, officer, employee, partner or trustee.

James W. Hirschmann III    Director and CEO, WAM
                           Managing Director and Director, WAMCL

Stephen K. Leech           Director and CIO, WAM
                           Director, WAMCL

Raymond A. Mason           Director, WAM
                           Chairman, President and CEO, Legg Mason, Inc.
                           Director, Chairman and President, Legg Mason Holdings
                              Limited
                           Director, 3040692 Nova Scotia Company
                           Director, Legg Mason Canada Holdings Ltd.
                           Director, Legg Mason UK Holdings Plc
                           Director, LM Holdings Limited
                           Chairman and Director, LMFM
                           Chairman, CEO and Director, LMWW
                           Director, Batterymarch
                           Director, Howard Weil
                           Director, Gray, Seifert
                           Director, Brandywine
                           Director, Berkshire
                           Director, WAMCL
                           Director, LMRE
                           Director, LMCM
                           Director, LMFA

Timothy C. Scheve          Director, WAM
                           Executive Vice President, Legg Mason, Inc.
                           Director and Senior Executive Vice President, LMWW
                           Director, Legg Mason UK Holdings Plc
                           Director, Legg Mason Holdings Limited
                           Director, 3040692 Nova Scotia Company
                           Director, Legg Mason Canada Holdings Ltd.
                           Director, Bartlett
                           Director, WAMCL
                           Director, LMFM
                           Director, LMFA
                           Director, LMCM
                           Director, LMT

Elisabeth N. Spector       Director, WAM
                           Senior Vice President, Legg Mason, Inc.
                           Director, Vice President and Secretary, Legg Mason
                              Canada Holdings Limited
                           Vice President and Secretary, 3040692 Nova Scotia
                              Company
                           Director, LM Holdings Limited
                           Director, Batterymarch
                           Director, Brandywine
                           Director, Gray, Seifert
                           Director, WAMCL

Edward A. Taber III        Director, WAM
                           Senior Executive Vice President/Head of Investment
                              Management, Legg Mason, Inc.
                           Director and Vice President, 3040692 Nova Scotia
                              Company
                           Director and Vice President, Legg Mason Canada
                              Holdings Ltd.
                           Director, Legg Mason Holdings Limited
                           Director, Legg Mason UK Holdings Plc

                           Director, LM Holdings Limited
                           Director and Chairman, LMIA
                           Director, Batterymarch
                           Director, Howard Weil
                           Director, Gray, Seifert
                           Director, Brandywine
                           Director, WAMCL
                           Director, LMFA
                           Director, LMCM
                           Director, LMFM
                           Director, LMT

Bartlett & Co.  ("Bartlett")
36 East Fourth Street
Cincinnati, OH  45202

Batterymarch Financial Management, Inc. ("Batterymarch")
200 Clarendon Street
Boston, MA  02116

Berkshire Asset Management, Inc.  ("Berkshire")
46 Public Square, Suite 700
Wilkes-Barre, PA  18701

Brandywine Asset Management, Inc. ("Brandywine")
Three Christina Centre, Suite 1200
201 North Walnut Street
Wilmington, DE  19801

Gray, Seifert & Co., Inc.  ("Gray, Seifert")
380 Madison Avenue
New York, NY  10017

Howard, Weil, Labouisse, Friedrichs, Inc.  ("Howard Weil")
1100 Poydras Street
New Orleans, LA  70163

Legg Mason Canada Holdings Ltd.
PO Box 7289, Stn "A"
44 Chipman Hill
Saint John, NB E24 456

Legg Mason Capital Management, Inc.  ("LMCM")
100 Light Street
Baltimore, MD  21202

Legg Mason Fund Adviser, Inc.  ("LMFA")
100 Light Street
Baltimore, MD  21202

Legg Mason Funds Management, Inc.  ("LMFM")
100 Light Street
Baltimore, MD  21202

Legg Mason Holdings Limited
155 Bishopsgate
London EC2M 3XG
England

Legg Mason, Inc.
100 Light Street
Baltimore, MD  21202

Legg Mason Real Estate Services, Inc.  ("LMRE")
Mellon Bank Center, 12th Floor
1735 Market Street
Philadelphia, PA  19103

Legg Mason Trust, fsb  ("LMT")
100 Light Street
Baltimore, MD  21202

Legg Mason UK Holdings Plc
20 Regent Street
London SW1Y 4PZ

Legg Mason Wood Walker, Incorporated  ("LMWW")
100 Light Street
Baltimore, MD  21202

LM Holdings Limited
20 Regent Street
London SW1Y 4PZ

LM Institutional Advisors, Inc.  ("LMIA")
100 Light Street
Baltimore, MD  21202

Western Asset Management Company  ("WAM")
117 East Colorado Boulevard
Pasadena, CA  91105

Western Asset Management Company Limited  ("WAMCL")
155 Bishopsgate
London EC2M 3XG
England

3040692 Nova Scotia Company
Ste 800, 1959 Upper Water Street
PO Box 997
Halifax, N.S.  B3J 2X2

Item 27. Principal Underwriters

(a)      Legg Mason Cash Reserve Trust
         Legg Mason Tax-Exempt Trust, Inc.
         Legg Mason Tax-Free Income Fund
         Legg Mason Value Trust, Inc.

         Legg Mason Total Return Trust, Inc.
         Legg Mason Special Investment Trust, Inc.
         Legg Mason Focus Trust, Inc.
         Legg Mason Global Trust, Inc.
         Legg Mason Investors Trust, Inc.
         Legg Mason Light Street Trust, Inc.
         Legg Mason Investment Trust, Inc.
         LM Institutional Fund Advisors I, Inc.
         LM Institutional Fund Advisors II, Inc.

(b) The following table sets forth information concerning each director and officer of the Registrant's principal underwriter, Legg Mason Wood Walker, Incorporated ("LMWW").

                                                                  Positions and
Name and Principal              Position and Offices              Offices with
Business Address*               with Underwriter - LMWW           Registrant

--------------------------------------------------------------------------------

Raymond A. Mason                Chairman of the Board, Chief       None
                                Executive Officer and Director

James W. Brinkley               President, Chief Operating         None
                                Officer and Director

Edmund J. Cashman, Jr.          Senior Executive Vice President    Vice Chairman
                                                                   and Director

Richard J. Himelfarb            Senior Executive Vice President    None

Timothy C. Scheve               Senior Executive Vice President    None
                                and Director

Manoochehr Abbaei               Executive Vice President           None

Robert G. Donovan               Executive Vice President           None

Thomas P. Mulroy                Executive Vice President           None
                                and Director

Robert G. Sabelhaus             Executive Vice President           None
                                and Director

F. Barry Bilson                 Senior Vice President              None

D. Stuart Bowers                Senior Vice President              None

W. William Brab                 Senior Vice President              None

Edwin J. Bradley, Jr.           Senior Vice President              None

Thomas M. Daly, Jr.             Senior Vice President              None

Jeffrey W. Durkee               Senior Vice President              None

Harry M. Ford, Jr.              Senior Vice President              None

Dennis A. Green                 Senior Vice President              None

Thomas E. Hill                  Senior Vice President              None
218 N. Washington Street
Suite 31
Easton, MD  21601

Arnold S. Hoffman               Senior Vice President              None
1735 Market Street
Philadelphia, PA  19103

Carl Hohnbaum                   Senior Vice President              None
2500 CNG Tower
625 Liberty Avenue
Pittsburgh, PA  15222

David M. Jernigan               Senior Vice President              None

William B. Jones, Jr.           Senior Vice President              None
1747 Pennsylvania Avenue, N.W.
Washington, D.C.  20006

Laura L. Lange                  Senior Vice President              None

Horace M. Lowman, Jr.           Senior Vice President              None

Ira H. Malis                    Senior Vice President              None

Marvin H. McIntyre              Senior Vice President              None
1747 Pennsylvania Avenue, N.W.
Washington, D.C.  20006

Jonathan M. Pearl               Senior Vice President              None

Mark I. Preston                 Senior Vice President              None

Robert F. Price                 Senior Vice President, General
                                Counsel and Secretary              None

Thomas L. Souders               Senior Vice President, Chief
                                Financial Officer and Treasurer    None

Joseph A. Sullivan              Senior Vice President              None

Joseph E. Timmins III           Senior Vice President              None

Paul J. Ayd                     Vice President                     None

Richard L. Baker                Vice President                     None

William H. Bass, Jr.            Vice President                     None

Nathan S. Betnun                Vice President                     None

Andrew J. Bowden                Vice President and Deputy
                                General Counsel                    None

Carol A. Brown                  Vice President                     None

Scott R. Cousino                Vice President                     None

Thomas W. Cullen                Vice President                     None

Charles J. Daley, Jr.           Vice President and Controller      None

J. Gregory Driscoll             Vice President                     None

Norman C. Frost, Jr.            Vice President                     None

Keith E. Getter                 Vice President                     None

Daniel R. Greller               Vice President                     None

Richard A. Jacobs               Vice President                     None

Edward W. Lister, Jr.           Vice President                     None

Theresa McGuire                 Vice President                     None

Julia A. McNeal                 Vice President                     None

Gregory B. McShea               Vice President                     None

Edward P. Meehan                Vice President                     None
12021 Sunset Hills Road
Suite 100
Reston, VA  20190

Thomas C. Merchant              Vice President, Deputy General
                                Counsel and Assistant Secretary    None

Paul Metzger                    Vice President                     None

Mark C. Micklem                 Vice President                     None
1747 Pennsylvania Ave., N.W.
Washington, DC  20006

John A. Moag, Jr.               Vice President                     None

Ann O'Shea                      Vice President                     None

Robert E. Patterson             Vice President and Deputy
                                General Counsel                    None

Gerard F. Petrik, Jr.           Vice President                     None

Douglas F. Pollard              Vice President                     None

Thomas E. Robinson              Vice President                     None

Theresa M. Romano               Vice President                     None

James A. Rowan                  Vice President                     None
1747 Pennsylvania Avenue, N.W.
Washington, D.C.  20006

B. Andrew Schmucker             Vice President                     None
1735 Market Street
Philadelphia, PA  19103

Robert W. Schnakenberg          Vice President                     None

Chris A. Scitti                 Vice President                     None

Eugene B. Shepherd              Vice President                     None
1111 Bagby St.
Houston, TX  77002-2510

Lawrence D. Shubnell            Vice President                     None

Jane Soybelman                  Vice President                     None

Alexsander M. Stewart           Vice President                     None

Joyce Ulrich                    Vice President                     None

Sheila M. Vidmar                Vice President and Deputy
                                General Counsel                    None

W. Matthew Zuga                 Vice President                     None

Lauri F. Smith                  Assistant Vice President           None


* All addresses are 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.

(c) The Registrant has no principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 28. Location of Accounts and Records

         State Street Bank and Trust Company  and  Legg Mason Fund Adviser, Inc.
         P.O. Box 1713                             100 Light Street
         Boston, Massachusetts  02105              Baltimore, Maryland  21202

Item 29. Management Services

         None

Item 30. Undertakings

         None

                                 SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Income Trust, Inc., certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 32 to its Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore and State of Maryland, on the 9th day of April, 2001.

                                       LEGG MASON INCOME TRUST, INC.



                                       By: /s/ Marie K. Karpinski
                                           -------------------------------------
                                           Marie K. Karpinski
                                           Vice President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 31 to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                         Title                        Date
---------                         -----                        ----

/s/ John F. Curley, Jr.*          Chairman of the Board        April 9, 2001
------------------------          and Director
John F. Curley, Jr.

/s/ Edmund J. Cashman, Jr.*       Vice Chairman of the         April 9, 2001
--------------------------        Board and Director
Edmund J. Cashman, Jr.

/s/ Edward A. Taber, III*         President                    April 9, 2001
------------------------
Edward A. Taber, III

/s/ Richard G. Gilmore*           Director                     April 9, 2001
----------------------
Richard G. Gilmore

/s/ Arnold L. Lehman*             Director                     April 9, 2001
--------------------
Arnold L. Lehman

/s/ Jill E. McGovern*             Director                     April 9, 2001
--------------------
Jill E. McGovern

/s/ T.A. Rodgers*                 Director                     April 9, 2001
----------------
T.A. Rodgers

/s/ Marie K. Karpinski            Vice President               April 9, 2001
---------------------             and Treasurer
Marie K. Karpinski


*Signatures affixed by Marc R. Duffy pursuant to Power of Attorney dated November 12, 1999, a copy of which is filed herewith.

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee of one or more of the following investment companies (as set forth in the companies' Registration Statements on form N-1A):

LEGG MASON CASH RESERVE TRUST        LEGG MASON VALUE TRUST, INC.
LEGG MASON INCOME TRUST, INC.        LEGG MASON TOTAL RETURN TRUST, INC.
LEGG MASON GLOBAL TRUST, INC.        LEGG MASON SPECIAL INVESTMENT TRUST, INC.
LEGG MASON TAX EXEMPT TRUST, INC.    LEGG MASON INVESTORS TRUST, INC.
LEGG MASON TAX-FREE INCOME FUND      LEGG MASON LIGHT STREET TRUST, INC.
LEGG MASON FOCUS TRUST, INC.         LEGG MASON INVESTMENT TRUST, INC.

plus any other investment company for which Legg Mason Fund Adviser, Inc. acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee hereby severally constitute and appoint each of MARIE K. KARPINSKI, MARC R. DUFFY, ANDREW J. BOWDEN, ARTHUR J. BROWN and ARTHUR C. DELIBERT my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity and only for those above-listed companies for which I serve as Director/Trustee, any Registration Statements on Form N-lA, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all subsequent Post-Effective Amendments to said Registration Statements, and any and all supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

WITNESS my hand on the date set forth below.

SIGNATURE                                        DATE
---------                                        ----

/s/ Edmund J. Cashman, Jr.                       November 12, 1999
--------------------------
Edmund J. Cashman, Jr.

/s/ John F. Curley, Jr.                          November 12, 1999
-----------------------
John F. Curley, Jr.

/s/ Richard G. Gilmore                           November 12, 1999
----------------------
Richard G. Gilmore

/s/ Arnold L. Lehman                             November 12, 1999
--------------------
Arnold L. Lehman

/s/ Raymond A. Mason                             November 12, 1999
--------------------
Raymond A. Mason

/s/ Jill E. McGovern                             November 12, 1999
--------------------
Jill E. McGovern

/s/ Jennifer W. Murphy                           November 12, 1999
----------------------
Jennifer W. Murphy

/s/ G. Peter O'Brien                             November 12, 1999
--------------------
G. Peter O'Brien

/s/ T. A. Rodgers                                November 12, 1999
------------------
T. A. Rodgers

/s/ Edward A. Taber, III                         November 12, 1999
------------------------
Edward A. Taber, III

                          Legg Mason Income Trust, Inc.
                                    Exhibits


Exhibit (a)(vi)        Articles of Amendment filed September 17, 1999

Exhibit (a)(vii)       Articles of Amendment filed April 4, 2001

Exhibit (d)(i)         Management Agreement - US Government Intermediate-Term
                       Portfolio

Exhibit (d)(ii)        Management Agreement - Investment Grade Income Portfolio

Exhibit (i)            Opinion and consent of counsel

Exhibit (j)            Consent of independent accountants

Exhibit (n)(i)         Rule 18f-3 Plan - U.S. Government Intermediate-Term
                       Portfolio

Exhibit (n)(ii)        Rule 18f-3 Plan - Investment Grade Income Portfolio

Exhibit (n)(iii)       Rule 18f-3 Plan - High Yield Portfolio